Unique ID	LoanID	Seller Loan ID	Servicer Loan ID	Group	Loan Exception ID	Exception Type	Exception Grade	Exception	Exception Detail	Exception Information	Amount of Underdisclosure	Compliance Factors	Subject to Predatory - Unable to Test	Origination Date	Statute of Limitation Date	State	Purpose at Origination	Occupancy at Origination	Disposition 3 UAL State	Fitch Exception Level Grade	Moody's Exception Level Grade	DBRS Exception Level Grade	S&P Exception Level Grade	Date Reported by AMC	Date Cure Provided	Cured / Waived	Cleared	Issue with Cure Doc	Unable to Clear	QM Status	Seller Comments	AMC Additional Comments
204856323	XXX	XXX		A	29371262	compliance	2	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.					5/XX/2013		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856323	XXX	XXX		A	29371263	compliance	2	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.			Liability appears to be limited to originators/licensees.		5/XX/2013		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856323	XXX	XXX		A	29371264	compliance	2	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.			Liability appears to be limited to originators/licensees.		5/XX/2013		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856323	XXX	XXX		A	29371265	compliance	2	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		5/XX/2013		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856323	XXX	XXX		A	29371266	compliance	2	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		5/XX/2013		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856323	XXX	XXX		A	29371267	compliance	2	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	$XXX	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2013	5/XX/2014	CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856301	XXX	XXX		A	29371276	compliance	2	RESPA (2010) - Interest Rate on GFE Inaccurate	RESPA (2010): Interest Rate on GFE does not match Note.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		7/XX/2013		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856301	XXX	XXX		A	29371277	compliance	2	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		7/XX/2013		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856301	XXX	XXX		A	29371278	compliance	2	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		7/XX/2013		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856301	XXX	XXX		A	29371279	compliance	2	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Credit on HUD line 802 is less than the amount on HUD line 801. None of the credits were applied during review due to missing itemization of fees included in HUD line 801	$XXX	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		7/XX/2013	7/XX/2016	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856209	XXX	XXX		A	29371416	credit	3	Missing Document: Missing Final 1003						8/XX/2013		CA	Refinance - Rate/Term	Investment	No	C	C	C	C	07/06/2023
204856209	XXX	XXX		A	29371417	compliance	2	Missing Initial Loan Application Test
No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
														8/XX/2013		CA	Refinance - Rate/Term	Investment	No	B	B	B	B	07/06/2023
204856198	XXX	XXX		A	29371516	credit	3	Missing Document: Missing Final 1003						2/XX/2014		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	C	C	C	C	07/06/2023
204856198	XXX	XXX		A	29371517	compliance	2	Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided: Unable to determine Anti-Steering compliance/Safe Harbor	Loan Originator Compensation: Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.
Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary.  This civil liability may include $XXX in the case of an individual transaction, or the lesser of $XXX or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $XXX or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
Effective 1/10/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.
														2/XX/2014		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023
204856198	XXX	XXX		A	29371518	compliance	2	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.			Liability appears to be limited to originators/licensees.		2/XX/2014		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023
204856198	XXX	XXX		A	29371519	compliance	2	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		2/XX/2014		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023
204856198	XXX	XXX		A	29371520	compliance	2	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		2/XX/2014		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023
204856198	XXX	XXX		A	29371521	compliance	2	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		2/XX/2014		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023
204856198	XXX	XXX		A	29371522	compliance	2	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.		2/XX/2014	2/XX/2015	CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023
204856198	XXX	XXX		A	29371523	compliance	2	Missing Initial Loan Application Compliance Determined Application Date	No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2013. The source for this date is Initial disclosures.					2/XX/2014		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023
204856198	XXX	XXX		A	29371524	compliance	2	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		2/XX/2014		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023
204856197	XXX	XXX		A	29371598	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			There is no Assignee Liability.	Yes	1/XX/2012		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856197	XXX	XXX		A	29371599	compliance	3	Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material	Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.				Yes	1/XX/2012		CA	Refinance - Rate/Term	Primary	No	D	D	D	D	07/06/2023
204856197	XXX	XXX		A	29371600	compliance	2	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	1/XX/2012		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856197	XXX	XXX		A	29371601	compliance	2	TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction	Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.			TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Yes	1/XX/2012	1/XX/2013	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856197	XXX	XXX		A	29371602	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	1/XX/2012	1/XX/2015	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856197	XXX	XXX		A	29371603	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	1/XX/2012	1/XX/2015	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856197	XXX	XXX		A	29371604	compliance	2	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	1/XX/2012	1/XX/2013	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856197	XXX	XXX		A	29371605	compliance	2	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	1/XX/2012	1/XX/2013	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856254	XXX	XXX		A	29371606	credit	3	Missing Document: Missing Final 1003						4/XX/2013		CA	Purchase	Primary	No	C	C	C	C	07/06/2023
204856254	XXX	XXX		A	29371607	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			There is no Assignee Liability.		4/XX/2013		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856254	XXX	XXX		A	29371608	compliance	2	Federal LO Compensation Dual Compensation Pre-Dodd Frank Test	Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, and where the assignment was involuntary.  This civil liability may include $XXX in the case of an individual transaction, or the lesser of $XXX or 1% of the creditor's net worth in the case of a class action as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or non-judicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
														4/XX/2013	4/XX/2016	CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856254	XXX	XXX		A	29371609	compliance	2	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		4/XX/2013		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856254	XXX	XXX		A	29371610	compliance	2	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		4/XX/2013		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856254	XXX	XXX		A	29371611	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2013	4/XX/2014	CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856254	XXX	XXX		A	29371612	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2013	4/XX/2014	CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856254	XXX	XXX		A	29371613	compliance	2	Missing Initial Loan Application Test
No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
														4/XX/2013		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856254	XXX	XXX		A	29371614	compliance	2	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.			Liability appears to be limited to originators/licensees.		4/XX/2013		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856254	XXX	XXX		A	29371615	compliance	2	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.					4/XX/2013		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856254	XXX	XXX		A	29371616	compliance	2	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.			Liability appears to be limited to originators/licensees.		4/XX/2013		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856254	XXX	XXX		A	29371617	compliance	2	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.					4/XX/2013		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856254	XXX	XXX		A	29371618	compliance	2	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.			Liability appears to be limited to originators/licensees.		4/XX/2013		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856254	XXX	XXX		A	29371619	compliance	2	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		4/XX/2013		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856254	XXX	XXX		A	29371620	compliance	2	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		4/XX/2013		CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856254	XXX	XXX		A	29371621	compliance	2	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2013	4/XX/2014	CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856254	XXX	XXX		A	29371622	compliance	2	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.			TILA - subject to a 1 year SOL for affirmative claims under TILA		4/XX/2013	4/XX/2014	CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856254	XXX	XXX		A	29371623	compliance	2	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA		4/XX/2013	4/XX/2014	CA	Purchase	Primary	No	B	B	B	B	07/06/2023
204856164	XXX	XXX		A	29371757	credit	3	Initial Rate Lock rate date is not documented in file.						4/XX/2012		CA	Refinance - Cash-out - Other	Second Home	No	C	C	C	C	07/06/2023
204856164	XXX	XXX		A	29371758	compliance	2	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.					4/XX/2012		CA	Refinance - Cash-out - Other	Second Home	No	B	B	B	B	07/06/2023
204856164	XXX	XXX		A	29371759	compliance	2	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.			Liability appears to be limited to originators/licensees.		4/XX/2012		CA	Refinance - Cash-out - Other	Second Home	No	B	B	B	B	07/06/2023
204856164	XXX	XXX		A	29371760	compliance	2	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.			Liability appears to be limited to originators/licensees.		4/XX/2012		CA	Refinance - Cash-out - Other	Second Home	No	B	B	B	B	07/06/2023
204856164	XXX	XXX		A	29371761	compliance	2	RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate	RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		4/XX/2012		CA	Refinance - Cash-out - Other	Second Home	No	B	B	B	B	07/06/2023
204856164	XXX	XXX		A	29371762	compliance	2	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		4/XX/2012		CA	Refinance - Cash-out - Other	Second Home	No	B	B	B	B	07/06/2023
204856164	XXX	XXX		A	29371763	compliance	2	RESPA (2010) - Maximum prepayment penalty on GFE Inaccurate	RESPA (2010): Maximum prepayment penalty on GFE does not match actual maximum prepayment penalty.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		4/XX/2012		CA	Refinance - Cash-out - Other	Second Home	No	B	B	B	B	07/06/2023
204856164	XXX	XXX		A	29371764	compliance	2	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		4/XX/2012		CA	Refinance - Cash-out - Other	Second Home	No	B	B	B	B	07/06/2023
204856164	XXX	XXX		A	29371765	compliance	2	RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate	RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		4/XX/2012		CA	Refinance - Cash-out - Other	Second Home	No	B	B	B	B	07/06/2023
204856164	XXX	XXX		A	29371766	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2012	4/XX/2013	CA	Refinance - Cash-out - Other	Second Home	No	B	B	B	B	07/06/2023
204856164	XXX	XXX		A	29371767	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2012	4/XX/2013	CA	Refinance - Cash-out - Other	Second Home	No	B	B	B	B	07/06/2023
204856232	XXX	XXX		A	29371789	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2012	4/XX/2013	CA	Purchase	Second Home	No	B	B	B	B	07/06/2023
204856232	XXX	XXX		A	29371790	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2012	4/XX/2013	CA	Purchase	Second Home	No	B	B	B	B	07/06/2023
204856232	XXX	XXX		A	29371791	compliance	2	(Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing						4/XX/2012		CA	Purchase	Second Home	No	B	B	B	B	07/06/2023
204856232	XXX	XXX		A	29371792	credit	3	Initial Rate Lock rate date is not documented in file.						4/XX/2012		CA	Purchase	Second Home	No	C	C	C	C	07/06/2023
204856332	XXX	XXX		A	29371804	credit	3	Missing Document: Missing Final 1003						10/XX/2013		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023
204856332	XXX	XXX		A	29371805	compliance	2	Missing Initial Loan Application Test
No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
														10/XX/2013		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856332	XXX	XXX		A	29371806	compliance	2	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.			Liability appears to be limited to originators/licensees.		10/XX/2013		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856332	XXX	XXX		A	29371807	compliance	2	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.					10/XX/2013		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856332	XXX	XXX		A	29371808	compliance	2	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.			Liability appears to be limited to originators/licensees.		10/XX/2013		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856332	XXX	XXX		A	29371809	compliance	2	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.					10/XX/2013		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856332	XXX	XXX		A	29371810	compliance	2	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.			Liability appears to be limited to originators/licensees.		10/XX/2013		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856332	XXX	XXX		A	29371811	compliance	2	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		10/XX/2013		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856332	XXX	XXX		A	29371812	compliance	2	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		10/XX/2013		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856332	XXX	XXX		A	29371813	compliance	2	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.		10/XX/2013	10/XX/2014	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856332	XXX	XXX		A	29371814	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		10/XX/2013	10/XX/2016	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856332	XXX	XXX		A	29371815	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		10/XX/2013	10/XX/2016	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856332	XXX	XXX		A	29371816	compliance	2	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA		10/XX/2013	10/XX/2014	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856332	XXX	XXX		A	29371817	credit	3	Missing Valuation:		Appraisal Not Provided				10/XX/2013		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023
204856332	XXX	XXX		A	29371818	compliance	2	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.			TILA - subject to a 1 year SOL for affirmative claims under TILA		10/XX/2013	10/XX/2014	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856332	XXX	XXX		A	29371819	compliance	2	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.					10/XX/2013		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856163	XXX	XXX		A	29371910	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			There is no Assignee Liability.		7/XX/2009		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023
204856298	XXX	XXX		A	29371932	compliance	2	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.					4/XX/2008		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023
204856298	XXX	XXX		A	29371933	credit	3	Missing Valuation:		Appraisal not provided.				4/XX/2008		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023
204856252	XXX	XXX		A	29371957	compliance	2	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	TIL itemization disclosed prepaid interest of $XXX, however the HUD-1 shows the actual prepaid interest charged was $XXX.	$XXX	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		2/XX/2002	2/XX/2005	CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023
204856287	XXX	XXX		A	29371991	credit	3	Initial Rate Lock rate date is not documented in file.						1/XX/2014		CA	Refinance - Rate/Term	Investment	No	C	C	C	C	07/06/2023
204856287	XXX	XXX		A	29371992	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			There is no Assignee Liability.		1/XX/2014		CA	Refinance - Rate/Term	Investment	No	B	B	B	B	07/06/2023
204856287	XXX	XXX		A	29371993	compliance	2	Missing Initial Loan Application Test
No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
														1/XX/2014		CA	Refinance - Rate/Term	Investment	No	B	B	B	B	07/06/2023
204856287	XXX	XXX		A	29371994	compliance	2	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.					1/XX/2014		CA	Refinance - Rate/Term	Investment	No	B	B	B	B	07/06/2023
204856287	XXX	XXX		A	29371995	credit	3	Missing Document: Missing Final 1003						1/XX/2014		CA	Refinance - Rate/Term	Investment	No	C	C	C	C	07/06/2023
204856287	XXX	XXX		A	29371996	credit	3	Missing Valuation:		Appraisal not provided				1/XX/2014		CA	Refinance - Rate/Term	Investment	No	C	C	C	C	07/06/2023
204856235	XXX	XXX		A	29372149	compliance	1	(Missing Doc) Incomplete loan images/file		Loan file does not contain any origination documentation.				12/XX/2011		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes					2023/XX/01: Additional image package received.
204856235	XXX	XXX		A	29372150	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			There is no Assignee Liability.		12/XX/2011		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856235	XXX	XXX		A	29372151	compliance	2	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.			Liability appears to be limited to originators/licensees.		12/XX/2011		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856235	XXX	XXX		A	29372152	compliance	2	SAFE Act - LO Company NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization NMLS information on loan documents does not match NMLS.			Liability appears to be limited to originators/licensees.		12/XX/2011		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856235	XXX	XXX		A	29372153	compliance	2	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.					12/XX/2011		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856235	XXX	XXX		A	29372154	compliance	2	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.			Liability appears to be limited to originators/licensees.		12/XX/2011		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856235	XXX	XXX		A	29372155	compliance	2	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.					12/XX/2011		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856235	XXX	XXX		A	29372156	compliance	2	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.			Liability appears to be limited to originators/licensees.		12/XX/2011		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856235	XXX	XXX		A	29372157	compliance	2	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		12/XX/2011		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856235	XXX	XXX		A	29372158	compliance	2	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		12/XX/2011		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856307	XXX	XXX		A	29372178	compliance	1	(Missing Doc) Incomplete loan images/file		Loan file does not contain any origination documentation.				5/XX/2012		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	06/05/2023		Yes					2023/XX/05: Additional image package recieved.
204856307	XXX	XXX		A	29372179	compliance	2	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		5/XX/2012		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856307	XXX	XXX		A	29372180	compliance	2	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	Unable to determine Servicing Disclosure Statement was provided due to missing information.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		5/XX/2012		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856307	XXX	XXX		A	29372181	compliance	2	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.			Liability appears to be limited to originators/licensees.		5/XX/2012		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856307	XXX	XXX		A	29372182	compliance	2	SAFE Act - LO Company NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization NMLS information on loan documents does not match NMLS.			Liability appears to be limited to originators/licensees.		5/XX/2012		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856307	XXX	XXX		A	29372183	compliance	2	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.					5/XX/2012		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856307	XXX	XXX		A	29372184	compliance	2	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.			Liability appears to be limited to originators/licensees.		5/XX/2012		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856307	XXX	XXX		A	29372185	compliance	2	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.					5/XX/2012		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856307	XXX	XXX		A	29372186	compliance	2	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.			Liability appears to be limited to originators/licensees.		5/XX/2012		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023
204856347	XXX	XXX		A	29372335	compliance	1	(Missing Doc) Incomplete loan images/file		Missing most recent 2 months paystubs, 2 years W-2 statements, 2 years K-1's, and most recent year to date P&L and balance sheet for qualifying income from non-occupant co-borrowers.				4/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: Received sufficient documentation.
204856347	XXX	XXX		A	29372336	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75187)
										Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2016	4/XX/2017	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856347	XXX	XXX		A	29372337	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Payoff Statement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75193)
										Zero Percent Fee Tolerance exceeded for Title - Payoff Statement Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2016	4/XX/2017	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856347	XXX	XXX		A	29372338	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75197)
										Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2016	4/XX/2017	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856347	XXX	XXX		A	29372339	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75206)
										Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2016	4/XX/2017	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856347	XXX	XXX		A	29372340	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2016)	Verification of appraisal was delivered to borrower not provided in file.				4/XX/2016		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856347	XXX	XXX		A	29372341	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/04/XX/2016)	Evidence of borrower's receipt of the initial CD was not provided.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2016	4/XX/2017	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856347	XXX	XXX		A	29372342	compliance	2	TRID Final Closing Disclosure Finance Charge
TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 04/XX/2016). (Final/04/XX/2016)

Disclosure reflects Finance Charge of $XXX but calculated Finance Charge of $XXX. Variance = $XXX. Unable to determine cause for under disclosure due to missing final fully executed itemization of amount financed.
												TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2016	4/XX/2019	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856347	XXX	XXX		A	29372343	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 02/XX/2016 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX					4/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	06/02/2023		Yes			Non QM		2023/XX/02: Received BPO. Condition cleared.
204856347	XXX	XXX		A	29372347	credit	1	Income Docs Missing:	Borrower: XXX Paystubs	Lender is using W2 income for Non occupant B1. A current paystub showing year to date income figures is required per guides.				4/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/08/2023		Yes			Non QM		2023/XX/08: Required documentation was provided for Portfolio Express.
204856347	XXX	XXX		A	29372348	credit	3	REO Documents are missing.	Address: XXX, CA, Address: XXX, CA Statement Statement	Current mortgage statements are missing for these 2 properties.				4/XX/2016		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
204856347	XXX	XXX		A	29372349	credit	3	No evidence of fraud report in file	Credit Report: Original // Borrower: XXX	Fraud Report missing for non-occupant co-borrower.				4/XX/2016		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
204856347	XXX	XXX		A	29372350	credit	1	Borrower has less than 2 FICO scores	Credit Report: Original // Borrower: XXX	Credit Report missing in file. Debts taken from application.				4/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/08/2023		Yes			Non QM		2023/XX/08: Duplicate, exception fired for missing credit report.
204856347	XXX	XXX		A	29372351	compliance	2	Missing Document: Missing Lender's Initial 1003		File is missing a fully executed initial application for all borrowers.				4/XX/2016		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856347	XXX	XXX		A	29372352	credit	3	AUS/Guideline Findings: All conditions were not met		Failure due to missing credit report.				4/XX/2016		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
204856347	XXX	XXX		A	29372353	credit	3	Missing Document: Credit Report not provided		Missing for borrower XXX.				4/XX/2016		CA	Refinance - Rate/Term	Primary	No	D	D	D	D	07/06/2023						Non QM
204856303	XXX	XXX		A	29372468	credit	3	Missing Document: Flood Certificate not provided		Flood Certificate is missing of Subject property.				8/XX/2014		CA	Refinance - Cash-out - Home Improvement	Primary	No	C	C	C	C	07/06/2023						Non QM
204856303	XXX	XXX		A	29372469	compliance	2	Missing Document: Missing Lender's Initial 1003		Initial 1003 is missing				8/XX/2014		CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Non QM		2023/XX/25: Missing signed and dated initial application.
204856303	XXX	XXX		A	29372470	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2014)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				8/XX/2014		CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Non QM
204856303	XXX	XXX		A	29372471	compliance	2	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely
ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
										Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.		There is generally no Assignee Liability.		8/XX/2014		CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Non QM
204856303	XXX	XXX		A	29372472	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance Coverage Amount is insufficient, So please provide Replacement cost Estimator as Shortfall amount is $XXX.				8/XX/2014		CA	Refinance - Cash-out - Home Improvement	Primary	No	C	C	C	C	07/06/2023						Non QM
204856303	XXX	XXX		A	29372473	compliance	2	(Doc Error) GFE Error: Changed Circumstance not provided.	GFE Date: 08/XX/2014 Changed Circumstance not provided for GFE dated 08/XX/2014 from GFE dated 07/XX/2014	Changed Circumstance not provided.				8/XX/2014		CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Non QM
204856303	XXX	XXX		A	29372474	credit	3	Income Docs Missing:	Borrower: XXX 1040 (2013), 1120S (2012), 1120S (2013), K-1 (2012), K-1 (2013)
File is missing the most recent 2 years personal and business tax returns and K1's. The income being used (paystubs and W2's) is from a different entity than what is showing on the application and worksheets. Unable to Correctly calculate income based on documentation provided.
														8/XX/2014		CA	Refinance - Cash-out - Home Improvement	Primary	No	C	C	C	C	07/06/2023						Non QM
204856356	XXX	XXX		A	29372494	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2018)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				2/XX/2018		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856356	XXX	XXX		A	29372495	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/02/XX/2018)	Missing document tracking information for Initial CD dated 02/XX/2018.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		2/XX/2018	2/XX/2019	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856356	XXX	XXX		A	29372496	compliance	2	TRID Interim Closing Disclosure Timing Irregular Transactions Test
TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 02/XX/2018 contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation
										Corrected Closing Disclosure provided on or after 02/XX/2018 contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		2/XX/2018	2/XX/2019	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856356	XXX	XXX		A	29372497	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	CHARM Booklet Disclosure not provided to the borrower.		TILA - subject to a 1 year SOL for affirmative claims under TILA		2/XX/2018	2/XX/2019	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856356	XXX	XXX		A	29372498	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.				2/XX/2018		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
204856192	XXX	XXX		A	29372548	credit	3	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX				Yes	5/XX/2014		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Non QM
204856192	XXX	XXX		A	29372549	compliance	2	Missing Document: Missing Lender's Initial 1003		Missing signed and dated initial application.			Yes	5/XX/2014		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM		2023/XX/25: Missing signed and dated initial application.
204856192	XXX	XXX		A	29372550	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	List of Homeownership Counseling Organizations document is missing		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	5/XX/2014		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856192	XXX	XXX		A	29372551	compliance	2	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Per title commitment, the loan transaction is a lender to lender refinance. The H8 right to cancel form was used, however the H9 should have been used.
TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
													Yes	5/XX/2014	5/XX/2017	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856192	XXX	XXX		A	29372552	compliance	3	Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material	Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	The Final HUD was not signed by borrower or stamped by the title agency			Yes	5/XX/2014		CA	Refinance - Cash-out - Other	Primary	No	D	D	D	D	07/06/2023						Non QM	2023/XX/18: Agree.	2023/XX/21: Trailing docs did not contain any docs to clear this exception.
204856192	XXX	XXX		A	29372553	credit	3	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 04/XX/2014 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX				Yes	5/XX/2014		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Non QM
204856335	XXX	XXX		A	29372622	compliance	2	QM Employment History - Current and/or Previous Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/12401235)	VVOE not provided for previous employer to verify the employment duration with the same.				4/XX/2014		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856335	XXX	XXX		A	29372623	compliance	2	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Creditor did not provide HUD Settlement Cost Booklet.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		4/XX/2014		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856335	XXX	XXX		A	29372624	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial escrow account statement was not provided to the borrower.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		4/XX/2014		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856335	XXX	XXX		A	29372625	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $XXX. Provide updated policy reflecting minimum coverage of $XXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				4/XX/2014		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856335	XXX	XXX		A	29372626	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 03/XX/2014 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	“The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.”				4/XX/2014		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Safe Harbor QM		2023/XX/01: BPO provided reflects no damage.
204856335	XXX	XXX		A	29372627	credit	3	Income documentation requirements not met.		VVOE not provided for previous employer.				4/XX/2014		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM		2023/XX/02: Trailing docs did not contain any docs to clear this exception.
204856335	XXX	XXX		A	29372628	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		4/XX/2014		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856219	XXX	XXX		A	29372660	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 05/XX/2018 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX					6/XX/2018		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Safe Harbor QM		2023/XX/01: BPO provided. No damage noted. Cleared.
204856219	XXX	XXX		A	29372661	credit	3	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: 05/XX/2018	Provide evidence that property is warrantable.				6/XX/2018		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856219	XXX	XXX		A	29372662	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Missing Initial escrow account statement is not provided in loan file.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		6/XX/2018		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856219	XXX	XXX		A	29372664	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2018)	No evidence in file showing borrower received copy of appraisal.				6/XX/2018		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856219	XXX	XXX		A	29372665	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2018)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2018)		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2018	6/XX/2019	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856219	XXX	XXX		A	29372666	compliance	2	TRID Final Closing Disclosure Other Includes Insurance Costs
TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2018 disclosed whether Homeowners insurance is included in escrow in incorrect section.  Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table.  Disclosure requirement met, non-material exception for incorrect format/placement. (Final/06/XX/2018)

Projected Payments: Final Closing Disclosure provided on 06/XX/2018 disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement
												TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2018	6/XX/2019	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856157	XXX	XXX		A	29372808	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 01/XX/2014 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX
The Property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.
														4/XX/2014		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Temporary SHQM (GSE/Agency Eligible)		2023/XX/01: BPO provided reflects no damage.
204856157	XXX	XXX		A	29372809	compliance	2	(Doc Error) GFE Error: Changed Circumstance not provided.	GFE Date: 03/XX/2014 Changed Circumstance not provided for GFE dated 03/XX/2014 from GFE dated 01/XX/2014					4/XX/2014		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Temporary SHQM (GSE/Agency Eligible)
204856157	XXX	XXX		A	29372810	compliance	2	Missing Document: Missing Lender's Initial 1003		Initial lender's 1003 is missing				4/XX/2014		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Temporary SHQM (GSE/Agency Eligible)		2023/XX/25: Missing signed and dated initial application.
204856157	XXX	XXX		A	29372811	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2014)	Right to receive copy of appraisal is missing.				4/XX/2014		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Temporary SHQM (GSE/Agency Eligible)
204856157	XXX	XXX		A	29372812	compliance	2	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Right to receive copy of appraisal is missing.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		4/XX/2014		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Temporary SHQM (GSE/Agency Eligible)
204856210	XXX	XXX		A	29372856	credit	3	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 07/XX/2015 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX
The Property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.
														9/XX/2015		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Temporary SHQM (GSE/Agency Eligible)
204856210	XXX	XXX		A	29372857	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2015)	Verification of appraisal was delivered to borrower not provided in file.				9/XX/2015		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Temporary SHQM (GSE/Agency Eligible)
204856210	XXX	XXX		A	29372858	compliance	2	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Final TIL reflects Finance Charge of $XXX but calculated Finance Charge of $XXX. Variance = -$XXX Lender to provide corrected CD and copy of letter sent to borrower explaining changes.	$XXX	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2015	9/XX/2018	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Temporary SHQM (GSE/Agency Eligible)
204856210	XXX	XXX		A	29372859	compliance	2	RESPA (2010) - 10% Tolerance Without Cure	RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.	10% tolerance violation without evidence of sufficient cure provided.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		9/XX/2015		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Temporary SHQM (GSE/Agency Eligible)
204856145	XXX	XXX		A	29373134	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2019)	Verification of the borrower receipt of the appraisal was missing from the file.				11/XX/2019		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856145	XXX	XXX		A	29373136	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
										Loan Discount Point Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2019	11/XX/2020	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856145	XXX	XXX		A	29373137	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7507)
										Second Appraisal Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2019	11/XX/2020	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856145	XXX	XXX		A	29373138	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7520)	Credit Report Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2019	11/XX/2020	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856145	XXX	XXX		A	29373139	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
										Tax Service Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2019	11/XX/2020	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856145	XXX	XXX		A	29373140	compliance	1	C-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (C-Corp). (XXX XXX/C-Corp 1120)	P&L Statement was not provided.				11/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	10/16/2023		Yes			Non QM
2023/XX/18: Disagree with finding-YTD profit and loss statement for 9 months thru Sept 2019 included in loan file.

2023/XX/25: Provided transcripts  Note: XXX guidelines allow transcripts to be used in lieu of signed tax returns;  XXX guidelines allow validated IRS transripts provided by 3rd party in lieu of signed financials XXX section 302-1.1.7).

2023/XX/21: The issue with the documentation is that the tax returns, balance sheet and p/l statement were all signed one day after closing which does not meet QM requirements. Finding remains open.

2023/XX/15: File was submitted with a Safe Harbor QM loan designation. Failure is due to the following: Borrower has insufficient assets to cover reserve requirement. DTI exceeds maximum allowed. Income is at $XXX with PITI $XXX, REO $XXX and open debt of $XXX totaling $XXX. The following income documents are missing: signed/dated personal tax returns. XXX: Year to date P&L/Balance sheet signed pre-close. XXX: signed/dated 2017/2018 business tax returns (complete), signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX: signed/dated P&L/Balance sheet signed prior to closing and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing.

2023/XX/27: Loan was submitted with a Safe harbor QM loan designation. Per Safe Harbor requirements, the following would be required: Signed/ dated 1040's, 2018 signed/dated 1120's and a third party verification verifying dates of operation and good standing for XXX; year to date balance sheet and a third party verification verifying dates of operation and good standing for XXX; year to date P&L and balance sheet and a third party verification verifying dates of operation and good standing for XXX. Condition remains.

2023/XX/16: Lender changed loan designation. Condition cleared.

204856145	XXX	XXX		A	29373141	compliance	1	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
The file is missing a copy of the Third Party Verification; 2) CPA Letter;  REVISION 8/XX/23 --- The issue with the documentation is that the tax returns and p/l statement were all signed one day after closing (which does not meet QM requirements) and the file is missing a Balance Sheet for the business.
														11/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	10/16/2023		Yes			Non QM
2023/XX: Disagree with finding- CPA letter IS NOT required. Sufficient documentation included in loan file ; 2017/2018 business tax returns and YTD P&L thru 9/XX/2019 supporting net loss included in qual income per income worksheet

2023/XX: Provided transcripts  Note: XXX guidelines allow transcripts to be used in lieu of signed tax returns;  XXX guidelines allow validated IRS transripts provided by 3rd party in lieu of signed financials XXX section 302-1.1.7).

2023/XX: After further review, the issue with the documentation is that the tax returns and p/l statement were all signed one day after closing (which does not meet QM requirements) and the file is missing a Balance Sheet for the business.

2023/XX: File was submitted with a Safe Harbor QM loan designation. Failure is due to the following: Borrower has insufficient assets to cover reserve requirement. DTI exceeds maximum allowed. Income is at $XXX with PITI $XXX, REO $XXX and open debt of $XXX totaling $XXX. The following income documents are missing: signed/dated personal tax returns. XXX: Year to date P&L/Balance sheet signed pre-close. XXX: signed/dated 2017/2018 business tax returns (complete), signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX: signed/dated P&L/Balance sheet signed prior to closing and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing.

2023/XX: Loan was submitted with a Safe harbor QM loan designation. Per Safe Harbor requirements, the following would be required: Signed/ dated 1040's, 2018 signed/dated 1120's and a third party verification verifying dates of operation and good standing for XXX; year to date balance sheet and a third party verification verifying dates of operation and good standing for XXX; year to date P&L and balance sheet and a third party verification verifying dates of operation and good standing for XXX. Condition remains.

2023/XX: Lender changed loan designation. Condition cleared.

204856145	XXX	XXX		A	29373142	compliance	1	Appendix Q Liabilities - Revolving	Qualified Mortgage (Dodd-Frank 2014): Revolving Liabilities that have an effect on the consumer’s ability to repay have been excluded from DTI calculation.	Revolving Liabilities that have an effect on the consumer’s ability to repay have been excluded from DTI calculation due to the file testing against the standard QM guidelines for appendix Q.				11/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/27/2023		Yes			Non QM
2023/XX/18: Disagree with findings- Per Final Settlement statement, all revolving debt was paid in full- XXX, XXX, XXX, XXX and XXX

2023/XX/25: Disagree with interpretation of ATR requirements. XXX guidelines XXX section 305-4.2 states "Debts paid by the Borrower's business will not be considered in the Borrower's ratios…"

2023/XX/21: Finding is related to the XXX payment that was excluded but should not have been. Reason indicated was "paid by business" which is not acceptable for exclusion based on Appendix Q and additionally, debt was less than 12 mo old so not able to provide 12 mo of another party paying even if it was allowed.  Finding remains open.

2023/XX/15: File was submitted with a Safe Harbor QM loan designation. Failure is due to the following: Borrower has insufficient assets to cover reserve requirement. DTI exceeds maximum allowed. Income is at $XXX with PITI $XXX, REO $XXX and open debt of $XXX totaling $XXX. The following income documents are missing: signed/dated personal tax returns. XXX: Year to date P&L/Balance sheet signed pre-close. XXX: signed/dated 2017/2018 business tax returns (complete), signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX: signed/dated P&L/Balance sheet signed prior to closing and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing.

2023/XX/27: Updated. Condition cleared.

204856145	XXX	XXX		A	29373143	compliance	1	Appendix Q Liabilities – Invalid Exclusion Basis	Qualified Mortgage (Dodd-Frank 2014): One or more liabilities have been excluded from DTI calculation for a prohibited reason.	One or more liabilities have been excluded from DTI calculation for a prohibited reason due to the file testing against the standard QM guidelines for appendix Q.				11/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	10/16/2023		Yes			Non QM
2023/XX/18: Business debts were excluded. Loan file contains 12 months business bank statements verifying business paid debt for exclusion required per guidelines. ATR met

2023/XX/25: Disagree with interpretation of ATR requirements. XXX guidelines XXX section 305-4.2 states "Debts paid by the Borrower's business will not be considered in the Borrower's ratios…"

2023/XX/21: Paid by a business is not an allowable reason for exclusion of a debt per Appendix Q. Finding remains open.

2023/XX/15: File was submitted with a Safe Harbor QM loan designation. Failure is due to the following: Borrower has insufficient assets to cover reserve requirement. DTI exceeds maximum allowed. Income is at $XXX with PITI $XXX, REO $XXX and open debt of $XXX totaling $XXX. The following income documents are missing: signed/dated personal tax returns. XXX: Year to date P&L/Balance sheet signed pre-close. XXX: signed/dated 2017/2018 business tax returns (complete), signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX: signed/dated P&L/Balance sheet signed prior to closing and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing.

2023/XX/27: Because of the loan designation of Safe Harbor QM, liabilities excluded as paid by business are not permitted.

2023/XX/16: Lender changed loan designation. Condition cleared.

204856145	XXX	XXX		A	29373144	compliance	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk due to the DTI issue.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		11/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	10/16/2023		Yes			Non QM	2023/XX: The final DTI per the final 1008 is 42.916% which consist of $XXX PITIA and $XXX all other payments against the calculated income of $XXX 2023/XX: Duplicate and/or waterfall exception
2023/XX: DTI issue remains open. This finding will remain open until ATR risk issues are resolved.

2023/XX: File was submitted with a Safe Harbor QM loan designation. Failure is due to the following: Borrower has insufficient assets to cover reserve requirement. DTI exceeds maximum allowed. Income is at $XXX with PITI $XXX, REO $XXX and open debt of $XXX totaling $XXX. The following income documents are missing: signed/dated personal tax returns. Los Alamitos: Year to date P&L/Balance sheet signed pre-close. Love & Care: signed/dated 2017/2018 business tax returns (complete), signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. TLC Comfort: signed/dated P&L/Balance sheet signed prior to closing and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. PIH Health signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing.

2023/XX: Loan was submitted with a Safe harbor QM loan designation. Per Safe Harbor requirements, the following would be required: Signed/ dated 1040's, 2018 signed/dated 1120's and a third party verification verifying dates of operation and good standing for Love & Care; year to date balance sheet and a third party verification verifying dates of operation and good standing for TLC Comfort; year to date P&L and balance sheet and a third party verification verifying dates of operation and good standing for PIH Health. Condition remains.

2023/XX: EXCEPTION HISTORY - Exception Detail was updated on 10/XX/2023 PRIOR Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.

2023/XX: Lender changed loan designation. Condition cleared.

204856145	XXX	XXX		A	29373145	compliance	2	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Missing the initial, signed disclosure.		TILA - subject to a 1 year SOL for affirmative claims under TILA		11/XX/2019	11/XX/2020	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856145	XXX	XXX		A	29373146	credit	1	REO Documents are missing.	Address: ZZZ, HI HOA Verification, Insurance Verification	The file is missing a copy of the Insurance Verification and HOA verification.				11/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM
2023/XX: Disagree with findings- Property profile verifies property type is SFR and is owned free and clear. Insurance is not a requirement on F&C property. 1003 also designates property as an SFR owned free and clear.

2023/XX: Provided transcripts and property profile for XXX. Note: XXX guidelines allow transcripts to be used in lieu of signed tax returns;  XXX guidelines allow validated IRS transripts provided by 3rd party in lieu of signed financials XXX section 302-1.1.7).

2023/XX: Comments acknowledged and agree HOI not required as property is free and clear. Regarding HOA - the reference property profile is not in file.  Finding remains open.

2023/XX: Received required documentation. Condition cleared.

204856145	XXX	XXX		A	29373147	credit	1	REO Documents are missing.	Address: XXX, CA HOA Verification, Tax Verification	The file is missing a copy of the Insurance Verification, and Tax Verification and HOA verification.				11/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/21/2023		Yes			Non QM
2023/XX/18: Disagree with findings-No HOA required. This is a commercial property. Copy of commerical promissory note with XXX and 2017-2018 XXX property tax bill  are both included in file documenation. Obtaining HOI on commercial property is not required and expense can be taken from Sch E of tax return. Also see Schedule E of 2018/2017 tax returns with property type designation (4) for commercial.
																																2023/XX/21: Taxes in file and property report in file confirms subject is a retail/commercial space - HOA would not apply.
204856145	XXX	XXX		A	29373148	credit	1	Income Docs Missing:	Borrower: XXX Third Party Verification	The file is missing a copy of the Third Party Verification for business, XXX.				11/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/21/2023		Yes			Non QM	2023/XX/18: Business tax returns for 2017 and 2018 are included in file documentation. Found under Miscellaneous-Bus Tax Returns	2023/XX/21: Third party VOE not required upon further review of file.
204856145	XXX	XXX		A	29373149	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $XXX. Provide updated policy reflecting minimum coverage of $XXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				11/XX/2019		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856145	XXX	XXX		A	29373150	credit	1	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 47.08166% exceeds Guideline total debt ratio of 43.00000%.	Credit debts $XXX + REO negative cash flow $XXX + subject PITIA $XXX (included 1.25% CA taxes) = $XXX. Income is $XXX. With the max rate increase to 4.21%, $XXX / $XXX = 47%.				11/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/27/2023		Yes			Non QM
2023/XX/18: Disagree with findings. REO negative cashflow is $XXX not $XXX per latest version of income workbook.  The final DTI per the final 1008 is 42.916% which consist of $XXX PITIA and $XXX all other payments against the calculated income of $XXX

2023/XX/25: Provided UW income workbook, transcripts, final 1003 & 1008.

2023/XX/21: Please upload as a trailing document the most recent income workbook referenced to support the 42.9 DTI.  Finding remains open.

2023/XX/21: EXCEPTION HISTORY - Exception Explanation was updated on 08/XX/2023 PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 47.24561% exceeds Guideline total debt ratio of 43.00000%.

2023/XX/15: File was submitted with a Safe Harbor QM loan designation. Failure is due to the following: Borrower has insufficient assets to cover reserve requirement. DTI exceeds maximum allowed. Income is at $XXX with PITI $XXX, REO $XXX and open debt of $XXX totaling $XXX. The following income documents are missing: signed/dated personal tax returns. XXX: Year to date P&L/Balance sheet signed pre-close. XXX: signed/dated 2017/2018 business tax returns (complete), signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX: signed/dated P&L/Balance sheet signed prior to closing and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing.

2023/XX/27: Received updated information. Condition cleared.

204856145	XXX	XXX		A	29373151	compliance	1	Retirement Documentation	Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX XXXl/Pension)	Award letter was not provided.				11/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/21/2023		Yes			Non QM
2023/XX/18: Disagree with finding- NO retirement income used to qualify. Qualifying income is from Schedule C, Partnerships and XXX. All supporting documentation in loan file. 2 years Personal and Business Tax Returns, Executed copy of Contract with XXXl and verification of YTD Income paid thru 10/2019 for contract employment with XXX.
																																2023/XX/21: After further review of documentation, income is not pension income, but is income from contract work declared as "Other income" on 1040. No award letter needed
204856145	XXX	XXX		A	29373152	compliance	1	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	Credit debts $XXX + REO negative cash flow $XXX + subject PITIA $XXX (included 1.25% CA taxes) = $XXX. Income is $XXX. With the max rate increase to 4.21%, $XXX / $XXX = 47%.
Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.
														11/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/27/2023		Yes			Non QM	2023/XX/18: Already addressed above-duplicate 2023/XX/25: Duplicate and/or waterfall exception
2023/XX/21: Please upload as a trailing document the most recent income workbook referenced for review. Finding remains open.

2023/XX/15: File was submitted with a Safe Harbor QM loan designation. Failure is due to the following: Borrower has insufficient assets to cover reserve requirement. DTI exceeds maximum allowed. Income is at $XXX with PITI $XXX, REO $XXX and open debt of $XXX totaling $XXX. The following income documents are missing: signed/dated personal tax returns. XXX: Year to date P&L/Balance sheet signed pre-close. XXX: signed/dated 2017/2018 business tax returns (complete), signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX: signed/dated P&L/Balance sheet signed prior to closing and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing.

2023/XX/27: Received updated information. Condition cleared.

204856145	XXX	XXX		A	29373153	compliance	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Based on the loan failing one or more guideline components, the loan is at ATR risk due to the DTI issue.				11/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/27/2023		Yes			Non QM	2023/XX/18: All findings have been addressed with supporting documentation in loan file. Loan meets ATR. 2023/XX/25: Duplicate and/or waterfall exception
2023/XX/21: DTI issue remains open. This finding will remain open until all ATR risk issues are resolved.

2023/XX/15: File was submitted with a Safe Harbor QM loan designation. Failure is due to the following: Borrower has insufficient assets to cover reserve requirement. DTI exceeds maximum allowed. Income is at $XXX with PITI $XXX, REO $XXX and open debt of $XXX totaling $XXX. The following income documents are missing: signed/dated personal tax returns. Los Alamitos: Year to date P&L/Balance sheet signed pre-close. Love & Care: signed/dated 2017/2018 business tax returns (complete), signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. TLC Comfort: signed/dated P&L/Balance sheet signed prior to closing and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. PIH Health signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing.

2023/XX/27: Received updated information. Condition cleared.

204856145	XXX	XXX		A	29373154	compliance	1	Self Employed Financial Strength	Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (XXX XXX/C-Corp 1120)	This is due to the file testing against the standard QM guidelines for appendix Q.				11/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	10/16/2023		Yes			Non QM
2023/XX/18: Decrease in wages paid from C-Corp was properly mitigated by UW. Gross revenue of business remained stable for the 3 years provided (2016-2018). Decrease in wages was 17% in 2017 and 22% in 2018. Per UW notes & income analysis, there was sufficinet net income in 2018 of $XXXK to pay compensation at the level of 2017, however borrower elected to retain the net income (see business return). The 17% decrease in 2017 was due to a one off outside expense (see trend in expense from 2016-2018).

2023/XX/25: Disagree; XXX guidelines allow use of declining income (XXX section 302-2.2.1), which state: "The analysis must indicate that income has stabilized in order to determine the qualifying income. After performing the analysis discussed below, the Underwriter may determine due to the declining income, that a (12) month average will be used to qualify the Borrower...If the income has declined by more than 20%... A third year of full tax returns should be required to provide a longer trending period. While conservative, this approach to income calculation will provide the Underwriter with a better picture of the financials and the stability of the income stream."

2023/XX/22: File was submitted with a loan designation of Safe Harbor. Due to the decrease in the income, loan does not meet Safe Harbor requirements. Condition remains.

2023/XX/25: Per Compliance Dept:In terms of what documentation can clear the exception, if the declining income was used in qualifying, there is little that can be done, post-close, to clear or cure that action and the exception is largely considered uncurable.

The requirements under Appendix Q for analyzing the self-employed financial strength of a business permit earnings that are increasing or stable but do not accept income that show a “significant decline” over the analysis period. While it is acknowledged the term “significant decline” is not defined with Appendix Q, SitusAMC has used a 20% decline as the benchmark in our QM Appendix Q testing since the inception of the rule back in 2013. While the 20% benchmark may appear subjective (as would any number given it’s not defined), the HUD Handbook previously reflected “significant decline,” but after Appendix Q rolled out in 2013, HUD subsequently updated to reference a “20% decline” in place of “significant decline” (see snip below). SitusAMC also implemented this 20% threshold as the default approach in order to have a reasonable, established threshold to meet the “significant decline” requirement under Appendix Q.

6. Analyzing the Business's Financial Strength.
The creditor must consider the business's financial strength by examining annual earnings. Annual earnings that are stable or increasing are acceptable, while businesses that show a significant decline in income over the analysis period are not acceptable.

2023/XX/15: File was submitted with a Safe Harbor QM loan designation. Failure is due to the following: Borrower has insufficient assets to cover reserve requirement. DTI exceeds maximum allowed. Income is at $XXX with PITI $XXX, REO $XXX and open debt of $XXX totaling $XXX. The following income documents are missing: signed/dated personal tax returns. Los Alamitos: Year to date P&L/Balance sheet signed pre-close. Love & Care: signed/dated 2017/2018 business tax returns (complete), signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. TLC Comfort: signed/dated P&L/Balance sheet signed prior to closing and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. PIH Health signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing.

2023/XX/27: Based on Safe Harbor QM requirements, declining income does not meet QM guides.

2023/XX/16: Lender changed loan designation. Condition cleared.

204856145	XXX	XXX		A	29373155	compliance	1	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines
Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 47.08166% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
										Credit debts $XXX + REO negative cash flow $XXX + subject PITIA $XXX (included 1.25% CA taxes) = $XXX. Income is $XXX. With the max rate increase to 4.21%, $XXX / $XXX = 47%.				11/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/27/2023		Yes			Non QM
2023/XX/18: Already addressed above-duplicate

2023/XX/25: Disagree with interpretation of ATR requirements. XXX guidelines XXX section 305-4.2 states "Debts paid by the Borrower's business will not be considered in the Borrower's ratios…"

2023/XX/21: Please upload as a trailing document the most recent income workbook referenced in related findings to support overall DTI conclusion. Finding remains open.

2023/XX/21: EXCEPTION HISTORY - Exception Detail was updated on 08/XX/2023 PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 47.24561% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)

2023/XX/15: File was submitted with a Safe Harbor QM loan designation. Failure is due to the following: Borrower has insufficient assets to cover reserve requirement. DTI exceeds maximum allowed. Income is at $XXX with PITI $XXX, REO $XXX and open debt of $XXX totaling $XXX. The following income documents are missing: signed/dated personal tax returns. XXX: Year to date P&L/Balance sheet signed pre-close. XXX: signed/dated 2017/2018 business tax returns (complete), signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX: signed/dated P&L/Balance sheet signed prior to closing and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing.

2023/XX/27: Received updated information. Condition cleared.

204856145	XXX	XXX		A	29373156	compliance	2	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Arm disclosure and CHARM booklet signed at closing. Missing the initial.		TILA - subject to a 1 year SOL for affirmative claims under TILA		11/XX/2019	11/XX/2020	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM		2023/XX/30: Missing CHARM Booklet provided within 3 days of application.
204856145	XXX	XXX		A	29373157	credit	3	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 7.65 is less than Guideline PITIA months reserves of 18.00.
Minimum reserves required are 18 months. Account s used and provided are IRA #XXX at 60% used for reserves; Stock #XXX at 70% used for funds to close and reserves; business account #XXX used for funds to close; checking #XXX; and EMD of $XXX.
														11/XX/2019		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
2023/XX/18: Disagree with findings. NO business assets used. Business assets are listed on asset workbook but marked "NO" in used column. The latest version of the Asset Workbook is dated 11/XX/2019 by XXX. The total verified assets using 70% of stock & 60% of IRA is $XXX. Post close reserves are $XXX.  Reserve requirment is 18 months PITI on subject at $XXX per month and 2 months on departing residence at $XXX per month for a total of $XXX. Also see latest version of 1008 showing 27 months PITI reserves

2023/XX/25: Provided UW asset workbook showing assets that were used for qualifying to support previous response.  Transaction required $XXX in reserves (or 18mos) after cash to close/closing costs and $XXX (or 27mos) was verified for reserves (excluding any business funds/accounts).

2023/XX/21: EXCEPTION HISTORY - Exception Explanation was updated on 08/XX/2023 PRIOR Exception Explanation: Calculated PITIA months reserves of 9.36 is less than Guideline PITIA months reserves of 18.00.

2023/XX/21: Verified funds using the accounts indicated in the rebuttal are IRA at 60%: $XXX, stocks at 70%: $XXX, personal checking of $XXX and earnest money of $XXX.which are not sufficient to cover closing and the required reserves.  Finding remains open.

2023/XX/15: File was submitted with a Safe Harbor QM loan designation. Failure is due to the following: Borrower has insufficient assets to cover reserve requirement. DTI exceeds maximum allowed. Income is at $XXX with PITI $XXX, REO $XXX and open debt of $XXX totaling $XXX. The following income documents are missing: signed/dated personal tax returns. Los Alamitos: Year to date P&L/Balance sheet signed pre-close. Love & Care: signed/dated 2017/2018 business tax returns (complete), signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. TLC Comfort: signed/dated P&L/Balance sheet signed prior to closing and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. PIH Health signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing.

2023/XX/27: Total assets provided/used are $XXX, however funds to close equal $XXX leaving $XXX for reserves which is insufficient to cover the required reserves.

2023/XX/16: EXCEPTION HISTORY - Exception Explanation was updated on 10/XX/2023 PRIOR Exception Explanation: Calculated PITIA months reserves of 13.34 is less than Guideline PITIA months reserves of 18.00.

204856145	XXX	XXX		A	29373158	credit	1	Missing Document: Account Statements - Personal not provided		Missing additional month bank statement for account #XXX, per guidelines. Statement month provided is 6/XX/19 to 7/XX/19.				11/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/21/2023		Yes			Non QM	2023/XX/18: Disagree with findings- July 2019 and August 2019 asset statements in file for XXXXXX IRA #XXX	2023/XX/21: File contains 2 consecutive statements
204856145	XXX	XXX		A	29373159	credit	1	Missing Document: Account Statements - Personal not provided		Missing additional month bank statement for account #XXX, per guidelines. Statement month provided is 8/XX/19 to 9/XX/19.				11/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/21/2023		Yes			Non QM
2023/XX/18: NO assets were used from account #XXX. Per latest version of Asset Workbook, the following accounts were used for funds to close and reserves: XXX #XXX, XXX #XXX and XXX IRA #XXX. Also see latest version of 1003/1008.
																																2023/XX/21: Per rebuttal comment account not used to qualify.
204856145	XXX	XXX		A	29373160	credit	1	REO Documents are missing.	Address: XXX, CA HOA Verification	Missing for the non-subject REOs.				11/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/21/2023		Yes			Non QM	2023/XX/18: Already addressed above. This is a commercial property. No HOA	2023/XX/21: Property report in file indicates property is a retail space - HOA would not apply.
204856145	XXX	XXX		A	29373161	credit	1	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX.
Minimum reserves required are 18 months. Account s used and provided are IRA #XXX at 60% used for reserves; Stock #XXX at 70% used for funds to close and reserves; business account #XXX used for funds to close; checking #XXX; and EMD of $XXX.
														11/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/27/2023		Yes			Non QM
2023/XX/18: Already addressed above. Per latest version of asset workbook, post close assets were $XXX sufficient to meet 18 months PITI on subject and 2 months on departing residence equal to $XXX

2023/XX/25: Provided UW asset workbook showing assets that were used for qualifying to support previous response.  Transaction required $XXX in reserves (or 18mos) after cash to close/closing costs and $XXX6.04 (or 27mos) was verified for reserves (excluding any business funds/accounts).

2023/XX/21: EXCEPTION HISTORY - Exception Explanation was updated on 08/XX/2023 PRIOR Exception Explanation: Documented qualifying Assets for Closing of  $XXX is less than Cash From Borrower $XXX.

2023/XX/21: Verified funds using the accounts indicated in the rebuttal are IRA at 60%: $XXX, stocks at 70%: $XXX, personal checking of $XXX and earnest money of $XXX.which are not sufficient to cover closing and the required reserves.  Finding remains open.

2023/XX/15: File was submitted with a Safe Harbor QM loan designation. Failure is due to the following: Borrower has insufficient assets to cover reserve requirement. DTI exceeds maximum allowed. Income is at $XXX with PITI $XXX, REO $XXX and open debt of $XXX totaling $XXX. The following income documents are missing: signed/dated personal tax returns. Los Alamitos: Year to date P&L/Balance sheet signed pre-close. Love & Care: signed/dated 2017/2018 business tax returns (complete), signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. TLC Comfort: signed/dated P&L/Balance sheet signed prior to closing and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. PIH Health signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing.

2023/XX/27: Received updated information. Condition cleared.

204856145	XXX	XXX		A	29373162	compliance	1	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)	Loan file is missing a YTD 2019 P/L and Balance Sheet for contract work with XXX Downey Medical Group. Only documentation in file for this income is the personal tax returns and the 1099s.				11/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	10/16/2023		Yes			Non QM	2023/XX/25: Provided YTD P&L/Balance Sheet
2023/XX/27: Loan was submitted with a Safe harbor QM loan designation. Per Safe Harbor requirements, the following would be required: Signed/ dated 1040's, 2018 signed/dated 1120's and a third party verification verifying dates of operation and good standing for XXX; year to date balance sheet and a third party verification verifying dates of operation and good standing for XXX; year to date P&L and balance sheet and a third party verification verifying dates of operation and good standing for XXX. Condition remains.

2023/XX/16: Lender changed loan designation. Condition cleared.

204856145	XXX	XXX		A	29373163	compliance	2	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Lender changed loan designation.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		11/XX/2019		CA	Purchase	Primary	No	B	B	A	A	07/06/2023						Non QM
204856360	XXX	XXX		A	29373164	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 05/XX/2019 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX					6/XX/2019		CA	Refinance - Rate/Term	Investment	No	A	A	A	A	07/06/2023	05/31/2023		Yes			N/A		2023/XX/31: BPO dated 5/XX/23 showing no damage to property has been received.
204856360	XXX	XXX		A	29373166	credit	3	REO Documents are missing.	Address: XXX, CA, Address: XXX, CA Insurance Verification Insurance Verification					6/XX/2019		CA	Refinance - Rate/Term	Investment	No	C	C	C	C	07/06/2023						N/A
204856360	XXX	XXX		A	29373167	credit	3	REO Documents are missing.	Address: XXX, CA HOA Verification					6/XX/2019		CA	Refinance - Rate/Term	Investment	No	C	C	C	C	07/06/2023						N/A
204856360	XXX	XXX		A	29373168	compliance	2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)
ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/05/XX/2019)
										Verification appraisal was delivered to borrower was not provided.		There is generally no Assignee Liability.		6/XX/2019		CA	Refinance - Rate/Term	Investment	No	B	B	B	B	07/06/2023						N/A
204856360	XXX	XXX		A	29373169	credit	3	Missing Document: Tax Certificate not provided		Taxes on Final CD and Final 1003 do not match tax cert provided.				6/XX/2019		CA	Refinance - Rate/Term	Investment	No	C	C	C	C	07/06/2023						N/A
204856144	XXX	XXX		A	29373220	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 04/XX/2016 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX
The property is located in FEMA Disaster area.  Provide a post-disaster inspection verifying there was no damage.  The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.
														5/XX/2016		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	05/31/2023		Yes			Safe Harbor QM		2023/XX/31: BPO dated 5/XX/23 showing no damage to property has been received.
204856144	XXX	XXX		A	29373221	credit	3	Guideline Issue:Insufficient asset documentation.	Financial Institution: XXX // Account Type: Stocks / Account Number: XXX	Bank statement of XXX Account is provided with less than 2 months statements verified. Please provide additional months statement dated within 120 days of note date.				5/XX/2016		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856144	XXX	XXX		A	29373223	compliance	2	QM Employment History - Current and/or Previous Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/12401482)	File is missing Verbal Verification of Employment for previous employer for co-borrower.				5/XX/2016		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856144	XXX	XXX		A	29373224	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Disclosure provided in the file does not contain the required list of 10 agencies.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		5/XX/2016		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856206	XXX	XXX		A	29373310	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 07/XX/2018 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	Loan file is missing a Post-Disaster Inspection Report.				7/XX/2018		CA	Purchase	Investment	No	A	A	A	A	07/06/2023	05/31/2023		Yes			N/A		2023/XX/31: BPO dated 5/XX/23 showing no damage to property has been received.
204856206	XXX	XXX		A	29373311	credit	3	REO Documents are missing.	Address: XXX, CA, Address: XXX, CA Insurance Verification Insurance Verification, Tax Verification					7/XX/2018		CA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A
204856206	XXX	XXX		A	29373312	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage is insufficient by $XXX based on HOI information provided and file does not contain an Insurer's Replacement Cost Estimate for further analysis.				7/XX/2018		CA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A
204856165	XXX	XXX		A	29373366	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 11/XX/2016 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX					2/XX/2017		CA	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	07/06/2023	05/31/2023		Yes			ATR Risk		2023/XX/31: BPO dated 5/XX/23 showing no damage to property has been received.
204856165	XXX	XXX		A	29373367	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing information. (Type:Primary/01/XX/2017)	Verification appraisal was delivered to borrower was not provided.				2/XX/2017		CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						ATR Risk
204856165	XXX	XXX		A	29373368	compliance	1	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)	Two years' personal and business tax returns required for partnership income. Only 1 year was provided.				2/XX/2017		CA	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	07/06/2023	10/03/2023		Yes			ATR Risk
2023/XX/18: Two years personal and business returns are in the file for all entities with the exception of XXX (2014 1065 and K1 are missing).  Note: income workbook is completed for 2014 and states that the business returns were provided, but they are not found in the file.

2023/XX/25: Agree with error

2023/XX/28: Trailing documents reviewed unable to clear.

2023/XX/21: Fully executed and complete personal tax returns for 2013, 2014 and 2015 were provided. Fully executed and complete 2015 1065 for XXX was provided. Provide missing fully executed and complete 2014 1065 and 2014 Schedule K-1 for XXX. Exception remains.

2023/XX/25: No supporting trailing documentation was provided to clear this exception. Exception remains.

2023/XX/03: Client elects to restate loan to NonQM.

204856165	XXX	XXX		A	29373369	credit	3	REO Documents are missing.	Address: ZZZ, CA Insurance Verification					2/XX/2017		CA	Refinance - Cash-out - Home Improvement	Primary	No	C	C	C	C	07/06/2023						ATR Risk
2023/XX/18: concur, however if use 0.0025% of the assessed value of $XXX to calcuate the property taxes, the total taxes/ins for the property in question would be $XXX/mo, which is $XXX/mo more than what is reflected on the 1003.

2023/XX/25: Agree with error
																																2023/XX/21: Provide missing Insurance Verification on XXX CA. Exception remains. 2023/XX/25: No supporting trailing documentation was provided to clear this exception. Exception remains.
204856165	XXX	XXX		A	29373370	compliance	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.	Required income documentation is missing including evidence of note receivable income for 12 months and 1 year personal and business tax returns for partnership income.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		2/XX/2017		CA	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	07/06/2023	10/03/2023		Yes			ATR Risk	2023/XX/18: proof of receipt of note income verified (see notes above). 2014 business returns for XXX not located in the file. 2023/XX/25: Agree with error
2023/XX/28: Trailing documents reviewed unable to clear.

2023/XX/21: Fully executed and complete personal tax returns for 2013, 2014 and 2015 were provided. Fully executed and complete 2015 1065 for XXX was provided. Provide missing fully executed and complete 2014 1065 and 2014 Schedule K-1 for XXX. Exception remains.

2023/XX/25: No supporting trailing documentation was provided to clear this exception. Exception remains.

2023/XX/03: Client elects to restate loan to NonQM.

204856165	XXX	XXX		A	29373371	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		2/XX/2017		CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						ATR Risk
204856165	XXX	XXX		A	29373372	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Initial Fee).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7531)
										Flood Insurance Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		2/XX/2017	2/XX/2018	CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						ATR Risk
204856165	XXX	XXX		A	29373373	compliance	2	TRID Final Closing Disclosure Finance Charge
TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 02/XX/2017). (Final/02/XX/2017)

Finance Charge disclosed is $XXX.  Calculated finance charge is $XXX.  Variance of -$XXX  Based on review of Lender's compliance report, Processsing fee and underwriter  fee was not included in finance charge calculation. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for under disclosed amount, Corrected CD, and Re-open Rescission if Applicable
												TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		2/XX/2017	2/XX/2020	CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						ATR Risk
2023/XX/03: EXCEPTION HISTORY - Exception Detail was updated on 10/XX/2023 PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 02/XX/2017). (Final/02/XX/2017)

204856165	XXX	XXX		A	29373374	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $XXX. Provide updated policy reflecting minimum coverage of $XXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				2/XX/2017		CA	Refinance - Cash-out - Home Improvement	Primary	No	C	C	C	C	07/06/2023						ATR Risk
204856165	XXX	XXX		A	29373375	compliance	1	Income Method of Calculation	Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/Partnership)	Missing the 2014 1065 and K1 for XXX.				2/XX/2017		CA	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	07/06/2023	10/03/2023		Yes			ATR Risk
2023/XX/18: 2014 1065 and K1 for XXX is not in the file.

2023/XX/05: Personal and business tax returns are not required on this loan as it was underwritten using Portfolio Express guidelines, which is a low-doc product for existing, performing XXX XXX loans refi'ing into new XXX rate/term refi's where overall risk is low.  Income is qualified using tax transcripts and if the borrower does provide any income docs, it does not require additional docs to be chased down to 'complete a set'.

2023/XX/25: Agree with error

2023/XX/21: Fully executed and complete personal tax returns for 2013, 2014 and 2015 were provided. Fully executed and complete 2015 1065 for XXX was provided. Provide missing fully executed and complete 2014 1065 and 2014 Schedule K-1 for XXX. Exception remains.

2023/XX/07: Per lender rebuttal, loan was underwritten to portfolio express guides, however portfolio guides are rate/term only. Transaction was a cash out home improvement loan. All income documentation as required by Safe Harbor guides must be met.

2023/XX/25: No supporting trailing documentation was provided to clear this exception. Exception remains.

2023/XX/03: Client elects to restate loan to NonQM.

204856165	XXX	XXX		A	29373376	compliance	3	Income/Asset Guideline Deficiency - ATR Impact
Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
										Missing the 2014 1065 and K1 for XXX and documentation of a consistent pay history for the Notes Receivable Income received from XXX in the amount of $XXX monthly was not provided for review.				2/XX/2017		CA	Refinance - Cash-out - Home Improvement	Primary	No	C	C	C	C	07/06/2023						ATR Risk
2023/XX/18: 2014 1065 and K1 for XXX is not in the file.
Verification that there are monthly $XXX deposits are provided.  While not all cancelled checks were provided, the bank statements provided do verify regular $XXX deposits monthly. LOE in the file explains that the days deposited monthly vary.  $XXX checks cleared on the following dates in 2016: 1/XX, 2/XX, 3/XX, 4/XX, 5/XX, 6/XX, 7/XX, 9/XX, 9/XX, 11/XX, 11/XX, 12/XX

2023/XX/05: Personal and business tax returns are not required on this loan as it was underwritten using Portfolio Express guidelines, which is a low-doc product for existing, performing XXX XXX loans refi'ing into new XXX rate/term refi's where overall risk is low.  Income is qualified using tax transcripts and if the borrower does provide any income docs, additional docs do not need to be chased down to 'complete a set'. Tax transcripts do show interest income on Schedule B. Further documentation is not required for Port Express loans, which is also a stated asset loan program.

2023/XX/25: Agree with error

2023/XX/21: Fully executed and complete personal tax returns for 2013, 2014 and 2015 were provided. Fully executed and complete 2015 1065 for XXX was provided. Provide missing fully executed and complete 2014 1065 and 2014 Schedule K-1 for XXX. Exception remains.

2023/XX/07: Per lender rebuttal, loan was underwritten to portfolio express guides, however portfolio guides are rate/term only. Transaction was a cash out home improvement loan. All income documentation as required by Safe Harbor guides must be met.

2023/XX/25: No supporting trailing documentation was provided to clear this exception. Exception remains.

204856165	XXX	XXX		A	29373377	credit	1	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 38.67633% exceeds Guideline total debt ratio of 38.00000%.	Note receivable income from XXX is not consistent and has been excluded from qualifying income which results in DTI outside tolerance.				2/XX/2017		CA	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			ATR Risk
2023/XX/18: LOE provided explaining that the income from XXX was requested by borrower to be received in lump amounts in Sept and Dec yearly. Just as with IRA distributions, the amount may vary by frequency, but the annual amount received is in line with the income being used to qualify. While the income is not received consistently on a monthly basis, it is still received semi-annually. Note: DTI may go up to 43%, as expanded debt ratio guidelines are met.

2023/XX/25: Agree with error

2023/XX/13: Copies of bank statements covering the past twelve (12) month period showing the amount of the note payment consistently deposited was not provided. Exception remains.

2023/XX/28: Trailing documents reviewed unable to clear.

2023/XX/01: Trailing docs did not contain any docs to clear this exception.

2023/XX/21: Guidelines allow for Expanded Total DTI of 43% with PITI Reserves Greater than or equal to 12 months. The guideline further reflects if standard guidelines for the loan request require higher reserves, standard guidelines would apply. Standard calculated reserves 30 months PITI Reserves Months 84.81. Standard guidelines apply. Exception remains.

2023/XX/07: Max DTI allowed to 43% on the expanded reserve progr4am. Condition cancelled.

204856165	XXX	XXX		A	29373378	credit	3	Income documentation requirements not met.		Missing the 2014 1065 and K1 for XXX and documentation of a consistent pay history for the Notes Receivable Income received from XXX in the amount of $XXX monthly was not provided for review.				2/XX/2017		CA	Refinance - Cash-out - Home Improvement	Primary	No	C	C	C	C	07/06/2023						ATR Risk
2023/XX/18: 2014 1065 and K1 for XXX is not in the file.
Verification that there are monthly $XXX deposits are provided.  While not all cancelled checks were provided, the bank statements provided do verify regular $XXX deposits monthly. LOE in the file explains that the days deposited monthly vary.  $XXX checks cleared on the following dates in 2016: 1/XX, 2/XX, 3/XX, 4/XX, 5/XX, 6/XX, 7/XX, 9/XX, 9/XX, 11/XX, 11/XX, 12/XX

2023/XX/05: Personal and business tax returns are not required on this loan as it was underwritten using Portfolio Express guidelines, which is a low-doc product for existing, performing XXX XXX loans refi'ing into new XXX rate/term refi's where overall risk is low.  Income is qualified using tax transcripts and if the borrower does provide any income docs, additional docs do not need to be chased down to 'complete a set'. Tax transcripts do show interest income on Schedule B. Further documentation is not required for Port Express loans, which is also a stated asset loan program.

2023/XX/25: Agree with error

2023/XX/28: Provide missing fully executed and complete 2014 Form 1065 and Schedule K-1 for XXX.

2023/XX/21: Fully executed and complete personal tax returns for 2013, 2014 and 2015 were provided. Fully executed and complete 2015 1065 for XXX was provided. Provide missing fully executed and complete 2014 1065 and 2014 Schedule K-1 for XXX. Exception remains.

2023/XX/07: Per lender rebuttal, loan was underwritten to portfolio express guides, however portfolio guides are rate/term only. Transaction was a cash out home improvement loan. All income documentation as required by Safe Harbor guides must be met.

2023/XX/26: No supporting trailing documentation was provided to clear this exception. Exception remains.

204856165	XXX	XXX		A	29373379	compliance	3	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	ATR risk is due to missing required income documentation.				2/XX/2017		CA	Refinance - Cash-out - Home Improvement	Primary	No	C	C	C	C	07/06/2023						ATR Risk	2023/XX/18: 2014 1065 and K1 for XXX is not in the file. 2023/XX/25: Duplicate and/or waterfall exception
2023/XX/28: Trailing documents reviewed unable to clear.

2023/XX/21: Fully executed and complete personal tax returns for 2013, 2014 and 2015 were provided. Fully executed and complete 2015 1065 for XXX was provided. Provide missing fully executed and complete 2014 1065 and 2014 Schedule K-1 for XXX. Exception remains.

2023/XX/27: The loan was submitted with a Loan Designation of Safe Harbor QM. Based on the requirements of Safe Harbor the income documentation provided for the borrower's entities is insufficient.

204856165	XXX	XXX		A	29373381	compliance	3	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Client elects to restate loan to NonQM.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		2/XX/2017		CA	Refinance - Cash-out - Home Improvement	Primary	No	C	C	B	B	07/06/2023						ATR Risk
204856306	XXX	XXX		A	29373526	credit	3	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: 07/XX/2017	Please Provide documentation from lender/seller that confirming Subject Project is warrantable Condo project.				9/XX/2017		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
204856306	XXX	XXX		A	29373527	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2017)	Evidence of borrower's receipt of the appraisal is missing.				9/XX/2017		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856306	XXX	XXX		A	29373528	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial escrow account statement was not provided to the borrower		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		9/XX/2017		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856306	XXX	XXX		A	29373529	compliance	2	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/XX/2017 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/09/XX/2017)	It appears page 1 of the final CD is incorrect. The Estimated tax, insurance and assessments were input showing other insurance as Some which is TRID non compliant.		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2017	9/XX/2018	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856306	XXX	XXX		A	29373530	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.		TILA - subject to a 1 year SOL for affirmative claims under TILA		9/XX/2017	9/XX/2018	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856306	XXX	XXX		A	29373531	compliance	2	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2017, prior to three (3) business days from transaction date of 09/XX/2017.	Subject loan transaction disbursed on 09/XX/2017, prior to three (3) business days from transaction date of 09/XX/2017		TILA ROR - 3yrs for rescindable transactions.		9/XX/2017	9/XX/2020	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856306	XXX	XXX		A	29373532	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign consent Agreement is missing in file				9/XX/2017		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
204856243	XXX	XXX		A	29373592	compliance	3	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)	YTD P&L statement not provided. All other documentation covering 2 years was provided in loan file.				3/XX/2017		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856243	XXX	XXX		A	29373593	compliance	3	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)	YTD P&L statement not provided. All other documentation covering 2 years was provided in loan file.				3/XX/2017		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856243	XXX	XXX		A	29373594	compliance	3	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)	YTD P&L statement not provided. All other documentation covering 2 years was provided in loan file.				3/XX/2017		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856243	XXX	XXX		A	29373595	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2017)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				3/XX/2017		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856243	XXX	XXX		A	29373596	compliance	3	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Waterfall finding due to incomplete income documentation.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		3/XX/2017		CA	Purchase	Primary	No	C	C	B	B	07/06/2023						Non QM
204856243	XXX	XXX		A	29373598	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 02/XX/2017 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX
The property is located in FEMA Disaster area.  Provide a post-disaster inspection verifying there was no damage.  The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.
														3/XX/2017		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	05/31/2023		Yes			Non QM		2023/XX/31: BPO provided reflects no damage.
204856275	XXX	XXX		A	29373661	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance Coverage Amount is insufficient.				6/XX/2018		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
204856275	XXX	XXX		A	29373662	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 04/XX/2018 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX
The subject property is located in a FEMA Disaster area post-close.  There is no end declared date for the disaster as of yet.   A post-disaster inspection verifying there was no damage to the subject property is required. Most recent disaster end date(XX/XX/XXXX) is provided
														6/XX/2018		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: Received BPO confirming no damage.
204856275	XXX	XXX		A	29373663	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2018)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				6/XX/2018		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856275	XXX	XXX		A	29373664	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7579)
										Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $XXX exceeds tolerance of $XXX. No Valid COC in file.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2018	6/XX/2019	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856275	XXX	XXX		A	29373665	compliance	2	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2018, prior to three (3) business days from transaction date of 06/XX/2018.	Final Closing Disclosure is signed by the borrower and co-borrower but not dated.		TILA ROR - 3yrs for rescindable transactions.		6/XX/2018	6/XX/2021	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856275	XXX	XXX		A	29373666	compliance	2	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Final Closing Disclosure is signed by the borrower and co-borrower but not dated.		TILA ROR - 3yrs for rescindable transactions.		6/XX/2018	6/XX/2021	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856275	XXX	XXX		A	29373667	compliance	3	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)	Self-employed income documentation not sufficient (S-Corp).				6/XX/2018		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
204856275	XXX	XXX		A	29373668	credit	3	REO Documents are missing.	Address: XXX, CA Statement	Mortgage statement is missing.				6/XX/2018		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
204856275	XXX	XXX		A	29373669	compliance	3	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX. Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)	Most recent year 1040 is not reflecting in file.				6/XX/2018		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
204856275	XXX	XXX		A	29373670	compliance	3	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Originator Loan Designation of Safe Harbor QM does not match Due to documentation (Most recent year 1040 is not reflecting in file.)		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		6/XX/2018		CA	Refinance - Rate/Term	Primary	No	C	C	B	B	07/06/2023						Non QM
204856190	XXX	XXX		A	29373722	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.				7/XX/2017		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856190	XXX	XXX		A	29373723	compliance	2	TRID Final Closing Disclosure Contact Information - Lender
TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 07/XX/2017 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/07/XX/2017)
										Final Closing Disclosure Contact Information not updated in document		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		7/XX/2017	7/XX/2018	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856190	XXX	XXX		A	29373724	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/07/XX/2017)	Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		7/XX/2017	7/XX/2018	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856190	XXX	XXX		A	29373726	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	CHARM Booklet Disclosure is missing		TILA - subject to a 1 year SOL for affirmative claims under TILA		7/XX/2017	7/XX/2018	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856190	XXX	XXX		A	29373727	credit	3	Income Docs Missing:	Borrower: XXX 1040 - Schedule C (2016), CPA Letter	Borrower Solo business "XXX" 1040 C is missing for 1016 and CPA letter / Business License / Third Party Verification of Employment is missing				7/XX/2017		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856190	XXX	XXX		A	29373728	compliance	2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2017,  Most Recent Tax Return End Date 12/XX/2015, Tax Return Due Date 04/XX/2017. (XXX XXX/Schedule C)
										Borrower Solo business "XXX" 1040 C is missing for 2016 and CPA letter / Business License / Third Party Verification of Employment is missing, causing the loan to waterfall through the QM Testing.				7/XX/2017		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856190	XXX	XXX		A	29373729	compliance	1	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	The guidelines require 10/1 ARMS to be qualified using the Note rate, causing the loan to waterfall through the QM Testing.				7/XX/2017		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/04/2023		Yes			Non QM		2023/XX/04: Cleared
204856230	XXX	XXX		A	29373753	compliance	2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)
ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/XX/2019)
										Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.		There is generally no Assignee Liability.		11/XX/2019		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856230	XXX	XXX		A	29373754	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial escrow account statement was not provided to the borrower.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		11/XX/2019		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856230	XXX	XXX		A	29373755	compliance	2	TRID Final Closing Disclosure Contact Information - Lender
TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 11/XX/2019 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/11/XX/2019)
										Final Closing Disclosure provided on 11/XX/2019 did not disclose the required Lender Contact Information		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2019	11/XX/2020	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856230	XXX	XXX		A	29373756	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7559)	Zero Percent Fee Tolerance exceeded for Subordination Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2019	11/XX/2020	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856324	XXX	XXX		A	29373818	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 02/XX/2017 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX					2/XX/2017		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Safe Harbor QM		2023/XX/01: Received BPO confirming no damage.
204856324	XXX	XXX		A	29373820	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					2/XX/2017		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856324	XXX	XXX		A	29373821	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard insurance coverage of $XXX is insufficient to cover the mortgage amount of $XXX and has a coverage shortfall of $XXX.				2/XX/2017		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856261	XXX	XXX		A	29373887	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial escrow account statement was not provided to the borrower.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		8/XX/2017		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856261	XXX	XXX		A	29373889	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.		TILA - subject to a 1 year SOL for affirmative claims under TILA		8/XX/2017	8/XX/2018	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856261	XXX	XXX		A	29373890	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 07/XX/2017 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	CSM to confirm if we need post disaster inspection report as recently on XX/XX/XXXX a disaster - XXX declared in subject property area after the valuation performed.				8/XX/2017		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: Received BPO confirming no damage.
204856314	XXX	XXX		A	29373986	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 11/XX/2016 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX
The property is located in FEMA Disaster area.  Provide a post-disaster inspection verifying there was no damage.  The inspection must include exterior photos and the property must be re-inspected on or after  XX/XX/XXXX declared end date.
														1/XX/2017		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Safe Harbor QM		2023/XX/01: Received BPO confirming no damage.
204856314	XXX	XXX		A	29373987	compliance	2	QM Employment History - Current and/or Previous Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/12401771)	Employment verification for previous employment to verify dates of employment was not provided for co-borrower as required by Appendix Q.				1/XX/2017		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856314	XXX	XXX		A	29373988	compliance	2	Missing Document: Missing Lender's Initial 1003		Initial 1003 provided in the file is not signed or dated by the borrower.				1/XX/2017		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856314	XXX	XXX		A	29373989	credit	3	Missing Document: Note - Subordinate Lien not provided		File is missing the 2nd mortgage note.				1/XX/2017		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856314	XXX	XXX		A	29373990	credit	3	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 38.97819% exceeds Guideline total debt ratio of 38.00000%.	Debt ratio exceeds the maximum allowed. The lender approved the loan at 40.773%, however the borrower does not have a sufficient score to increase the DR.				1/XX/2017		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856314	XXX	XXX		A	29373991	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2016)	Evidence of borrower's receipt of the appraisal was not included in the file.				1/XX/2017		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856314	XXX	XXX		A	29373992	credit	3	Missing evidence of lien position on Other Financing.	Lien Position: 2	File is missing subordination, final title and note.				1/XX/2017		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856228	XXX	XXX		A	29374356	compliance	2	Missing Document: Missing Lender's Initial 1003		Initial loan application not executed by loan officer.				1/XX/2018		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856228	XXX	XXX		A	29374357	credit	3	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 12/XX/2017 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required				1/XX/2018		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856228	XXX	XXX		A	29374358	credit	3	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX.	Available for Closing is insufficient to cover Cash From Borrower.				1/XX/2018		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856228	XXX	XXX		A	29374359	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.				1/XX/2018		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856228	XXX	XXX		A	29374360	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2017)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				1/XX/2018		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856228	XXX	XXX		A	29374362	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial escrow account statement was not provided to the borrower.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		1/XX/2018		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856228	XXX	XXX		A	29374363	credit	3	Asset documentation requirements not met.		The borrower is short verified funds for the reserve requirement of 12 months (6 months for subject and 6 months for additional financed property).				1/XX/2018		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856228	XXX	XXX		A	29374364	credit	3	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 12.00.	The borrower is short verified funds for the reserve requirement of 12 months (6 months for subject and 6 months for additional financed property).				1/XX/2018		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856217	XXX	XXX		A	29374406	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 08/XX/2019 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX is after note date. Recent valuation inspection not required for the same.				9/XX/2019		CA	Refinance - Rate/Term	Investment	No	A	A	A	A	07/06/2023	05/31/2023		Yes			N/A		2023/XX/31: Received BPO. Condition cleared.
204856217	XXX	XXX		A	29374407	credit	3	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: 09/XX/2019					9/XX/2019		CA	Refinance - Rate/Term	Investment	No	C	C	C	C	07/06/2023						N/A
204856354	XXX	XXX		A	29374490	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 11/XX/2017 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX
Most recent property inspection report dated XX/XX/XXXX is after the FEMA disaster (.XXX) dated XX/XX/XXXX but before the disaster end date of XX/XX/XXXX. File is missing a property inspection dated after the disaster declaration end date, or the lender's Rep and Warranty attestation along with visible confirmation that the subject property was not damaged.
														11/XX/2017		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: BPO provided. No damage noted. Cleared.
204856354	XXX	XXX		A	29374491	compliance	2	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	The guidelines require 7/1 ARMS to be qualified using the Note rate, causing the loan to waterfall through the QM Testing.				11/XX/2017		CA	Purchase	Second Home	No	B	B	B	B	07/06/2023						Non QM
204856354	XXX	XXX		A	29374493	compliance	2	TRID Final Closing Disclosure Contact Information - Lender
TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 11/XX/2017 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/11/XX/2017)

The Contact Information section of the final CD did not disclose the Lender's Contact or Contact's NMLS ID.  Provide a post-close CD correcting the section and a copy of the letter of explanation to the borrower disclosing the changes made or an attestation from the lender stating that no individual contact was used on the transaction.
												TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2017	11/XX/2018	CA	Purchase	Second Home	No	B	B	B	B	07/06/2023						Non QM
204856220	XXX	XXX		A	29374501	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2016)					8/XX/2016		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856220	XXX	XXX		A	29374503	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	CHARM Booklet, not provided to the borrower.		TILA - subject to a 1 year SOL for affirmative claims under TILA		8/XX/2016	8/XX/2017	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856220	XXX	XXX		A	29374504	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 08/XX/2016 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	Most recent inspection date is not provided.				8/XX/2016		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	05/31/2023		Yes			Safe Harbor QM		2023/XX/31: Received BPO. condition cleared.
204856220	XXX	XXX		A	29374505	credit	3	The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.		Verification of Rent is not provided				8/XX/2016		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM		2023/XX/02: Trailing docs did not contain any docs to clear this exception.
204856220	XXX	XXX		A	29374507	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		8/XX/2016		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856240	XXX	XXX		A	29374511	compliance	2	Self-Employed Tax Return Recency
Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2014,  Most Recent Tax Return End Date 12/XX/2012, Tax Return Due Date 03/XX/2014. (XXX XXX/Partnership)
														8/XX/2014		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856240	XXX	XXX		A	29374512	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2014)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				8/XX/2014		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856240	XXX	XXX		A	29374513	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		8/XX/2014	8/XX/2015	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856240	XXX	XXX		A	29374514	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2014	8/XX/2017	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856240	XXX	XXX		A	29374515	credit	3	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: 06/XX/2014					8/XX/2014		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856240	XXX	XXX		A	29374516	credit	3	Missing Document: Evidence of Access to Funds not provided						8/XX/2014		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM		2023/XX/02: Trailing docs did not contain any docs to clear this exception.
204856240	XXX	XXX		A	29374517	credit	3	REO Documents are missing.	Address: XXX, CA Tax Verification	Tax cert missing				8/XX/2014		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM		2023/XX/02: Trailing docs did not contain any docs to clear this exception.
204856240	XXX	XXX		A	29374518	compliance	1	Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material	Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	The Final HUD-1 settlement state was not provided.				8/XX/2014		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	08/02/2023		Yes			Safe Harbor QM		2023/XX/02: Final HUD1 was in the file.
204856240	XXX	XXX		A	29374519	compliance	2	TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	The Loan Originator's Name and Identifier Numbers could not be found on the NMLS search.
Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $XXX in the case of an individual transaction, or the lesser of $XXX or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $XXX or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
Effective 1/10/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.
														8/XX/2014	8/XX/2017	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856193	XXX	XXX		A	29374651	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					12/XX/2019		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856193	XXX	XXX		A	29374652	credit	3	Missing Document: Tax Certificate not provided						12/XX/2019		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856193	XXX	XXX		A	29374653	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 10/XX/2019 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX					12/XX/2019		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Safe Harbor QM		2023/XX/01: BPO provided reflects no damage.
204856193	XXX	XXX		A	29374654	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Homeownership Counseling Disclosure and List of Organizations is missing from the file.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		12/XX/2019		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856193	XXX	XXX		A	29374655	compliance	2	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Evidence the Consumer Handbook on Adjustable-Rate Mortgages was provided to the Borrower within three days of application is missing.		TILA - subject to a 1 year SOL for affirmative claims under TILA		12/XX/2019	12/XX/2020	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856193	XXX	XXX		A	29374656	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	CHARM Booklet disclosure is missing in file.		TILA - subject to a 1 year SOL for affirmative claims under TILA		12/XX/2019	12/XX/2020	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM		2023/XX/30: Missing CHARM Booklet provided within 3 days of application.
204856193	XXX	XXX		A	29374657	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75117)
										Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		12/XX/2019	12/XX/2020	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856270	XXX	XXX		A	29374658	compliance	1	QM Employment History	Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/12402116)
The verification of employment verified the most recent start date as 2/XX/2016 and an original hire date of 5/XX/2015.  Further information is missing to verify a complete two year of employment to meet the QM requirements of two years, causing the loan to waterfall through the QM Testing.
														6/XX/2017		WA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/22/2023		Yes			Safe Harbor QM	2023/XX/18: N/A; Duplicative Exception
2023/XX/28: Reviewed all trailing documentation. Evidence of borrower's complete 2 year employment and/or student history was not among the documents.  Loan does not meet Safe Harbor QM requirements.

2023/XX/22: Used start date when borrower started their internship per the VOE.

204856270	XXX	XXX		A	29374659	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2017)	Verification appraisal was delivered to borrower was not provided.				6/XX/2017		WA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856270	XXX	XXX		A	29374660	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2017)	Verification appraisal was delivered to borrower was not provided.				6/XX/2017		WA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856270	XXX	XXX		A	29374661	compliance	1	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
The verification of employment verified the most recent start date as 2/XX/2016 and an original hire date of 5/XX/2015.  Further information is missing to verify a complete two year of employment to meet the QM requirements of two years, causing the loan to waterfall through the QM Testing.
														6/XX/2017		WA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/22/2023		Yes			Safe Harbor QM		2023/XX/22: Used start date when borrower started their internship per the VOE
204856270	XXX	XXX		A	29374662	compliance	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
The verification of employment verified the most recent start date as 2/XX/2016 and an original hire date of 5/XX/2015.  Further information is missing to verify a complete two year of employment to meet the QM requirements of two years, causing the loan to waterfall through the QM Testing.
												Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		6/XX/2017		WA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/22/2023		Yes			Safe Harbor QM	2023/XX/18: N/A; Duplicative Exception
2023/XX/28: Reviewed all trailing documentation. Evidence of borrower's complete 2 year employment and/or student history was not among the documents.  Loan does not meet Safe Harbor QM requirements.

2023/XX/22: Used start date when borrower started their internship per the VOE

204856270	XXX	XXX		A	29374663	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Document missing		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		6/XX/2017		WA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856270	XXX	XXX		A	29374664	compliance	2	TRID Final Closing Disclosure AIR Table Subsequent Change Frequency
TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 06/XX/2017 disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan. (Final/06/XX/2017)
										Actual payment amount is not matching due to the product type is ARM payment will be changed		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2017	6/XX/2018	WA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856270	XXX	XXX		A	29374665	compliance	2	TRID Final Closing Disclosure Product Testing
TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 06/XX/2017 disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Final/06/XX/2017)
										Actual payment amount is not matching due to the product type is ARM payment will be changed		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2017	6/XX/2018	WA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856270	XXX	XXX		A	29374666	compliance	2	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Associated provided document earliest document was not provided		TILA - subject to a 1 year SOL for affirmative claims under TILA		6/XX/2017	6/XX/2018	WA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856270	XXX	XXX		A	29374667	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Document missing		TILA - subject to a 1 year SOL for affirmative claims under TILA		6/XX/2017	6/XX/2018	WA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM		2023/XX/30: Missing CHARM Booklet provided within 3 days of application.
204856270	XXX	XXX		A	29374669	credit	1	Borrower has been on current job less than 2 years, and prior employment history was not documented as required.	Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2016
The verification of employment verified the most recent start date as 2/XX/2016 and an original hire date of 5/XX/2015.  Further information is missing to verify a complete two year of employment to meet the QM requirements of two years.
														6/XX/2017		WA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/22/2023		Yes			Safe Harbor QM
2023/XX/18: Disagree with finding. VOE for XXX in file dated 6/XX/2017 supports the most recent start date of 2/XX/2016 and original hire date of 5/XX/2015. Based on most recent start date, time with employer XXX = 1 Year, 3 months. Additional VOE in file forXXX verified on 5/XX/2017 and current as of 2/XX/2016 affirms start date of 1/XX/2015 and total time with employer = 1 year, 1 month. Combined employment exceeds 2 years, however not reflected on 1003. Also, an Income LOE in file further confirms regarding XXX "The start date of 2/XX/2016 is the full time employment, 5/XX/2015 is the internship. I (the Bwr) went back to school after the internship and started full time job on 2/XX/2016" W2: 2015 = $XXX/6.3871 mos = $XXX/mo, 2016 = $XXX/12 = $XXX/mo. Qualifying income used for qualifying = $XXX/mo which is supported by paystubs and is more conservative than previous 2 years.

2023/XX/28: Reviewed all trailing documentation. Evidence of borrower's complete 2 year employment and/or student history was not among the documents.  Loan does not meet Safe Harbor QM requirements.

2023/XX/22: Used start date when borrower started their internship per the VOE

204856270	XXX	XXX		A	29374670	compliance	1	Income/Asset Guideline Deficiency - ATR Impact
Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)

The verification of employment verified the most recent start date as 2/XX/2016 and an original hire date of 5/XX/2015.  Further information is missing to verify a complete two year of employment to meet the QM requirements of two years, causing the loan to waterfall through the QM Testing.
														6/XX/2017		WA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/22/2023		Yes			Safe Harbor QM	2023/XX/18: N/A; Duplicative Exception
2023/XX/13: No Trailing Document received to clear VOE.  Exception remains.

2023/XX/28: Reviewed all trailing documentation. Evidence of borrower's complete 2 year employment and/or student history was not among the documents.  Loan does not meet Safe Harbor QM requirements.

2023/XX/22: Used start date when borrower started their internship per the VOE

204856270	XXX	XXX		A	29374671	credit	1	Income documentation requirements not met.
The verification of employment verified the most recent start date as 2/XX/2016 and an original hire date of 5/XX/2015.  Further information is missing to verify a complete two year of employment to meet the QM requirements of two years.
														6/XX/2017		WA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/22/2023		Yes			Safe Harbor QM	2023/XX/18: N/A; Duplicative Exception
2023/XX/28: Reviewed all trailing documentation. Evidence of borrower's complete 2 year employment and/or student history was not among the documents.  Loan does not meet Safe Harbor QM requirements.

2023/XX/22: Used start date when borrower started their internship per the VOE

204856270	XXX	XXX		A	29374672	compliance	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
The verification of employment verified the most recent start date as 2/XX/2016 and an original hire date of 5/XX/2015.  Further information is missing to verify a complete two year of employment to meet the QM requirements of two years, causing the loan to waterfall through the QM Testing.
														6/XX/2017		WA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/22/2023		Yes			Safe Harbor QM	2023/XX/18: N/A; Duplicative Exception
2023/XX/28: Reviewed all trailing documentation. Evidence of borrower's complete 2 year employment and/or student history was not among the documents.  Loan does not meet Safe Harbor QM requirements.

2023/XX/22: Used start date when borrower started their internship per the VOE

204856156	XXX	XXX		A	29374677	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 06/XX/2016 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX					6/XX/2016		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Safe Harbor QM		2023/XX/01: BPO provided reflects no damage.
204856156	XXX	XXX		A	29374678	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance Coverage Amount is insufficient please provide replacement cost estimator document.				6/XX/2016		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856156	XXX	XXX		A	29374679	credit	3	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date 06/XX/2016; Disbursement Date: 06/XX/2016; Note Date: 06/XX/2016; Transaction Date: 06/XX/2016	The Hazard Insurance Policy Effective Date is after the later of the disbursement, note or transaction date.				6/XX/2016		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856156	XXX	XXX		A	29374680	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2016)	Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.				6/XX/2016		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856156	XXX	XXX		A	29374681	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2016)	Closing Disclosure not provided to Borrower(s) at least three business days prior to closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2016	6/XX/2017	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856156	XXX	XXX		A	29374683	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing in file.				6/XX/2016		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856156	XXX	XXX		A	29374684	credit	3	REO Documents are missing.	Address: ZZZ, CA Statement	Mortgage statment is missing in file for property address XXX, CA.				6/XX/2016		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856156	XXX	XXX		A	29374685	credit	3	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX.	Available for Closing is insufficient to cover Cash From Borrower.				6/XX/2016		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856156	XXX	XXX		A	29374686	credit	3	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 14.00.	File is missing evidence of borrower's receipt of the Heloc funds.				6/XX/2016		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856162	XXX	XXX		A	29374796	credit	3	REO Documents are missing.	Address: ZZZ, CA Insurance Verification, Statement	Insurance Verification, Statement, Tax Verification are missing				10/XX/2016		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Fail
2023/XX/18: XXX: property profile in file showing $XXX taxes HOI in file showing annual premium of $XXX. Property profile in file for XXX showing $XXX taxes. HOI in file showing $XXX annual premium.

2023/XX/25: Provided property profiles and HOI policy supporting amounts used in qualifying.

2023/XX/22: Missing statement to confirm monthly P&I payment for property in XXX. Both properties HOI provided do not specify the annual premium. Tax verification was provided for both properties. Condition remains.

2023/XX/22: EXCEPTION HISTORY - Exception Explanation was updated on 08/XX/2023 PRIOR Exception Explanation: Insurance Verification, Statement, Tax Verification
Statement, Tax Verification

2023/XX/15: File is still missing the recent mortgage statement and insurance verification for XXX.

2023/XX/27: EXCEPTION HISTORY - Exception Detail was updated on 09/XX/2023 PRIOR Exception Detail: Address: ZZZ, CA, Address: XXX, XXX, CA
EXCEPTION HISTORY - Exception Explanation was updated on 09/XX/2023 PRIOR Exception Explanation: Insurance Verification, Statement
Insurance Verification

2023/XX/27: File missing a current mortgage statement and the insurance verification. Neither were provided in the original image file or trailing docs.

204856162	XXX	XXX		A	29374797	credit	1	Guideline Issue:Insufficient asset documentation.	Financial Institution: XXX // Account Type: Checking / Account Number: XXX	Two months required, one month provided.				10/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	08/22/2023		Yes			ATR Fail	2023/XX/18: XXX #XXX March, April, & May statements provided. $XXXMM was transferred from this acct to XXX #XXX & acct was opened June 2016. XXX statement #XXX shows $XXXMM transfer to #XXX 5/XX.
2023/XX/22: Trailing docs did not contain any docs to clear this exception.

2023/XX/22: Per lender rebuttal, this account was opened in June 2016 via the transfer of funds from borrower's additional account. Condition cleared.

204856162	XXX	XXX		A	29374798	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.				10/XX/2016		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Fail
204856162	XXX	XXX		A	29374799	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 06/XX/2016 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	The most recent valuation inspection is dated prior to the most recent FEMA disaster.				10/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			ATR Fail		2023/XX/01: BPO provided. No damage noted. Cleared.
204856162	XXX	XXX		A	29374800	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2016)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				10/XX/2016		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856162	XXX	XXX		A	29374801	compliance	3	General Ability To Repay Provision Employment - Partnership Test
Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
										Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
														10/XX/2016		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Fail
2023/XX/18: Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file.

2023/XX/25: Provided IRS tax transcripts provided by third party.  Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans and tax transcripts are used to income qualify. Provided tax transcripts.  See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'. Tax transcripts provided, which are sufficient for this loan program to qualify without additional docs.

2023/XX/22: The guidelines provided for the loan review require most recent tax returns, third party verification of business existence, a YTD P&L Statement and a Balance Sheet which are missing.

2023/XX/15: No income documents were provided in the trailing documents recently provided.

2023/XX/27: DD is unable to clear. This is a Safe Harbor QM requirement. Loan was submitted with a Safe Harbor QM Loan designation. Condition remains.

204856162	XXX	XXX		A	29374802	compliance	3	General Ability To Repay Provision Employment - Partnership Test
Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
										Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
														10/XX/2016		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Fail
2023/XX/18: Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file.

2023/XX/25: Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans. See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'.

2023/XX/22: The guidelines provided for the loan review require most recent tax returns, third party verification of business existence, a YTD P&L Statement and a Balance Sheet which are missing.

2023/XX/15: No income documents were provided in the trailing documents recently provided.

2023/XX/27: DD is unable to clear. This is a Safe Harbor QM requirement. Loan was submitted with a Safe Harbor QM Loan designation. Condition remains.

204856162	XXX	XXX		A	29374803	compliance	3	General Ability To Repay Provision Employment - Partnership Test
Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
										Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
														10/XX/2016		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Fail
2023/XX/18: Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file.

2023/XX/25: Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans. See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'. Tax transcripts provided, which are sufficient for this loan program to qualify without additional docs.

2023/XX/22: The guidelines provided for the loan review require most recent tax returns, third party verification of business existence, a YTD P&L Statement and a Balance Sheet which are missing.

2023/XX/15: No income documents were provided in the trailing documents recently provided.

2023/XX/27: DD is unable to clear. This is a Safe Harbor QM requirement. Loan was submitted with a Safe Harbor QM Loan designation. Condition remains.

204856162	XXX	XXX		A	29374804	compliance	3	General Ability To Repay Provision Employment - Partnership Test
Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
										Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
														10/XX/2016		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Fail
2023/XX/18: Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file.

2023/XX/25: Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans. See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'. Tax transcripts provided, which are sufficient for this loan program to qualify without additional docs.

2023/XX/22: The guidelines provided for the loan review require most recent tax returns, third party verification of business existence, a YTD P&L Statement and a Balance Sheet which are missing.

2023/XX/15: No income documents were provided in the trailing documents recently provided.

2023/XX/27: DD is unable to clear. This is a Safe Harbor QM requirement. Loan was submitted with a Safe Harbor QM Loan designation. Condition remains.

204856162	XXX	XXX		A	29374805	compliance	3	General Ability To Repay Provision Employment - Partnership Test
Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
										Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
														10/XX/2016		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Fail
2023/XX/18: Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file.

2023/XX/25: Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans. See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'. Tax transcripts provided, which are sufficient for this loan program to qualify without additional docs.

2023/XX/22: The guidelines provided for the loan review require most recent tax returns, third party verification of business existence, a YTD P&L Statement and a Balance Sheet which are missing.

2023/XX/15: No income documents were provided in the trailing documents recently provided.

2023/XX/27: DD is unable to clear. This is a Safe Harbor QM requirement. Loan was submitted with a Safe Harbor QM Loan designation. Condition remains.

204856162	XXX	XXX		A	29374806	compliance	3	General Ability To Repay Provision Employment - Partnership Test
Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
										Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
														10/XX/2016		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Fail
2023/XX/18: Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file.

2023/XX/25: Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans. See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'. Tax transcripts provided, which are sufficient for this loan program to qualify without additional docs.

2023/XX/22: The guidelines provided for the loan review require most recent tax returns, third party verification of business existence, a YTD P&L Statement and a Balance Sheet which are missing.

2023/XX/15: No income documents were provided in the trailing documents recently provided.

2023/XX/27: DD is unable to clear. This is a Safe Harbor QM requirement. Loan was submitted with a Safe Harbor QM Loan designation. Condition remains.

204856162	XXX	XXX		A	29374807	compliance	3	General Ability To Repay Provision Employment - S-Corp Test
Ability-to-Repay (Dodd-Frank 2014): Unable to verify current S-Corp status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/S-Corp)
										Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
														10/XX/2016		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Fail
2023/XX/18: Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file.

2023/XX/25: Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans. See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'. Tax transcripts provided, which are sufficient for this loan program to qualify without additional docs.

2023/XX/22: The guidelines provided for the loan review require most recent tax returns, third party verification of business existence, a YTD P&L Statement and a Balance Sheet which are missing.

2023/XX/15: No income documents were provided in the trailing documents recently provided.

2023/XX/27: DD is unable to clear. This is a Safe Harbor QM requirement. Loan was submitted with a Safe Harbor QM Loan designation. Condition remains.

204856162	XXX	XXX		A	29374809	compliance	2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax Return Due Date 03/XX/2016. (XXX XXX/Partnership)
										Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.				10/XX/2016		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856162	XXX	XXX		A	29374810	compliance	2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax Return Due Date 03/XX/2016. (XXX XXX/S-Corp)
										Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.				10/XX/2016		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856162	XXX	XXX		A	29374811	compliance	2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax Return Due Date 03/XX/2016. (XXX XXX/S-Corp)
										Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.				10/XX/2016		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856162	XXX	XXX		A	29374812	compliance	2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax Return Due Date 03/XX/2016. (XXX XXX/Partnership)
										Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.				10/XX/2016		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856162	XXX	XXX		A	29374813	compliance	2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax Return Due Date 03/XX/2016. (XXX XXX/S-Corp)
										Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.				10/XX/2016		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856162	XXX	XXX		A	29374814	compliance	2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax Return Due Date 03/XX/2016. (XXX XXX/S-Corp)
										Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.				10/XX/2016		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856162	XXX	XXX		A	29374815	compliance	2	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX				10/XX/2016	10/XX/2017	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856162	XXX	XXX		A	29374816	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7520)	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		10/XX/2016	10/XX/2017	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856162	XXX	XXX		A	29374817	compliance	2	TILA NMLSR - Individual Originator License Status Not Approved	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.	Individual Loan Originator not in approved license status to conduct loan origination activities.				10/XX/2016	10/XX/2019	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856162	XXX	XXX		A	29374818	compliance	1	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)	Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.				10/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			ATR Fail
2023/XX/18: Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file.

2023/XX/25: Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans. See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'. Tax transcripts provided, which are sufficient for this loan program to qualify without additional docs.

2023/XX/22: The guidelines provided for the loan review require most recent tax returns, third party verification of business existence, a YTD P&L Statement and a Balance Sheet .

2023/XX/14: Loan redesignated to Non QM.

204856162	XXX	XXX		A	29374819	compliance	1	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)	Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.				10/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			ATR Fail
2023/XX/18: Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file.

2023/XX/25: Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans. See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'. Tax transcripts provided, which are sufficient for this loan program to qualify without additional docs.

2023/XX/22: The guidelines provided for the loan review require most recent tax returns, third party verification of business existence, a YTD P&L Statement and a Balance Sheet .

2023/XX/14: Loan redesignated to Non QM.

204856162	XXX	XXX		A	29374820	compliance	1	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)	Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.				10/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			ATR Fail
2023/XX/18: Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file.

2023/XX/25: Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans. See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'. Tax transcripts provided, which are sufficient for this loan program to qualify without additional docs.

2023/XX/22: The guidelines provided for the loan review require most recent tax returns, third party verification of business existence, a YTD P&L Statement and a Balance Sheet .

2023/XX/14: Loan redesignated to Non QM.

204856162	XXX	XXX		A	29374821	compliance	1	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)	Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.				10/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			ATR Fail
2023/XX/18: Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file.

2023/XX/25: Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans. See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'. Tax transcripts provided, which are sufficient for this loan program to qualify without additional docs.

2023/XX/22: The guidelines provided for the loan review require most recent tax returns, third party verification of business existence, a YTD P&L Statement and a Balance Sheet .

2023/XX/14: Loan redesignated to Non QM.

204856162	XXX	XXX		A	29374822	compliance	1	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)	Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.				10/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			ATR Fail
2023/XX/18: Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file.

2023/XX/25: Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans. See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'. Tax transcripts provided, which are sufficient for this loan program to qualify without additional docs.

2023/XX/22: The guidelines provided for the loan review require most recent tax returns, third party verification of business existence, a YTD P&L Statement and a Balance Sheet .

2023/XX/14: Loan redesignated to Non QM.

204856162	XXX	XXX		A	29374823	compliance	1	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)	Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.				10/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			ATR Fail
2023/XX/18: Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file.

2023/XX/25: Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans. See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'. Tax transcripts provided, which are sufficient for this loan program to qualify without additional docs.

2023/XX/22: The guidelines provided for the loan review require most recent tax returns, third party verification of business existence, a YTD P&L Statement and a Balance Sheet .

2023/XX/14: Loan redesignated to Non QM.

204856162	XXX	XXX		A	29374824	compliance	1	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)	Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.				10/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			ATR Fail
2023/XX/18: Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file. CA SOS provided for 3rd party verification

2023/XX/25: Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans. See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'. Tax transcripts provided, which are sufficient for this loan program to qualify without additional docs.

2023/XX/22: The guidelines provided for the loan review require most recent tax returns, third party verification of business existence, a YTD P&L Statement and a Balance Sheet .

2023/XX/14: Loan redesignated to Non QM.

204856162	XXX	XXX		A	29374825	compliance	1	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)	Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.				10/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			ATR Fail
2023/XX/18: Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file. CA SOS provided for 3rd party verification.

2023/XX/25: Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans. See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'. Tax transcripts provided, which are sufficient for this loan program to qualify without additional docs.

2023/XX/22: The guidelines provided for the loan review require most recent tax returns, third party verification of business existence, a YTD P&L Statement and a Balance Sheet .

2023/XX/14: Loan redesignated to Non QM.

204856162	XXX	XXX		A	29374826	compliance	1	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)	Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.				10/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			ATR Fail
2023/XX/18: Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file. CA SOS provided for 3rd party verification.

2023/XX/25: Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans. See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'. Tax transcripts provided, which are sufficient for this loan program to qualify without additional docs.

2023/XX/22: The guidelines provided for the loan review require most recent tax returns, third party verification of business existence, a YTD P&L Statement and a Balance Sheet.

2023/XX/14: Loan redesignated to Non QM.

204856162	XXX	XXX		A	29374827	compliance	1	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)	Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.				10/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			ATR Fail
2023/XX/18: Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file. CA SOS provided for 3rd party verification.

2023/XX/25: Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans. See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'. Tax transcripts provided, which are sufficient for this loan program to qualify without additional docs.

2023/XX/22: The guidelines provided for the loan review require most recent tax returns, third party verification of business existence, a YTD P&L Statement and a Balance Sheet.

2023/XX/14: Loan redesignated to Non QM.

204856162	XXX	XXX		A	29374828	compliance	1	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)	Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.				10/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			ATR Fail
2023/XX/18: Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file. CA SOS provided for 3rd party verification.

2023/XX/25: Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans. See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'. Tax transcripts provided, which are sufficient for this loan program to qualify without additional docs.

2023/XX/22: The guidelines provided for the loan review require most recent tax returns, third party verification of business existence, a YTD P&L Statement and a Balance Sheet.

2023/XX/14: Loan redesignated to Non QM.

204856162	XXX	XXX		A	29374829	compliance	1	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)	Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.				10/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			ATR Fail
2023/XX/18: Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file. CA SOS provided for 3rd party verification.

2023/XX/25: Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans. See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'. Tax transcripts provided, which are sufficient for this loan program to qualify without additional docs.

2023/XX/22: The guidelines provided for the loan review require most recent tax returns, third party verification of business existence, a YTD P&L Statement and a Balance Sheet.

2023/XX/14: Loan redesignated to Non QM.

204856162	XXX	XXX		A	29374830	compliance	1	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)	Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.				10/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			ATR Fail
2023/XX/18: Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file. CA SOS provided for 3rd party verification.

2023/XX/25: Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans. See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'. Tax transcripts provided, which are sufficient for this loan program to qualify without additional docs.

2023/XX/22: The guidelines provided for the loan review require most recent tax returns, third party verification of business existence, a YTD P&L Statement and a Balance Sheet.

2023/XX/14: Loan redesignated to Non QM.

204856162	XXX	XXX		A	29374831	compliance	1	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)	Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.				10/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			ATR Fail
2023/XX/18: Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file. CA SOS provided for 3rd party verification.

2023/XX/25: Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans. See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'. Tax transcripts provided, which are sufficient for this loan program to qualify without additional docs.

2023/XX/22: The guidelines provided for the loan review require most recent tax returns, third party verification of business existence, a YTD P&L Statement and a Balance Sheet.

2023/XX/14: Loan redesignated to Non QM.

204856162	XXX	XXX		A	29374832	compliance	1	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)	Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.				10/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			ATR Fail
2023/XX/18: Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file. CA SOS provided for 3rd party verification.

2023/XX/25: Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans. See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'. Tax transcripts provided, which are sufficient for this loan program to qualify without additional docs.

2023/XX/22: The guidelines provided for the loan review require most recent tax returns, third party verification of business existence, a YTD P&L Statement and a Balance Sheet.

2023/XX/14: Loan redesignated to Non QM.

204856162	XXX	XXX		A	29374833	compliance	1	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)	Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.				10/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			ATR Fail
2023/XX/18: Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file. CA SOS provided for 3rd party verification.

2023/XX/25: Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans. See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'. Tax transcripts provided, which are sufficient for this loan program to qualify without additional docs.

2023/XX/22: The guidelines provided for the loan review require most recent tax returns, third party verification of business existence, a YTD P&L Statement and a Balance Sheet.

2023/XX/14: Loan redesignated to Non QM.

204856162	XXX	XXX		A	29374834	compliance	1	Self Employed Financial Strength	Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (XXX XXX/Partnership)	Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.				10/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			ATR Fail
2023/XX/18: Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file. CA SOS provided for 3rd party verification.

2023/XX/25: Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans. See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'. Tax transcripts provided, which are sufficient for this loan program to qualify without additional docs.

2023/XX/22: The guidelines provided for the loan review require most recent tax returns, third party verification of business existence, a YTD P&L Statement and a Balance Sheet.

2023/XX/14: Loan redesignated to Non QM.

204856162	XXX	XXX		A	29374835	compliance	1	Self Employed Financial Strength	Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (XXX XXX/Partnership)	Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.				10/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			ATR Fail
2023/XX/18: Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file. CA SOS provided for 3rd party verification.

2023/XX/25: Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans. See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'. Tax transcripts provided, which are sufficient for this loan program to qualify without additional docs.

2023/XX/22: The guidelines provided for the loan review require most recent tax returns, third party verification of business existence, a YTD P&L Statement and a Balance Sheet.

2023/XX/14: Loan redesignated to Non QM.

204856162	XXX	XXX		A	29374836	compliance	1	Self Employed Financial Strength	Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (XXX XXX/Partnership)	Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.				10/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			ATR Fail
2023/XX/18: Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file. CA SOS provided for 3rd party verification.

2023/XX/25: Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans. See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'. Tax transcripts provided, which are sufficient for this loan program to qualify without additional docs.

2023/XX/22: The guidelines provided for the loan review require most recent tax returns, third party verification of business existence, a YTD P&L Statement and a Balance Sheet.

2023/XX/14: Loan redesignated to Non QM.

204856162	XXX	XXX		A	29374837	compliance	1	Self-Employed Tax Return Recency
Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax Return Due Date 03/XX/2016. (XXX XXX/Partnership)
										Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.				10/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/14/2023		Yes			ATR Fail		2023/XX/14: Loan redesignated to Non QM.
204856162	XXX	XXX		A	29374838	compliance	1	Self-Employed Tax Return Recency
Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax Return Due Date 03/XX/2016. (XXX XXX/S-Corp)
										Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.				10/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/14/2023		Yes			ATR Fail		2023/XX/14: Loan redesignated to Non QM.
204856162	XXX	XXX		A	29374839	compliance	1	Self-Employed Tax Return Recency
Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax Return Due Date 03/XX/2016. (XXX XXX/S-Corp)
										Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.				10/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/14/2023		Yes			ATR Fail		2023/XX/14: Loan redesignated to Non QM.
204856162	XXX	XXX		A	29374840	compliance	1	Self-Employed Tax Return Recency
Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax Return Due Date 03/XX/2016. (XXX XXX/Partnership)
										Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.				10/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/14/2023		Yes			ATR Fail		2023/XX/14: Loan redesignated to Non QM.
204856162	XXX	XXX		A	29374841	compliance	1	Self-Employed Tax Return Recency
Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax Return Due Date 03/XX/2016. (XXX XXX/S-Corp)
										Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.				10/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/14/2023		Yes			ATR Fail		2023/XX/14: Loan redesignated to Non QM.
204856162	XXX	XXX		A	29374842	compliance	1	Self-Employed Tax Return Recency
Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax Return Due Date 03/XX/2016. (XXX XXX/S-Corp)
										Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.				10/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/14/2023		Yes			ATR Fail		2023/XX/14: Loan redesignated to Non QM.
204856162	XXX	XXX		A	29374843	compliance	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.	Insufficient income and asset documentation provided for review.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		10/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			ATR Fail
2023/XX/18: Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file. CA SOS provided for 3rd party verification

2023/XX/25: Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans. See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'. Tax transcripts provided, which are sufficient for this loan program to qualify without additional docs.
																																2023/XX/22: The calculated loan designation is ATR fail due to missing income verification documentation. 2023/XX/14: Loan redesignated to Non QM.
204856162	XXX	XXX		A	29374844	compliance	1	Income/Asset Guideline Deficiency - ATR Impact
Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
										Insufficient income and asset documentation provided.				10/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	08/22/2023		Yes			ATR Fail
2023/XX/18: Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file. CA SOS provided for 3rd party verification.
																																2023/XX/22: Sufficient assets were verified.
204856162	XXX	XXX		A	29374845	credit	1	Asset documentation requirements not met.		Two months statements required, one month provided.				10/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	08/22/2023		Yes			ATR Fail	2023/XX/18: XXX #XXX March, April, & May statements provided. $XXXMM was transferred from this acct to XXX #XXX & acct was opened June 2016. XXX statament #XXX shows $XXXMM transfer to #XXX 5/XX.	2023/XX/22: Trailing docs did not contain any docs to clear this exception. 2023/XX/22: Assets were verified as required by the guidelines.
204856162	XXX	XXX		A	29374846	credit	1	Income documentation requirements not met.		Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.				10/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	08/22/2023		Yes			ATR Fail
2023/XX/18: Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file. CA SOS provided for 3rd party verification
																																2023/XX/22: Income documents required per the guidelines were provided.
204856162	XXX	XXX		A	29374847	compliance	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Insufficient income and asset documentation provided for review.				10/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	08/22/2023		Yes			ATR Fail
2023/XX/18: Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file. CA SOS provided for 3rd party verification
																																2023/XX/22: Income and assets verified as required.
204856162	XXX	XXX		A	29374848	compliance	3	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Loan redesignated to Non QM.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		10/XX/2016		CA	Refinance - Rate/Term	Primary	No	C	C	B	B	07/06/2023						ATR Fail	2023/XX/25: Loan meets ATR even if it is a General ATR/Non QM loan.	2023/XX/27: DD is unable to clear. This is a Safe Harbor QM requirement. Loan was submitted with a Safe Harbor QM Loan designation. Condition remains.
204856361	XXX	XXX		A	29374858	compliance	1	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
File is missing signed/dated 1040's, signed/dated year to date balance sheet, third party verification dated within 21 days prior to note date verifying dates of operation, good standing and active at closing.
														1/XX/2018		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM
2023/XX/18: tax returns do not need to be signed, as 4506 has been processed. There is no Cost of Goods Sold reflected on Schedule C, therefore a Balance Sheet is not required per guidelines. Verification of employment in good standing printed 1/XX/2018 (3 days prior to the note date)

2023/XX/05: Provided tax transcripts, as XXX guidelines allow validated IRS transripts provided by 3rd party in lieu of signed financials.  Additionally, XXX guidelines do not require a balance sheet for Schedule C businesses when the company does not carry inventory. Verification was previously provided that verified Borrower's business was currently in existence and active three (3) days prior to note date.

2023/XX/25: Disagree; Provided tax transcripts, as XXX guidelines allow validated IRS transripts provided by 3rd party in lieu of signed financials (see XXX section 302-1.1.7).  Additionally, XXX guidelines (XXX section 302-2.1.3) state YTD Balance Sheets are not required for Schedule C businesses unless the business carries an inventory.  Verification that the Borrower's business is currently in existence and active, has been verified by a XXX employee 3 days prior to note date.

2023/XX/28: Only the third party verification was provided. Condition remains.

2023/XX/22: Guidelines reflect (Self-Employed Income Analysis) Portfolio Programs a Balance Sheet is required through the most recent quarter. Provide missing Balance Sheet. Guidelines further reflect when tax returns are in file the Borrower must sign the tax returns at or before closing. Provide fully executed and complete 2015 and 2016 Form 1040. Exception remains.

2023/XX/07: Per lender guides, 1/XX/2017 section 303-3.1.1, a year to date P&L and balance sheet is required. File contains the P&L, however the balance sheet remains missing.

2023/XX/14: Redesignated to Non QM.

204856361	XXX	XXX		A	29374859	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2018)					1/XX/2018		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856361	XXX	XXX		A	29374860	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2018)					1/XX/2018		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856361	XXX	XXX		A	29374861	compliance	1	General Ability To Repay Provision Employment - Schedule C Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C)
File is missing signed/dated 1040's, signed/dated year to date balance sheet, third party verification dated within 21 days prior to note date verifying dates of operation, good standing and active at closing.

Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
														1/XX/2018		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	07/28/2023		Yes			Non QM		2023/XX/28: Only the third party verification was provided. Condition remains. 2023/XX/28: Third party verification was provided.
204856361	XXX	XXX		A	29374863	compliance	1	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/12404198)	Missing Employment Dates to verify two years current employment.				1/XX/2018		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	07/28/2023		Yes			Non QM		2023/XX/28: Third party verification was provided.
204856361	XXX	XXX		A	29374865	compliance	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.	Failure due to missing income documentation. Loan is waterfalling to QM/ATR testing requirements.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		1/XX/2018		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM
2023/XX/18: tax returns do not need to be signed, as 4506 has been processed. There is no Cost of Goods Sold reflected on Schedule C, therefore a Balance Sheet is not required per guidelines. Verification of employment in good standing printed 1/XX/2018 (3 days prior to the note date)

2023/XX/05: Provided tax transcripts, as XXX guidelines allow validated IRS transripts provided by 3rd party in lieu of signed financials.  Additionally, XXX guidelines do not require a balance sheet for Schedule C businesses when the company does not carry inventory. Verification that the Borrower's business is currently in existence and activehas been verified by a XXX employee 3 days prior to note date.

2023/XX/25: Disagree; Provided tax transcripts, as XXX guidelines allow validated IRS transripts provided by 3rd party in lieu of signed financials (see XXX section 302-1.1.7).  Additionally, XXX guidelines (XXX section 302-2.1.3) state YTD Balance Sheets are not required for Schedule C businesses unless the business carries an inventory.  Verification that the Borrower's business is currently in existence and active, has been verified by a XXX employee 3 days prior to note date.

2023/XX/01: EXCEPTION HISTORY - Exception Detail was updated on 08/XX/2023 PRIOR Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.

2023/XX/22: Guidelines reflect (Self-Employed Income Analysis) Portfolio Programs a Balance Sheet is required through the most recent quarter. Provide missing Balance Sheet. Guidelines further reflect when tax returns are in file the Borrower must sign the tax returns at or before closing. Provide fully executed and complete 2015 and 2016 Form 1040. Exception remains.

2023/XX/07: Per lender guides, 1/XX/2017 section 303-3.1.1, a year to date P&L and balance sheet is required. File contains the P&L, however the balance sheet remains missing.

2023/XX/14: Redesignated to Non QM.

204856361	XXX	XXX		A	29374866	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/01/XX/2018)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/01/XX/2018)		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		1/XX/2018	1/XX/2019	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856361	XXX	XXX		A	29374867	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		1/XX/2018	1/XX/2019	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856361	XXX	XXX		A	29374868	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77137)
										Zero Percent Fee Tolerance exceeded for Property Inspection Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		1/XX/2018	1/XX/2019	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856361	XXX	XXX		A	29374869	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 01/XX/2018 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX					1/XX/2018		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: BPO provided. No damage noted. Cleared.
204856361	XXX	XXX		A	29374870	compliance	2	Missing Document: Missing Lender's Initial 1003		The initial 1003 was not signed by the borrower.				1/XX/2018		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM		2023/XX/28: Trailing docs did not contain any docs to clear this exception.
204856361	XXX	XXX		A	29374871	credit	1	Guideline Issue:Insufficient asset documentation.	Financial Institution: XXX Bank // Account Type: Funds from Business Account / Account Number: XXX	The EMD is unsourced and was not considered as a source of asset.				1/XX/2018		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/21/2023		Yes			Non QM	2023/XX/18: EMD came from spouse. Gift letter in the file and receipt from escrow provided, verifying that $XXX EMD came from spouse's XXX checking account XXX.
2023/XX/28: Trailing docs did not contain any docs to clear this exception.

2023/XX/21: This exception is referencing that there was only one month verified for the business account ending in XXX however this account was not used and qualifying and verification is not required. Exception is clear.

204856361	XXX	XXX		A	29374872	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					1/XX/2018		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856361	XXX	XXX		A	29374873	credit	1	REO Documents are missing.	Address: XXX, CA Tax Verification					1/XX/2018		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/22/2023		Yes			Non QM	2023/XX/18: Verification of propety tax amount in file (uploaded 4/XX/23 at 6:18pm)	2023/XX/22: Trailing 2018 Property Values, Exemptions and County Taxes provided for XXX, CA. Exception Cleared.
204856361	XXX	XXX		A	29374874	compliance	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
File is missing signed/dated 1040's, signed/dated year to date balance sheet, third party verification dated within 21 days prior to note date verifying dates of operation, good standing and active at closing.
														1/XX/2018		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM
2023/XX/18: tax returns do not need to be signed, as 4506 has been processed. There is no Cost of Goods Sold reflected on Schedule C, therefore a Balance Sheet is not required per guidelines. Verification of employment in good standing printed 1/XX/2018 (3 days prior to the note date)

2023/XX/05: Provided tax transcripts, as XXX guidelines allow validated IRS transripts provided by 3rd party in lieu of signed financials.  Additionally, XXX guidelines do not require a balance sheet for Schedule C businesses when the company does not carry inventory. Verification that the Borrower's business is currently in existence and activehas been verified by a XXX employee 3 days prior to note date.

2023/XX/25: Disagree; Provided tax transcripts, as XXX guidelines allow validated IRS transripts provided by 3rd party in lieu of signed financials (see XXX section 302-1.1.7).  Additionally, XXX guidelines (XXX section 302-2.1.3) state YTD Balance Sheets are not required for Schedule C businesses unless the business carries an inventory.  Verification that the Borrower's business is currently in existence and active, has been verified by a XXX employee 3 days prior to note date.

2023/XX/13: Trailing Document(s) already in file for initial review.  Exception remains.

2023/XX/01: Only the third party verification was provided. Condition remains.

2023/XX/22: Guidelines reflect (Self-Employed Income Analysis) Portfolio Programs a Balance Sheet is required through the most recent quarter. Provide missing Balance Sheet. Guidelines further reflect when tax returns are in file the Borrower must sign the tax returns at or before closing. Provide fully executed and complete 2015 and 2016 Form 1040. Exception remains.

2023/XX/07: Per lender guides, 1/XX/2017 section 303-3.1.1, a year to date P&L and balance sheet is required. File contains the P&L, however the balance sheet remains missing.

2023/XX/14: Redesignated to NonQM.

204856361	XXX	XXX		A	29374875	credit	1	Missing Document: Cancelled Check(s) not provided		Supporting documentation is missing for the EMD.				1/XX/2018		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/21/2023		Yes			Non QM	2023/XX/18: EMD came from spouse. Gift letter in the file and receipt from escrow provided, verifying that $XXX EMD came from spouse's XXX checking account #XXX.	2023/XX/21: EMD reflected on the CD of $XXX was not sourced and has been excluded from available assets however is not needed to qualify. Exception is clear.
204856361	XXX	XXX		A	29374877	compliance	1	Income/Asset Guideline Deficiency - ATR Impact
Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)

File is missing signed/dated 1040's, signed/dated year to date balance sheet, third party verification dated within 21 days prior to note date verifying dates of operation, good standing and active at closing.
														1/XX/2018		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM
2023/XX/18: tax returns do not need to be signed, as 4506 has been processed. There is no Cost of Goods Sold reflected on Schedule C, therefore a Balance Sheet is not required per guidelines. Verification of employment in good standing printed 1/XX/2018 (3 days prior to the note date)

2023/XX/05: Provided tax transcripts, as XXX guidelines allow validated IRS transripts provided by 3rd party in lieu of signed financials.  Additionally, XXX guidelines do not require a balance sheet for Schedule C businesses when the company does not carry inventory. Verification that the Borrower's business is currently in existence and activehas been verified by a XXX employee 3 days prior to note date.

2023/XX/25: Disagree; Provided tax transcripts, as XXX guidelines allow validated IRS transripts provided by 3rd party in lieu of signed financials (see XXX section 302-1.1.7).  Additionally, XXX guidelines (XXX section 302-2.1.3) state YTD Balance Sheets are not required for Schedule C businesses unless the business carries an inventory.  Verification that the Borrower's business is currently in existence and active, has been verified by a XXX employee 3 days prior to note date.

2023/XX/22: Guidelines reflect (Self-Employed Income Analysis) Portfolio Programs a Balance Sheet is required through the most recent quarter. Provide missing Balance Sheet. Guidelines further reflect when tax returns are in file the Borrower must sign the tax returns at or before closing. Provide fully executed and complete 2015 and 2016 Form 1040. Exception remains.

2023/XX/07: Per lender guides, 1/XX/2017 section 303-3.1.1, a year to date P&L and balance sheet is required. File contains the P&L, however the balance sheet remains missing.

2023/XX/14: Redesignated to Non QM.

204856361	XXX	XXX		A	29374878	credit	3	Income documentation requirements not met.
File is missing signed/dated 1040's, signed/dated year to date balance sheet, third party verification dated within 21 days prior to note date verifying dates of operation, good standing and active at closing.
														1/XX/2018		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
2023/XX/18: tax returns do not need to be signed, as 4506 has been processed. There is no Cost of Goods Sold reflected on Schedule C, therefore a Balance Sheet is not required per guidelines. Verification of employment in good standing printed 1/XX/2018 (3 days prior to the note date)

2023/XX/05: Provided tax transcripts, as XXX guidelines allow validated IRS transripts provided by 3rd party in lieu of signed financials.  Additionally, XXX guidelines do not require a balance sheet for Schedule C businesses when the company does not carry inventory. Verification that the Borrower's business is currently in existence and activehas been verified by a XXX employee 3 days prior to note date.

2023/XX/25: Disagree; Provided tax transcripts, as XXX guidelines allow validated IRS transripts provided by 3rd party in lieu of signed financials (see XXX section 302-1.1.7).  Additionally, XXX guidelines (XXX section 302-2.1.3) state YTD Balance Sheets are not required for Schedule C businesses unless the business carries an inventory.  Verification that the Borrower's business is currently in existence and active, has been verified by a XXX employee 3 days prior to note date.

2023/XX/28: Only the third party verification was provided. Condition remains.

2023/XX/22: Guidelines reflect (Self-Employed Income Analysis) Portfolio Programs a Balance Sheet is required through the most recent quarter. Provide missing Balance Sheet. Guidelines further reflect when tax returns are in file the Borrower must sign the tax returns at or before closing. Provide fully executed and complete 2015 and 2016 Form 1040. Exception remains.

2023/XX/07: Per lender guides, 1/XX/2017 section 303-3.1.1, a year to date P&L and balance sheet is required. File contains the P&L, however the balance sheet remains missing.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

204856361	XXX	XXX		A	29374879	compliance	1	Appendix Q Liabilities – Invalid Exclusion Basis	Qualified Mortgage (Dodd-Frank 2014): One or more liabilities have been excluded from DTI calculation for a prohibited reason.	Loan submitted as Safe Harbor QM and creditor was excluded due to business pays account which is non-compliant.				1/XX/2018		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			Non QM
2023/XX/18: 12 months verification in file supporting that XXX $XXX/mo payment is made from borrower's business account. It is acceptable to exclude this payment.

2023/XX/25: Disagree with interpretation of ATR requirements. XXX guidelines XXX section 305-4.2 states "Debts paid by the Borrower's business will not be considered in the Borrower's ratios…"

2023/XX/22: Verified Installment Loan payment paid by business. Bank statement provided. Exclusion reason (Paid by Business) is not permitted by Appendix Q. Exception Remains.

2023/XX/14: Redesignated to Non QM.

204856361	XXX	XXX		A	29374880	credit	3	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 05/XX/2023 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX					1/XX/2018		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM	2023/XX/18: loan closed in January 2018. 2023/XX/25: Disagree; Disaster declaration date is after loan closing; XXX does not require on-going valuation inspections on closed loans.
2023/XX/21: Post dated disaster inspection is required for loans in designated disaster area. Exception remains open.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. A Post Disaster Inspection is required to verify no damage to the Subject.  Exception remains.

204856361	XXX	XXX		A	29374881	compliance	1	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Redesignated to Non QM.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		1/XX/2018		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/14/2023		Yes			Non QM		2023/XX/14: Redesignated to NonQM.
204856361	XXX	XXX		A	29374882	compliance	2	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Redesignated to NonQM.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		1/XX/2018		CA	Purchase	Primary	No	B	B	A	A	07/06/2023						Non QM
204856249	XXX	XXX		A	29374906	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	CHARM Booklet not provided to the borrower.		TILA - subject to a 1 year SOL for affirmative claims under TILA		10/XX/2018	10/XX/2019	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM		2023/XX/30: Missing CHARM Booklet provided within 3 days of application.
204856249	XXX	XXX		A	29374907	compliance	3	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	As per credit guidelines loan designation is Safe Harbor QM.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		10/XX/2018		CA	Purchase	Primary	No	C	C	B	B	07/06/2023						Non QM
204856249	XXX	XXX		A	29374908	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		10/XX/2018		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856249	XXX	XXX		A	29374909	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2018)	Closing Disclosure not provided to Borrower at least three (3) business days prior to closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		10/XX/2018	10/XX/2019	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856249	XXX	XXX		A	29374911	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2018)	Evidence of appraisal delivered to borrower was not provided.				10/XX/2018		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856249	XXX	XXX		A	29374912	compliance	3	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)	The initial application date is not verified in the loan file, unable to verify timing of income documents, causing the loan to waterfall through the QM Testing.				10/XX/2018		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856249	XXX	XXX		A	29374913	compliance	2	Self-Employed Tax Return Recency
Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 10/XX/2018,  Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018. (XXX XXX/S-Corp)
										The initial application date is not verified in the loan file, unable to verify timing of income documents, causing the loan to waterfall through the QM Testing.				10/XX/2018		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856249	XXX	XXX		A	29374914	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.				10/XX/2018		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856249	XXX	XXX		A	29374915	credit	3	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: 10/XX/2018	File does not contain documentation to verify if condo was deemed warrantable.				10/XX/2018		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856249	XXX	XXX		A	29374917	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 10/XX/2018 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX					10/XX/2018		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: BPO provided. No damage noted. Cleared.
204856249	XXX	XXX		A	29374918	compliance	1	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	The guidelines require 7/1 ARMS to be qualified using the Note rate, causing the loan to waterfall through the QM Testing.				10/XX/2018		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/04/2023		Yes			Non QM		2023/XX/04: Cleared.
204856249	XXX	XXX		A	29374919	compliance	2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 10/XX/2018,  Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018. (XXX XXX/S-Corp)
										The initial application date is not verified in the loan file, unable to verify timing of income documents, causing the loan to waterfall through the QM Testing.				10/XX/2018		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856218	XXX	XXX		A	29374939	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 09/XX/2017 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX
The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.
														9/XX/2017		CA	Purchase	Second Home	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: BPO provided. No damage noted. Cleared.
204856218	XXX	XXX		A	29374940	credit	3	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date 10/XX/2017; Disbursement Date: 09/XX/2017; Note Date: 09/XX/2017; Transaction Date: 09/XX/2017	The hazard insurance policy effective date is offer the funds disbursed please provide on the time hazard insurance document.				9/XX/2017		CA	Purchase	Second Home	No	C	C	C	C	07/06/2023						Non QM
204856218	XXX	XXX		A	29374941	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2017)	Verification appraisal was delivered to borrower was not provided.				9/XX/2017		CA	Purchase	Second Home	No	B	B	B	B	07/06/2023						Non QM
204856218	XXX	XXX		A	29374942	compliance	2	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date
TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Initial/08/XX/2017)
										Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Initial/08/XX/2017)		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2017	9/XX/2018	CA	Purchase	Second Home	No	B	B	B	B	07/06/2023						Non QM
204856218	XXX	XXX		A	29374943	compliance	2	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date
TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/08/XX/2017)
										Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/08/XX/2017)		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2017	9/XX/2018	CA	Purchase	Second Home	No	B	B	B	B	07/06/2023						Non QM
204856152	XXX	XXX		A	29374958	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Estimated replacement cost not provided.				5/XX/2018		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856152	XXX	XXX		A	29374959	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2018)	ECOA Documents are missing in the file.				5/XX/2018		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856152	XXX	XXX		A	29374960	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial escrow account disclosure is missing in the file.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		5/XX/2018		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856152	XXX	XXX		A	29374961	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2018)	CD dated 05/XX/2018 was not signed by borrower so it is defaulting to 3 business days after issue date. Evidence of Earlier borrower receipt date was not found in file.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2018	5/XX/2019	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856152	XXX	XXX		A	29374962	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	CHARM Booklet is missing in the file		TILA - subject to a 1 year SOL for affirmative claims under TILA		5/XX/2018	5/XX/2019	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856152	XXX	XXX		A	29374963	credit	3	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	The maximum TLTV is 80% based on the guidelines provided, however the loan exceeds the maximum allowed.				5/XX/2018		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM
204856184	XXX	XXX		A	29375012	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 11/XX/2016 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX
Most recent property inspection report dated XX/XX/XXXX is after the FEMA disaster XXX Declaration date XX/XX/XXXX with no declared end date, File is missing a property inspection or the lender’s Rep and Warranty attestation along with visible confirmation that the subject property was not damaged.
														1/XX/2017		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Safe Harbor QM		2023/XX/01: BPO provided. No damage noted. Cleared.
204856184	XXX	XXX		A	29375013	credit	3	Income Docs Missing:	Borrower: XXX VVOE - Employment Only
File is missing a VVOE for this borrower's wage employment and a third party verification dated within 21 days prior to the note date verifying the dates of operation, good standing and active at closing.
														1/XX/2017		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM	2023/XX/18: XXX VVOE dated 1/XX/2017 in file under Other_Income|Self Employment Verification 2 pgs.	2023/XX/21: A VVOE verifying B1 employment with XXX and B2 employment with XXX was not located.
204856184	XXX	XXX		A	29375014	compliance	2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)
ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/11/XX/2016)
										Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		There is generally no Assignee Liability.		1/XX/2017		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856184	XXX	XXX		A	29375015	compliance	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.	Loan designation failure is due to missing income documents for both borrower and co-borrower and excessive debt ratio. Loan is waterfalling to ATR/QM income documentation requirement.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		1/XX/2017		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/21/2023		Yes			Safe Harbor QM	2023/XX/18: N/A; Duplicative Exception
2023/XX/21: The loan failed ATR due missing reverification of income which is missing for both Borrower's wage earner income.

2023/XX/21: Exception cleared.  The exception initially populated due to excessive DTI.  The DTI is within toleance.

204856184	XXX	XXX		A	29375017	compliance	1	Income Method of Calculation	Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/Schedule C)	One year average income was used to qualify the borrower which is non compliant with Safe Harbor QM requirements. Loan is waterfalling to QM/ATR testing.				1/XX/2017		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/21/2023		Yes			Safe Harbor QM
2023/XX/18: 1 year average income used because Joanna Ardalan was self employed as a lawyer for 1 year and transisition from the same line of work as a lawyer at a law firm. This meets QM requirements.
																																2023/XX/21: Exception cleared. The exception initially populated due to excessive DTI. The DTI is within toleance.
204856184	XXX	XXX		A	29375018	compliance	1	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)	Loan designation failure is due to missing income documents for both borrower and co-borrower and excessive debt ratio. Loan is waterfalling to ATR/QM income documentation requirement.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
														1/XX/2017		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/21/2023		Yes			Safe Harbor QM	2023/XX/18: N/A; Duplicative Exception
2023/XX/21: Loan default tested to ATR/QM requirements due to missing VVOE for each Borrower.  A VVOE dated within 10 business days of the note date as required by the AUS was not located.

2023/XX/21: Exception cleared.  The exception initially populated due to excessive DTI.  The DTI is within toleance.

204856184	XXX	XXX		A	29375019	compliance	1	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)	Loan designation failure is due to missing income documents for both borrower and co-borrower and excessive debt ratio. Loan is waterfalling to ATR/QM income documentation requirement.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
														1/XX/2017		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/21/2023		Yes			Safe Harbor QM	2023/XX/18: N/A; Duplicative Exception
2023/XX/21: Loan default tested to ATR/QM requirements due to missing VVOE for each Borrower.  A VVOE dated within 10 business days of the note date as required by the AUS was not located.

2023/XX/21: Exception cleared.  The exception initially populated due to excessive DTI.  The DTI is within toleance.

204856184	XXX	XXX		A	29375021	credit	3	Verification(s) of employment is not within 10 business days of the Note.	Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/1987					1/XX/2017		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM	2023/XX/18: Missing VVOE within 10 business days of Note.	2023/XX/21: A VVOE das required by the guidelines is missing.
204856184	XXX	XXX		A	29375022	credit	3	Verification(s) of employment is not within 10 business days of the Note.	Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2013					1/XX/2017		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM	2023/XX/18: XXX is self employed + VVOE dated 1/XX/2017 in file under Other_Income|Self Employment Verification 2 pgs.	2023/XX/21: A VVOE das required by the guidelines is missing.
204856184	XXX	XXX		A	29375023	compliance	2	TRID Interim Closing Disclosure Timing Irregular Transactions Test
TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 01/XX/2017 contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation
												TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		1/XX/2017	1/XX/2018	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Safe Harbor QM
204856184	XXX	XXX		A	29375024	credit	1	Missing Document: Source of Funds/Deposit not provided		File is missing the source of funds for the EMD.				1/XX/2017		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/21/2023		Yes			Safe Harbor QM
2023/XX/18: EMD receipt + Wire activity in file under MISC|Indexed Broker Uploads 102 pgs (pg 51-52). Funds wired from XXX #XXX on 11/XX/16 and balance of XXX #XXX was $XXX which was sufficient funds to cover EMD. UW backed out EMD of $XXX from assets and was not used. EMD is reasonably sourced.
																																2023/XX/21: Exception has been cleared. The EMD is less than 2% of the sales price and not required by the guidelines to be sourced.
204856184	XXX	XXX		A	29375025	credit	1	REO Documents are missing.	Address: ZZZ, FL Statement					1/XX/2017		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/21/2023		Yes			Safe Harbor QM	2023/XX/18: XXX, FL is XXX current primary address. LOE not required.	2023/XX/21: Exception cleared. DTI is within tolerance.
204856184	XXX	XXX		A	29375026	credit	1	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 56.92806% exceeds Guideline total debt ratio of 43.00000%.
Excessive debt ratio due to discrepancies in the rental calculations. It appears the lender did not use rental income on the borrowers departure residence on XXX. Full lease is missing and evidence of 75% equity.
														1/XX/2017		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/21/2023		Yes			Safe Harbor QM	2023/XX/18: XXX is not a departure residence. XXX is XXX's current primary residence and XXX is a non-occupant co-borrower. No income from XXX was used to qualify.	2023/XX/21: Exception cleared. DTI is within tolerance.
204856184	XXX	XXX		A	29375027	compliance	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Failure due to excessive debt ratio. Discrepancy is due to rental calculations.				1/XX/2017		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/21/2023		Yes			Safe Harbor QM	2023/XX/18: N/A; Duplicative Exception
2023/XX/21: Loan default tested to ATR/QM requirements due to missing VVOE for each Borrower.  A VVOE dated within 10 business days of the note date as required by the AUS was not located.

2023/XX/21: Exception cleared.  The exception initially populated due to excessive DTI.  The DTI is within toleance.

204856184	XXX	XXX		A	29375028	compliance	1	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines
Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 56.92806% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
										Failure due to excessive debt ratio. Discrepancy is due to rental calculations.				1/XX/2017		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/21/2023		Yes			Safe Harbor QM	2023/XX/18: XXX is not a rental property, PITI debt service is included in All Other Monthly Payments, and is XXX's current primary residence. DTI is not over 43%.	2023/XX/21: Exception has been cleared. DTI is within tolerance.
204856184	XXX	XXX		A	29375029	compliance	1	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	Failure due to excessive debt ratio. Discrepancy is due to rental calculations.
Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.
														1/XX/2017		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/21/2023		Yes			Safe Harbor QM	2023/XX/18: N/A; Duplicative Exception	2023/XX/21: Exception has been cleared. DTI is within tolerance.
204856184	XXX	XXX		A	29375030	credit	3	Income documentation requirements not met.		File is missing third party verification dated with 21 days of note date for self employment and VVOE dated within 10 business days for wage earners				1/XX/2017		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM	2023/XX/18: N/A; Duplicative Exception	2023/XX/21: A VVOE dated within 10 business days of the note date as required by the AUS was not located.
204856184	XXX	XXX		A	29375031	credit	3	Income Docs Missing:	Borrower: XXX VVOE - Employment Only
File is missing a VVOE for this borrower's wage employment and a third party verification dated within 21 days prior to the note date verifying the dates of operation, good standing and active at closing.
														1/XX/2017		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Safe Harbor QM	2023/XX/18: N/A; Duplicative Exception
2023/XX/21: Loan default tested to ATR/QM requirements due to missing VVOE for each Borrower.  A VVOE dated within 10 business days of the note date as required by the AUS was not located.

2023/XX/21: EXCEPTION HISTORY - Exception Explanation was updated on 08/XX/2023 PRIOR Exception Explanation: Third Party Verification, VVOE - Employment Only

204856184	XXX	XXX		A	29375032	compliance	1	Income/Asset Guideline Deficiency - ATR Impact
Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
										Failure due to missing income docs and excessive debt ratio.				1/XX/2017		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/21/2023		Yes			Safe Harbor QM	2023/XX/18: N/A; Duplicative Exception
2023/XX/21: Loan default tested to ATR/QM requirements due to missing VVOE for each Borrower.  A VVOE dated within 10 business days of the note date as required by the AUS was not located.

2023/XX/21: Exception cleared.  The exception initially populated due to excessive DTI.  The DTI is within toleance.

204856182	XXX	XXX		A	29375182	credit	3	REO Documents are missing.	Address: XXX, CA, Address: XXX, HI Insurance Verification, Statement, Tax Verification Insurance Verification, Statement, Tax Verification	REO document missing for XXX Tax verification and insurance verification				7/XX/2015		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856182	XXX	XXX		A	29375183	credit	3	Income Docs Missing:	Borrower: XXX Third Party Verification
File is missing the following: Third party verification dated within 21 days prior to closing verifying borrower's dates of operation, good standing and active at closing for XXX and Third party verification dated within 21 days prior to closing verifying borrower's dates of operation, good standing and active at closing and 2014 K1 for XXX
														7/XX/2015		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856182	XXX	XXX		A	29375184	compliance	2	Self-Employed Tax Return Recency
Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2015,  Most Recent Tax Return End Date 12/XX/2013, Tax Return Due Date 04/XX/2015. (XXX XXX/Schedule K-1 less than 25 Percent)
										This EV2 exception is for informational purposes due to the most recent tax returns for 2014 are on extension at the time of closing.				7/XX/2015		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856182	XXX	XXX		A	29375185	compliance	2	Self-Employed Tax Return Recency
Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2015,  Most Recent Tax Return End Date 12/XX/2013, Tax Return Due Date 04/XX/2015. (XXX XXX/Schedule K-1 less than 25 Percent)
										This EV2 exception is for informational purposes due to the most recent tax returns for 2014 are on extension at the time of closing.				7/XX/2015		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856182	XXX	XXX		A	29375186	compliance	2	Self-Employed Tax Return Recency
Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2015,  Most Recent Tax Return End Date 12/XX/2013, Tax Return Due Date 04/XX/2015. (XXX XXX/Schedule K-1 less than 25 Percent)
										This EV2 exception is for informational purposes due to the most recent tax returns for 2014 are on extension at the time of closing.				7/XX/2015		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856182	XXX	XXX		A	29375187	compliance	2	2011 TIL-MDIA ARM Introductory Rate Disclosure - Introductory Period Inaccurate	Truth in Lending Act (MDIA 2011): Adjustable rate introductory period on Final TIL does not match introductory period for the loan.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		7/XX/2015	7/XX/2016	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856182	XXX	XXX		A	29375188	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	CHARM Booklet is missing in loan file .		TILA - subject to a 1 year SOL for affirmative claims under TILA		7/XX/2015	7/XX/2016	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856182	XXX	XXX		A	29375189	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan)
Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.

he "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply hence please provide revised document
												TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		7/XX/2015	7/XX/2016	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856182	XXX	XXX		A	29375190	compliance	2	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	HUD Settlement Booklet Status is missing in loan file		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		7/XX/2015		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856182	XXX	XXX		A	29375191	compliance	3	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX. Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)	Rental income documentation requirement not met for XXX. Lease Agreement and/or Tax Return not provided hence please provide document				7/XX/2015		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856182	XXX	XXX		A	29375192	compliance	3	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Verification of Safe Harbor Loan Designation was not provided.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		7/XX/2015		CA	Purchase	Primary	No	C	C	B	B	07/06/2023						Non QM
204856182	XXX	XXX		A	29375193	compliance	2	TILA NMLSR - Individual Originator License Status Not Approved	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
unable to  find Loan Originator XXX #XXX- NMLS detail on NMLS site  hence license issue date  entered as 1/XX/2011 and status date enter 1/XX/2011 because it was not allowing to run compliance and unable to proceeds further  - one touch review
														7/XX/2015	7/XX/2018	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856182	XXX	XXX		A	29375194	compliance	2	TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
unable to  find Loan Originator XXX #XXX- NMLS detail on NMLS site  hence license issue date  entered as 1/XX/2011 and status date enter 1/XX/2011 because it was not allowing to run compliance and unable to proceeds further  - one touch review

Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $XXX in the case of an individual transaction, or the lesser of $XXX or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $XXX or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
Effective 1/10/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.
														7/XX/2015	7/XX/2018	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856182	XXX	XXX		A	29375195	compliance	2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2015,  Most Recent Tax Return End Date 12/XX/2013, Tax Return Due Date 04/XX/2015. (XXX XXX/Schedule K-1 less than 25 Percent)
										This EV2 exception is for informational purposes due to the most recent tax returns for 2014 are on extension at the time of closing.				7/XX/2015		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856182	XXX	XXX		A	29375196	compliance	2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2015,  Most Recent Tax Return End Date 12/XX/2013, Tax Return Due Date 04/XX/2015. (XXX XXX/Schedule K-1 less than 25 Percent)
										This EV2 exception is for informational purposes due to the most recent tax returns for 2014 are on extension at the time of closing.				7/XX/2015		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856182	XXX	XXX		A	29375197	compliance	2	Self-Employed Tax Return Recency - ATR
Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2015,  Most Recent Tax Return End Date 12/XX/2013, Tax Return Due Date 04/XX/2015. (XXX XXX/Schedule K-1 less than 25 Percent)
										This EV2 exception is for informational purposes due to the most recent tax returns for 2014 are on extension at the time of closing.				7/XX/2015		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856200	XXX	XXX		A	29375273	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2016)	Verification of appraisal delivered to borrower within 3 days of closing was not provided and appraisal waiver was also not provided.				12/XX/2016		WA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856200	XXX	XXX		A	29375274	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/12/XX/2016)	Verification appraisal was delivered to borrower within 3 days of closing was not provided. Appraisal Waiver was also not provided.				12/XX/2016		WA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856200	XXX	XXX		A	29375275	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Homeownership Counseling disclosure or proof of the borrower's receipt within 3 days of originator application date not provided.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		12/XX/2016		WA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856200	XXX	XXX		A	29375276	compliance	2	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 2,220.01 on Final Closing Disclosure provided on 12/XX/2016 are underdisclosed. (Final/12/XX/2016)	Hazard insurance amount of $XXX monthly was not added as part of the Non escrowed property cost.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		12/XX/2016	12/XX/2017	WA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856200	XXX	XXX		A	29375277	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/12/XX/2016)	Evidence of earlier borrower receipt was not found in file.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		12/XX/2016	12/XX/2017	WA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856200	XXX	XXX		A	29375280	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		12/XX/2016	12/XX/2017	WA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856200	XXX	XXX		A	29375281	compliance	2	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.	ARM Disclosure not provided to the borrower within 3 days of originator application date.		TILA - subject to a 1 year SOL for affirmative claims under TILA		12/XX/2016	12/XX/2017	WA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856200	XXX	XXX		A	29375282	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Charm Booklet was not provided to the borrower.		TILA - subject to a 1 year SOL for affirmative claims under TILA		12/XX/2016	12/XX/2017	WA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856200	XXX	XXX		A	29375283	compliance	3	QM Employment History	Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/12403218)	Loan designation is Safe Harbor. File is missing the required 2 year employment history and is testing to ATR QM requirements.				12/XX/2016		WA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856200	XXX	XXX		A	29375284	compliance	3	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Loan designation is Safe Harbor. File is missing the required 2 year employment history and is testing to ATR QM requirements.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		12/XX/2016		WA	Purchase	Primary	No	C	C	B	B	07/06/2023						Non QM
204856272	XXX	XXX		A	29375467	compliance	2	Missing Document: Missing Lender's Initial 1003		Initial 1003 is not available on file.				7/XX/2017		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856272	XXX	XXX		A	29375468	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2017)					7/XX/2017		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856272	XXX	XXX		A	29375469	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial escrow account statement is not provided.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		7/XX/2017		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856272	XXX	XXX		A	29375470	compliance	2	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on 07/XX/2017 are underdisclosed. (Final/07/XX/2017)	Hazard insurance lender used to qualify is $XXX why what is provided on the HOI is $XXX.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		7/XX/2017	7/XX/2018	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856272	XXX	XXX		A	29375471	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Loan Tie-In Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77176)
										Zero Percent Fee Tolerance exceeded for Title - Loan Tie-In Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		7/XX/2017	7/XX/2018	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856272	XXX	XXX		A	29375472	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7726)
										Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		7/XX/2017	7/XX/2018	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856272	XXX	XXX		A	29375473	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	CHARM Booklet was not provided.		TILA - subject to a 1 year SOL for affirmative claims under TILA		7/XX/2017	7/XX/2018	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856272	XXX	XXX		A	29375474	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 07/XX/2017 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX
Most recent property inspection report dated XX/XX/XXXX is after the FEMA disaster XXX  dated XX/XX/XXXX but before the disaster end date of XX/XX/XXXX. File is missing a property inspection dated after the disaster declaration end date, or the lender's Rep and Warranty attestation along with visible confirmation that the subject property was not damaged.
														7/XX/2017		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: Received BPO confirming no damage.
204856272	XXX	XXX		A	29375476	compliance	2	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	The guidelines require 10/1 ARMS to be qualified using the Note rate, causing the loan to waterfall through the QM Testing.				7/XX/2017		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856215	XXX	XXX		A	29375500	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 04/XX/2016 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	Please provide the FEMA Post Disaster Inspection Report as FEMA disaster does not have declared end date.				5/XX/2016		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: Received BPO confirming no damage.
204856215	XXX	XXX		A	29375501	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	The e-sign consent agreement is missing.				5/XX/2016		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856215	XXX	XXX		A	29375502	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2016)	Loan file is missing documentation appraisal was provided to the borrower at least 3 days prior to closing.				5/XX/2016		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856215	XXX	XXX		A	29375503	compliance	2	TRID Initial Loan Estimate Timing Electronically Provided
TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 03/XX/2016 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/03/XX/2016)

Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 03/XX/2016 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/03/XX/2016)
												TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2016	5/XX/2017	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856215	XXX	XXX		A	29375505	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7507)
										Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2016	5/XX/2017	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856215	XXX	XXX		A	29375506	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (8304)	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2016	5/XX/2017	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856215	XXX	XXX		A	29375507	compliance	3	Retirement Documentation	Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX Retired/Pension)	File is missing the award letter as required by Safe Harbor.				5/XX/2016		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856215	XXX	XXX		A	29375508	compliance	3	Social Security Documentation	Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. (XXX Retired/Social Security)	File is missing the award letter as required by Safe Harbor.				5/XX/2016		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856215	XXX	XXX		A	29375509	compliance	3	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	File is missing the award letter as required by Safe Harbor.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		5/XX/2016		CA	Purchase	Primary	No	C	C	B	B	07/06/2023						Non QM
204856274	XXX	XXX		A	29375593	compliance	2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)
ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/02/XX/2018)
										Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.		There is generally no Assignee Liability.		4/XX/2018		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856274	XXX	XXX		A	29375594	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
										Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $XXX exceeds tolerance of $XXX.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2018	4/XX/2019	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856274	XXX	XXX		A	29375595	compliance	2	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	ARM loan program disclosure not provided to the borrower within three (3) days of application.		TILA - subject to a 1 year SOL for affirmative claims under TILA		4/XX/2018	4/XX/2019	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856274	XXX	XXX		A	29375596	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.		TILA - subject to a 1 year SOL for affirmative claims under TILA		4/XX/2018	4/XX/2019	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856274	XXX	XXX		A	29375597	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.				4/XX/2018		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856274	XXX	XXX		A	29375598	credit	3	REO Documents are missing.	Address: XXX, HI, Address: XXX, MT Statement Insurance Verification, Tax Verification	Insurance Verification, Tax Verification are missing				4/XX/2018		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856274	XXX	XXX		A	29375599	credit	3	REO Documents are missing.	Address: XXX, HI Tax Verification					4/XX/2018		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856274	XXX	XXX		A	29375600	credit	3	Guideline Issue:Insufficient asset documentation.
Financial Institution: XXX // Account Type: Checking / Account Number: XXX, Financial Institution: XXX // Account Type: Money Markets / Account Number: XXX, Financial Institution: XXX // Account Type: Savings / Account Number: XXX, Financial Institution: XXX // Account Type: Savings / Account Number: XXX
										Provided One month Bank Statement. Guidelines require most recent 2 months.				4/XX/2018		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856274	XXX	XXX		A	29375601	credit	3	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX					4/XX/2018		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM		2023/XX/01: BPO provided prior to disaster end date does not reflect damage.
204856274	XXX	XXX		A	29375602	credit	3	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date 04/XX/2018; Disbursement Date: 04/XX/2018; Note Date: 04/XX/2018; Transaction Date: 04/XX/2018	Hazard Insurance Policy Effective Date 04/XX/2018				4/XX/2018		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856345	XXX	XXX		A	29375613	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 06/XX/2018 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX
The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.
														7/XX/2018		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			ATR Fail		2023/XX/01: Received BPO confirming no damage.
204856345	XXX	XXX		A	29375614	compliance	2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)
ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/06/XX/2018)
										Verification appraisal was delivered to borrower was not provided.		There is generally no Assignee Liability.		7/XX/2018		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856345	XXX	XXX		A	29375616	compliance	2	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018
TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 33,813.15 on Final Closing Disclosure provided on 07/XX/2018 are underdisclosed. (Final/07/XX/2018)

The final CD disclosed the Amount of Total Property Costs over Year 1 as $XXX on page 4; however the annual taxes ($XXX) and homeowners insurance ($XXX) total are $XXX per year. Final CD reflects Estimated Taxes, Insurance & Assessments of $XXX monthly, correct amount is $XXX.
												TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		7/XX/2018	7/XX/2019	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856345	XXX	XXX		A	29375617	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7563)
										Title - Document Preparation Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		7/XX/2018	7/XX/2019	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856345	XXX	XXX		A	29375618	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	The file is missing copy of CHARM Booklet.		TILA - subject to a 1 year SOL for affirmative claims under TILA		7/XX/2018	7/XX/2019	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Fail		2023/XX/30: Missing CHARM Booklet provided within 3 days of application.
204856345	XXX	XXX		A	29375619	compliance	3	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail due borrower sold departure residence and funds were transferred to the title company. The closing statement and wired confirmation is after Note date.
												Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		7/XX/2018		CA	Purchase	Primary	No	C	C	B	B	07/06/2023						ATR Fail	2023/XX/18: N/A; Duplicative Exception 2023/XX/25: Duplicate and/or waterfall exception
2023/XX/27: Trailing docs did not contain any docs to clear this exception.

2023/XX/22: The Final Settlement Statement and Wire Transfer for the sale of the property at XXX was complete on 7/XX/2018 which is after the 7/XX/2018 subject note date.  No additional documentation provided.  Exception remains.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

204856345	XXX	XXX		A	29375620	compliance	3	General Ability To Repay Provision Income and Assets - Assets	Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (Net Proceeds from Sale of property/Equity On Sold Property)	Borrower sold departure residence and funds were transferred to the title company. The closing statement and wired confirmation is after Note date.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
														7/XX/2018		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						ATR Fail
2023/XX/18: Only proided EST Hud for sale of departure residence dated 7/XX/2018 and verf refund to borrowers of $XXX . No final settlement statement provided in file.

2023/XX/25: Agree with error, but don't agree with ATR impact based on overall file risk & quality.

2023/XX/13: Trailing documents submitted and nothing new related to asset issue provided.  Finding remains open.

2023/XX/27: Trailing docs did not contain any docs to clear this exception.

2023/XX/22: The Final Settlement Statement and Wire Transfer for the sale of the property at XXX was complete on 7/XX/2018 which is after the 7/XX/2018 subject note date.  No additional documentation provided.  Exception remains.

2023/XX/26: No supporting trailing documentation was provided to clear this exception. Exception remains.

204856337	XXX	XXX		A	29375821	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2017)	Appraisal Without Waiver document is missing in the file.				12/XX/2017		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856337	XXX	XXX		A	29375822	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/12/XX/2017)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		12/XX/2017	12/XX/2018	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856337	XXX	XXX		A	29375823	compliance	2	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 12/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/12/XX/2017)	Revised Loan Estimate provided on 12/XX/2017 not received by borrower at least four (4) business days prior to closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		12/XX/2017	12/XX/2018	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856337	XXX	XXX		A	29375824	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75117)
										Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		12/XX/2017	12/XX/2018	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856337	XXX	XXX		A	29375825	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 11/XX/2017 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX
Subject property was appraised on XX/XX/XXXX prior to the FEMA disaster (XXX) dated through  XX/XX/XXXX. File is missing a property inspection dated after the disaster, or the lender's Rep and Warranty attestation along with visible confirmation that the subject property was not damaged.
														12/XX/2017		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: PDI provided, exception cleared.
204856337	XXX	XXX		A	29375827	compliance	2	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Consumer Handbook on Adjustable Rate Mortgages was provided on 12/XX/2017, not within 3 days of application date 11/XX/2017.		TILA - subject to a 1 year SOL for affirmative claims under TILA		12/XX/2017	12/XX/2018	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856337	XXX	XXX		A	29375828	credit	1	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 73.03371% exceeds Guideline loan to value percentage of 70.00000%.	The maximum LTV ratio is 70% for a purchase transaction, with a loan amount of $XXX and a credit score less than 740.				12/XX/2017		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Received updated information. Condition cleared.
204856337	XXX	XXX		A	29375829	compliance	1	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The maximum LTV ratio is 70% for a purchase transaction, with a loan amount of $XXX and a credit score less than 740, causing the loan to waterfall through the QM Testing.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		12/XX/2017		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Received updated information. Condition cleared.
204856337	XXX	XXX		A	29375830	compliance	1	Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The maximum LTV ratio is 70% for a purchase transaction, with a loan amount of $XXX and a credit score less than 740, causing the loan to waterfall through the QM Testing.				12/XX/2017		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Received updated information. Condition cleared.
204856337	XXX	XXX		A	29375831	credit	1	AUS/Guideline Findings: All conditions were not met		The maximum LTV ratio is 70% for a purchase transaction, with a loan amount of $XXX and a credit score less than 740.				12/XX/2017		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Received updated information. Condition cleared.
204856337	XXX	XXX		A	29375832	compliance	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The maximum LTV ratio is 70% for a purchase transaction, with a loan amount of $XXX and a credit score less than 740, causing the loan to waterfall through the QM Testing.				12/XX/2017		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			Non QM		2023/XX/13: Received updated information. Condition cleared.
204856343	XXX	XXX		A	29375956	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 11/XX/2020 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX
The Property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.
														12/XX/2020		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: PDI provided, exception cleared.
204856343	XXX	XXX		A	29375957	credit	3	Missing Document: Approval not provided		Approval document was not received				12/XX/2020		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Non QM
204856343	XXX	XXX		A	29375958	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	CHARM Booklet Disclosure is missing		TILA - subject to a 1 year SOL for affirmative claims under TILA		12/XX/2020	12/XX/2021	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM		2023/XX/30: Missing CHARM Booklet provided within 3 days of application.
204856343	XXX	XXX		A	29375959	compliance	2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)
ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XX/20/2020)
										Evidence of borrower's receipt of the appraisal was not included in the file.		There is generally no Assignee Liability.		12/XX/2020		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856343	XXX	XXX		A	29375960	compliance	2	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Signed/dated ARM disclosure was received within 3 days of application date		TILA - subject to a 1 year SOL for affirmative claims under TILA		12/XX/2020	12/XX/2021	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856343	XXX	XXX		A	29375961	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75117)
										Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		12/XX/2020	12/XX/2021	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856343	XXX	XXX		A	29375962	credit	2	Loans with an application date after 10/XX/2020 using a LIBOR Index are not Agency Salable.	Index: LIBOR - 1 Year (Daily); Note Date: 12/XX/2020					12/XX/2020		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856325	XXX	XXX		A	29376008	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 12/XX/2016 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	“The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.”				2/XX/2017		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: PDI provided, exception cleared.
204856325	XXX	XXX		A	29376009	compliance	2	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Application date is 11/XX/2016 and right to receive a copy of the Appraisal Disclosure was provided on 11/XX/2016 which is not provided to the borrower within three (3) days of application.				2/XX/2017	2/XX/2018	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856325	XXX	XXX		A	29376010	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Application date is 11/XX/2016 and List of Homeownership Counseling Organizations was provided on 11/XX/2016 which is not provided to the borrower within three (3) days of application.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		2/XX/2017		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856325	XXX	XXX		A	29376011	compliance	2	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/11/XX/2016)	Application date is 11/XX/2016 and Loan Estimate was provided on 11/XX/2016 which is not provided to the borrower within three (3) days of application.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		2/XX/2017	2/XX/2018	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856325	XXX	XXX		A	29376012	compliance	2	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Application date is 11/XX/2016 and ARM Disclosure was provided on 11/XX/2016 which is not provided to the borrower within three (3) days of application.		TILA - subject to a 1 year SOL for affirmative claims under TILA		2/XX/2017	2/XX/2018	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856325	XXX	XXX		A	29376013	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	CHARM Booklet Disclosure missing in file, Please provide.		TILA - subject to a 1 year SOL for affirmative claims under TILA		2/XX/2017	2/XX/2018	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856325	XXX	XXX		A	29376014	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-Sign Consent Agreement is missing in file, Please provide.				2/XX/2017		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Non QM
204856216	XXX	XXX		A	29376015	credit	3	Missing Document: Fraud Report not provided		Fraud report is missing				3/XX/2019		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Risk
204856216	XXX	XXX		A	29376016	credit	3	No evidence of fraud report in file	Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX	Fraud Report is missing				3/XX/2019		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Risk
204856216	XXX	XXX		A	29376017	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2019)					3/XX/2019		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
204856216	XXX	XXX		A	29376018	compliance	2	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		3/XX/2019	3/XX/2020	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
204856216	XXX	XXX		A	29376019	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		3/XX/2019	3/XX/2020	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
204856216	XXX	XXX		A	29376020	compliance	1	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		3/XX/2019		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			ATR Risk		2023/XX/13: Most recent signed and dated 1120S was provided. Exception Cleared.
204856216	XXX	XXX		A	29376021	compliance	1	General Ability To Repay Provision Income and Assets - S-Corp	Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-party records. (XXX XXX/S-Corp)	Unable to verify S-Corp income using reasonably reliable third-party records. (XXX XXX/S-Corp)
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
														3/XX/2019		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	06/13/2023		Yes			ATR Risk		2023/XX/13: Most recent signed and dated 1120S was provided. Exception Cleared.
204856216	XXX	XXX		A	29376023	compliance	2	TRID Final Closing Disclosure AIR Table Minimum Interest Rate
TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 03/XX/2019 disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (Final/03/XX/2019)
										Adjustable Interest Rate Table: Final Closing Disclosure provided on 03/XX/2019 disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan.		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2019	3/XX/2020	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
204856216	XXX	XXX		A	29376024	compliance	2	TRID Final Closing Disclosure Amount Financed
TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2019 disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan. (Final/03/XX/2019)

TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2019 disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan.
												TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2019	3/XX/2022	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
204856216	XXX	XXX		A	29376025	compliance	2	TRID Final Closing Disclosure AP Table First Change
TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2019 disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (Final/03/XX/2019)

TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2019 disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan
												TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2019	3/XX/2020	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
204856216	XXX	XXX		A	29376026	compliance	2	TRID Final Closing Disclosure AP Table First Change Period
TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2019 incorrectly disclosed the Subsequent Changes period according to the disclosed Loan Product. (Final/03/XX/2019)
										TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2019 incorrectly disclosed the Subsequent Changes period according to the disclosed Loan Product		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2019	3/XX/2020	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
204856216	XXX	XXX		A	29376027	compliance	2	TRID Final Closing Disclosure AP Table Interest Only Payment	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2019 incorrectly disclosed whether the loan contains Interest Only Payments. (Final/03/XX/2019)	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2019 incorrectly disclosed whether the loan contains Interest Only Payments		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2019	3/XX/2020	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
204856216	XXX	XXX		A	29376028	compliance	2	TRID Final Closing Disclosure AP Table Maximum Payment
TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2019 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final/03/XX/2019)

TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2019 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan
												TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2019	3/XX/2020	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
204856216	XXX	XXX		A	29376029	compliance	2	TRID Final Closing Disclosure AP Table Subsequent Changes
TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2019 disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Final/03/XX/2019)
										TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2019 disclosed a Subsequent Changes period that does not match the actual terms for the loan.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2019	3/XX/2020	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
204856216	XXX	XXX		A	29376030	compliance	2	TRID Final Closing Disclosure Finance Charge
TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2019). (Final/03/XX/2019)

TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2019).
												TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2019	3/XX/2022	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
204856216	XXX	XXX		A	29376031	compliance	2	TRID Final Closing Disclosure Product Feature Test
TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/XX/2019 did not disclose a Product Feature for a loan that contains a product feature. (Final/03/XX/2019)
										TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/XX/2019 did not disclose a Product Feature for a loan that contains a product feature.		TILA - 1yr affirmative		3/XX/2019	3/XX/2020	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
204856216	XXX	XXX		A	29376032	compliance	2	TRID Final Closing Disclosure Total Of Payments
TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2019 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 03/XX/2019).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/03/XX/2019)

TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2019 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 03/XX/2019). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold.
												TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2019	3/XX/2022	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
204856216	XXX	XXX		A	29376033	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2019)	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2019	3/XX/2020	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
204856216	XXX	XXX		A	29376034	compliance	2	TRID Lender Credit Tolerance Violation
TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)

TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX.
												TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2019	3/XX/2020	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
204856216	XXX	XXX		A	29376035	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
										TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2019	3/XX/2020	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
204856216	XXX	XXX		A	29376036	credit	3	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 86.46261% exceeds Guideline total debt ratio of 45.00000%.	The qualifying income used by the lender is not supported by documentation in the loan file, resulting in a DTI ratio of 86.46%.				3/XX/2019		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Risk
2023/XX/18: Income Calculation Worksheet in file (first one uploaded) - on page 1 shows W2 wages for B1 being used of $XXX W2 wages for B2 being used of $XXX and if you add those two amounts together $XXX + $XXX = those total the amount of $XXX that shows on 1008 under base income (it appears the UW put the combined amount under B1 however it is the total amount for B1 and B2 W2 income). This page also shows the Total Interest and Dividend Income used of $XXX which is the amount shown as Other Income for B2 on the 1008. This Income Calc Worksheet also shows the Partnership income used of $XXX for B1 which is the amount listed under Other Income for B1 on final 1008. Therefore this Income Calculation Worksheet matches all income used on the final 1008 which keeps the DTI at 36.163/40.072.

2023/XX/25: Disagree with DTI error: clarification is being provided to explain how income appears on the application. It is of note that Underwriter accidentally entered B2/XXX wages into they LOS system under B1/XXX's wages as a system entry. Although the wage entry is listed for the wrong borrower, the aggregate income being used is correct for qualifying for the combined borrowers/sources: B1/XXX self-employment income of $XXX/mo using 2017 12 month average to be conservative (with 2018 financials and W2 showing an increase in income) plus B2/XXX wages from XXX ($XXX/mo), wages from XXX ($XXX/mo) plus rental income of $XXX/mo = total income used for qualifying is $XXX/mo resulting in DTI less than 45% (closed at 40.072%). Provided underwriter income workbook, signed appication and final 1008 transmittal to support.

2023/XX/13: Received and updated income documentation. .Final 1003 and 1008 for Borrower shows Base Income of $XXX and Other Schedule E-K-1 Income of $XXX. Worksheet provided shows income of $XXX. Provide worksheet and additional income documentation to support all income as used for the Borrower on the Final 1003, and 1008. DTI exception Remains

2023/XX/01: Trailing docs did not contain any docs to clear this exception.

2023/XX/22: The income being used to qualify which is supported by the documentation is $XXX/mo for B1 from her business - this includes both the income flowing to her via the K1 and the W2 plus $XXX/mo for the co-borrower from his current work with XXX.  DTI remains excessive and finding remains open.

2023/XX/07: Reviewed all original and trailing documentation. The lender is using an additional $XXX in income for the borrower's, however this income is not supported in the loan file.

2023/XX/27: Response to Lender Comment: XXX is currently only employed with XXX received @$XXX/mo. in incomes. His income with XXX ceased on 10/XX/2018 so is N/A as there is no income provided or verified in 2019. No income documentation or verification was provided for XXX and is also not listed on the F1003 as an active income source as well. The only verifiable income source is for XXX which was used in his income verification. Exception remains.

204856216	XXX	XXX		A	29376037	credit	3	Verification(s) of employment is not within 10 business days of the Note.	Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2007					3/XX/2019		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Risk
2023/XX/18: XXX is in the XXX industry (XXX) and is paid by multiple employers which is typical for this industry. There are WVOE's in file and a VVOE 10 business days before note date would not be required for this type of employment as it is based on when the next tour would be.

2023/XX/25: Agree with error, but don't agree with ATR impact based on overall file risk & quality.

2023/XX/22: A VVOE would still be required for any position being used as qualifying income. Finding remains open.

2023/XX/26: No supporting trailing documentation was provided to clear this exception. Exception remains.

204856216	XXX	XXX		A	29376038	compliance	3	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Based on the loan failing one or more guideline components, the loan is at ATR risk.				3/XX/2019		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Risk	2023/XX/18: N/A; Duplicative Exception 2023/XX/25: Duplicate and/or waterfall exception
2023/XX/22: The income being used to qualify which is supported by the documentation is $XXX/mo for B1 from her business - this includes both the income flowing to her via the K1 and the W2 plus $XXX/mo for the co-borrower from his current work with XXX.  DTI remains excessive and finding remains open.

2023/XX/07: Reviewed all original and trailing documentation. The lender is using an additional $XXX in income for the borrower's, however this income is not supported in the loan file.

2023/XX/27: Response to Lender Comment: XXX is currently only employed with XXX received @$XXX/mo. in incomes. His income with XXX ceased on 10/XX/2018 so is N/A as there is no income provided or verified in 2019. No income documentation or verification was provided for XXX and is also not listed on the F1003 as an active income source as well. The only verifiable income source is for XXX which was used in his income verification. Exception remains.

204856216	XXX	XXX		A	29376039	compliance	3	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines
Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 86.46261% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
										The qualifying income used by the lender is not supported by documentation in the loan file, resulting in a DTI ratio of 86.46%, causing the loan to waterfall through the QM Testing.				3/XX/2019		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Risk	2023/XX/18: N/A; Duplicative Exception 2023/XX/25: Duplicate and/or waterfall exception
2023/XX/22: The income being used to qualify which is supported by the documentation is $XXX/mo for B1 from her business - this includes both the income flowing to her via the K1 and the W2 plus $XXX/mo for the co-borrower from his current work with XXX.  DTI remains excessive and finding remains open.

2023/XX/27: Response to Lender Comment: XXX is currently only employed with XXX received @$XXX/mo. in incomes. His income with XXX ceased on 10/XX/2018 so is N/A as there is no income provided or verified in 2019. No income documentation or verification was provided for XXX and is also not listed on the F1003 as an active income source as well. The only verifiable income source is for XXX which was used in his income verification. Exception remains.

204856216	XXX	XXX		A	29376040	credit	1	Verification(s) of employment is not within 10 business days of the Note.	Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/1997					3/XX/2019		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	07/27/2023		Yes			ATR Risk		2023/XX/27: WVOE was provided.
204856216	XXX	XXX		A	29376041	compliance	3	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.			Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		3/XX/2019		CA	Refinance - Rate/Term	Primary	No	C	C	B	B	07/06/2023						ATR Risk	2023/XX/18: N/A; Duplicative Exception 2023/XX/25: Duplicate and/or waterfall exception
2023/XX/22: The income being used to qualify which is supported by the documentation is $XXX/mo for B1 from her business - this includes both the income flowing to her via the K1 and the W2 plus $XXX/mo for the co-borrower from his current work with XXX.  DTI remains excessive and finding remains open.

2023/XX/07: Reviewed all original and trailing documentation. The lender is using an additional $XXX in income for the borrower's, however this income is not supported in the loan file.

2023/XX/27: Response to Lender Comment: XXX is currently only employed with XXX received @$XXX/mo. in incomes. His income with XXX ceased on 10/XX/2018 so is N/A as there is no income provided or verified in 2019. No income documentation or verification was provided for XXX and is also not listed on the F1003 as an active income source as well. The only verifiable income source is for XXX which was used in his income verification. Exception remains.

204856146	XXX	XXX		A	29376084	compliance	2	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	RESPA Servicing Disclosure is not provided to the borrower within three (3) business days of application.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		10/XX/2015		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856146	XXX	XXX		A	29376085	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	CHARM Booklet Disclosure is not provided in file.		TILA - subject to a 1 year SOL for affirmative claims under TILA		10/XX/2015	10/XX/2016	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856146	XXX	XXX		A	29376086	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 09/XX/2015 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.				10/XX/2015		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: PDI provided, exception cleared.
204856146	XXX	XXX		A	29376087	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Replacement cost estimator is not provided to cover the shortfall amount.				10/XX/2015		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Non QM
204856146	XXX	XXX		A	29376088	compliance	2	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.	Initial TIL was sent to Borrower on 08/XX/2015 and the application date is 07/XX/2015.		TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.		10/XX/2015	10/XX/2016	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856146	XXX	XXX		A	29376089	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan)
Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
										The "Maximum First Five Years" date is is incorrect based on the Interest Only Calculations reflected on the Note.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		10/XX/2015	10/XX/2018	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856146	XXX	XXX		A	29376090	compliance	2	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Missing verifications of start and end dates for Borrowers previous employment history.				10/XX/2015		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856146	XXX	XXX		A	29376091	compliance	2	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	The ARM Disclosure was supplied to Borrowers 8/XX/2015, more than three days from application date 7/XX/2015.		TILA - subject to a 1 year SOL for affirmative claims under TILA		10/XX/2015	10/XX/2016	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856176	XXX	XXX		A	29376092	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-Sign Consent Agreement is not available.				4/XX/2016		CA	Refinance - Cash-out - Home Improvement	Primary	No	C	C	C	C	07/06/2023						Non QM
204856176	XXX	XXX		A	29376093	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 03/XX/2016 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	The subject property is not located in a FEMA disaster area. The appraisal was performed after the FEMA declaration start date but prior to the declared end date.				4/XX/2016		CA	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: PDI provided, exception cleared.
204856176	XXX	XXX		A	29376094	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	List of Homeownership Counseling Organizations not available in the file.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		4/XX/2016		CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Non QM
204856176	XXX	XXX		A	29376095	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/04/XX/2016)	Initial CD dated 04/XX/2016 received date is 4/XX/2016 which is after the note date.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2016	4/XX/2017	CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Non QM
204856176	XXX	XXX		A	29376096	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	CHARM Booklet Disclosure is not available in file.		TILA - subject to a 1 year SOL for affirmative claims under TILA		4/XX/2016	4/XX/2017	CA	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	07/06/2023						Non QM
204856176	XXX	XXX		A	29376097	credit	3	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 738 is less than Guideline representative FICO score of 740.	Guidelines require a score of 740, however the borrower's score is only 738.				4/XX/2016		CA	Refinance - Cash-out - Home Improvement	Primary	No	C	C	C	C	07/06/2023						Non QM
204856344	XXX	XXX		A	29376098	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 04/XX/2020 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX
The property is located in FEMA Disaster Area.  Provide a post-disaster inspection verifying there was no damage from XXX.  The inspection must include exterior photos and the property must be re-inspected on or after 11//XX/2020 declared end date.
														6/XX/2020		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: PDI provided, exception cleared.
204856344	XXX	XXX		A	29376099	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.
HOI coverage is insufficient by $XXX.   Coverage must be at least the lessor of the Cost new from the appraisal or the loan amount.  Provide verification of policy with sufficient coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
														6/XX/2020		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Non QM
204856344	XXX	XXX		A	29376100	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement was not provided.				6/XX/2020		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Non QM
204856344	XXX	XXX		A	29376101	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2020)	Verification appraisal was delivered to borrower was not provided.				6/XX/2020		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856344	XXX	XXX		A	29376102	compliance	2	TRID Lender Credit Tolerance Violation
TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
										File is missing a valid change of circumstance and no tolerance cure was provided.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2020	7/XX/2021	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856344	XXX	XXX		A	29376103	compliance	2	TRID Final Closing Disclosure Finance Charge
TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 08/XX/2020). (Final/06/XX/2020)

Finance Charge disclosed is $XXX.  Calculated finance charge is $XXX.  Variance of $XXX. Unable to determine cause for under disclosure due to missing the final fully executed itemization of amount financed.
												TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2020	7/XX/2023	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM	2023/XX/18: Agree. CD figures changed from time of closing/final CD to post closing/CD.
2023/XX/02: EXCEPTION HISTORY - Exception Detail was updated on 08/XX/2023 PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 08/XX/2020). (Final/06/XX/2020)

2023/XX/02: Trailing docs did not contain any docs to clear this exception.

2023/XX/22: No new data in loan file. exception remains valid.

204856344	XXX	XXX		A	29376104	compliance	1	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	VVOE for XXX was not provided.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		6/XX/2020		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	08/02/2023		Yes			Non QM		2023/XX/02: VVOE was provided.
204856344	XXX	XXX		A	29376105	compliance	1	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)	VVOE for XXX was not provided.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
														6/XX/2020		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	08/02/2023		Yes			Non QM		2023/XX/02: VVOE was provided.
204856344	XXX	XXX		A	29376107	credit	1	Income documentation requirements not met.		VVOE for XXX was not provided.				6/XX/2020		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	08/02/2023		Yes			Non QM		2023/XX/02: VVOE was provided.
204856344	XXX	XXX		A	29376109	credit	1	Verification(s) of employment is not within 10 business days of the Note.	Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2000	VVOE for XXX was not provided.				6/XX/2020		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	08/02/2023		Yes			Non QM		2023/XX/02: VVOE was provided.
204856344	XXX	XXX		A	29376110	compliance	1	Income/Asset Guideline Deficiency - ATR Impact
Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
										Failure due to missing income documents.				6/XX/2020		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	08/02/2023		Yes			Non QM		2023/XX/02: VVOE was provided.
204856344	XXX	XXX		A	29376111	compliance	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	VVOE for XXX was not provided.				6/XX/2020		CA	Refinance - Cash-out - Other	Primary	No	A	A	A	A	07/06/2023	08/02/2023		Yes			Non QM		2023/XX/02: VVOE was provided.
204856344	XXX	XXX		A	29376112	compliance	2	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA		6/XX/2020	7/XX/2021	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856344	XXX	XXX		A	29376113	compliance	2	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA		6/XX/2020	7/XX/2021	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM		2023/XX/30: Missing CHARM Booklet provided within 3 days of application.
204856344	XXX	XXX		A	29376114	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Disclosure with the list of 10 counseling organizations provided at time of application is missing.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		6/XX/2020		CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856344	XXX	XXX		A	29376115	credit	3	Aged document: Asset Account date is more than 90 days prior to Closing.	Financial Institution: XXX // Account Type: 401(k)/403(b) Account / Account Number: XXX	Account statements exceeds the 90 day age of documentation requirement per lender guides. Please provide the April 2020 bank statement for this account.				6/XX/2020		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Non QM
204856263	XXX	XXX		A	29376353	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 06/XX/2019 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX
The property is located in a FEMA disaster area.  Provide a post-disaster inspection verifying there was no damage.  The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.
														7/XX/2019		CA	Refinance - Rate/Term	Investment	No	A	A	A	A	07/06/2023	06/01/2023		Yes			N/A		2023/XX/01: PDI provided, exception cleared.
204856263	XXX	XXX		A	29376354	compliance	2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)
ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/06/XX/2019)
										Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.		There is generally no Assignee Liability.		7/XX/2019		CA	Refinance - Rate/Term	Investment	No	B	B	B	B	07/06/2023						N/A
204856263	XXX	XXX		A	29376355	credit	3	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 65.30612% exceeds Guideline loan to value percentage of 65.00000%.	LTV exceeds maximum as shown on lender guidelines. The maximum LTV is 65%.				7/XX/2019		CA	Refinance - Rate/Term	Investment	No	C	C	C	C	07/06/2023						N/A
204856263	XXX	XXX		A	29376356	credit	3	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 65.30612% exceeds Guideline combined loan to value percentage of 65.00000%.	LTV exceeds maximum as shown on lender guidelines. The maximum LTV is 65%.				7/XX/2019		CA	Refinance - Rate/Term	Investment	No	C	C	C	C	07/06/2023						N/A
204856251	XXX	XXX		A	29376440	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 06/XX/2019 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX
The Property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there were no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.
														7/XX/2019		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: PDI provided, exception cleared.
204856251	XXX	XXX		A	29376441	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		7/XX/2019		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023						Non QM
204856251	XXX	XXX		A	29376442	compliance	2	TRID Final Closing Disclosure Contact Information - Lender
TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 07/XX/2019 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/XX/20/2019)
										Contact Information: Final Closing Disclosure provided on 07/XX/2019 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID).		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		7/XX/2019	7/XX/2020	CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023						Non QM
204856251	XXX	XXX		A	29376443	compliance	2	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	ARM loan program disclosure not provided to the borrower within three (3) days of application.		TILA - subject to a 1 year SOL for affirmative claims under TILA		7/XX/2019	7/XX/2020	CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023						Non QM
204856251	XXX	XXX		A	29376444	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					7/XX/2019		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	C	C	C	C	07/06/2023						Non QM
204856251	XXX	XXX		A	29376445	credit	3	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 84.91803% exceeds Guideline combined loan to value percentage of 80.00000%.	Per the guidelines for a cash-out refinance, the CTLV maximum is 80%.				7/XX/2019		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	C	C	C	C	07/06/2023						Non QM
204856251	XXX	XXX		A	29376446	credit	3	AUS/Guideline Findings: All conditions were not met		CLTV of 85% exceeds allowable of 80%.				7/XX/2019		CA	Refinance - Cash-out - Debt Consolidation	Primary	No	C	C	C	C	07/06/2023						Non QM
204856251	XXX	XXX		A	29376447	compliance	2	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Provide evidence of earlier delivery.		TILA - subject to a 1 year SOL for affirmative claims under TILA		7/XX/2019	7/XX/2020	CA	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	07/06/2023						Non QM
204856292	XXX	XXX		A	29376589	compliance	2	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		12/XX/2015		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856292	XXX	XXX		A	29376590	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan)
Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
												TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		12/XX/2015	12/XX/2018	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856292	XXX	XXX		A	29376591	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 11/XX/2015 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX					12/XX/2015		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: PDI provided, exception cleared.
204856292	XXX	XXX		A	29376592	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Documentation indicates expanded replacement coverage but no percentage or dollar amount provided.				12/XX/2015		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
204856292	XXX	XXX		A	29376593	compliance	2	(Doc Error) GFE Error: Changed Circumstance not provided.
GFE Date: 10/XX/2015, GFE Date: 12/XX/2015 Changed Circumstance not provided for GFE dated 10/XX/2015 from GFE dated 09/XX/2015
Changed Circumstance not provided for GFE dated 12/XX/2015 from GFE dated 11/XX/2015
										Changed Circumstance not provided.				12/XX/2015		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856322	XXX	XXX		A	29376690	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2016)	Verification appraisal was delivered to borrower was not provided.				2/XX/2016		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856322	XXX	XXX		A	29376691	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	File is missing a copy of Initial escrow account statement		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		2/XX/2016		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856322	XXX	XXX		A	29376692	compliance	2	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.	File is missing a copy of ARM Disclosure.		TILA - subject to a 1 year SOL for affirmative claims under TILA		2/XX/2016	2/XX/2017	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856322	XXX	XXX		A	29376693	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	File is missing a copy of CHARM Booklet Disclosure.		TILA - subject to a 1 year SOL for affirmative claims under TILA		2/XX/2016	2/XX/2017	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856322	XXX	XXX		A	29376695	credit	3	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: 01/XX/2016	File is missing documentation from lender/seller confirming the condo is warrantable.				2/XX/2016		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856279	XXX	XXX		A	29376884	credit	3	Missing Document: Credit Report not provided		Credit Report is not provided. Debts taken from 1003 in file.				3/XX/2018		CA	Refinance - Cash-out - Other	Second Home	No	D	D	D	D	07/06/2023						ATR Risk		2023/XX/03: Credit report was shown as uploaded but our system shows a file containing content that is not permitted in this storage location has been quarantined. Condition remains.
204856279	XXX	XXX		A	29376885	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-Sign Consent Agreement is not provided.				3/XX/2018		CA	Refinance - Cash-out - Other	Second Home	No	C	C	C	C	07/06/2023						ATR Risk
204856279	XXX	XXX		A	29376886	credit	3	REO Documents are missing.	Address: ZZZ, CA Statement	Mortgage statement is not provided for REO property XXX, CA.				3/XX/2018		CA	Refinance - Cash-out - Other	Second Home	No	C	C	C	C	07/06/2023						ATR Risk		2023/XX/03: Trailing docs did not contain any docs to clear this exception.
204856279	XXX	XXX		A	29376887	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 02/XX/2018 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	Post Disaster Inspection report is not provided for Disaster End date XX/XX/XXXX.				3/XX/2018		CA	Refinance - Cash-out - Other	Second Home	No	A	A	A	A	07/06/2023	06/01/2023		Yes			ATR Risk		2023/XX/01: BPO provided. No damage noted. Cleared.
204856279	XXX	XXX		A	29376888	credit	3	Income Docs Missing:	Borrower: XXX Paystubs	Paystub is not provided for Borrower XXX for employer XXX.				3/XX/2018		CA	Refinance - Cash-out - Other	Second Home	No	C	C	C	C	07/06/2023						ATR Risk		2023/XX/03: Trailing docs did not contain any docs to clear this exception.
204856279	XXX	XXX		A	29376889	credit	3	Guideline Issue:Insufficient asset documentation.	Financial Institution: XXX // Account Type: Checking / Account Number: XXX	Consecutive 2 months bank statement not provided for assets XXX Account number XXX & XXX.				3/XX/2018		CA	Refinance - Cash-out - Other	Second Home	No	C	C	C	C	07/06/2023						ATR Risk		2023/XX/03: Trailing docs did not contain any docs to clear this exception.
204856279	XXX	XXX		A	29376890	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/20/2018)	Missing evidence when the borrower received a copy of the appraisal.				3/XX/2018		CA	Refinance - Cash-out - Other	Second Home	No	B	B	B	B	07/06/2023						ATR Risk
204856279	XXX	XXX		A	29376891	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Disclosure is missing from loan file.		There is no Assignee Liability.		3/XX/2018		CA	Refinance - Cash-out - Other	Second Home	No	B	B	B	B	07/06/2023						ATR Risk
204856279	XXX	XXX		A	29376893	credit	3	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 05/XX/2023 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX					3/XX/2018		CA	Refinance - Cash-out - Other	Second Home	No	C	C	C	C	07/06/2023						ATR Risk	2023/XX/18: Disagree; XXX guidelines did not require a re-inspection for this property prior to loan closing.	2023/XX/18: Exception will need to be addressed. DD is unable to clear.
204856279	XXX	XXX		A	29376894	credit	3	Asset documentation requirements not met.		Failure due to missing credit report, consecutive bank statement for XXX - December 2017 to January XX, 2018 and income docs.				3/XX/2018		CA	Refinance - Cash-out - Other	Second Home	No	C	C	C	C	07/06/2023						ATR Risk
204856279	XXX	XXX		A	29376895	credit	3	Income documentation requirements not met.		Missing balance sheet and paystubs.				3/XX/2018		CA	Refinance - Cash-out - Other	Second Home	No	C	C	C	C	07/06/2023						ATR Risk
204856279	XXX	XXX		A	29376896	compliance	3	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Failure due to missing credit report, consecutive bank statement for XXX - December 2017 to January XX, 2018 and income docs.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		3/XX/2018		CA	Refinance - Cash-out - Other	Second Home	No	C	C	B	B	07/06/2023						ATR Risk
204856279	XXX	XXX		A	29376897	compliance	3	Income/Asset Guideline Deficiency - ATR Impact
Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
										Failure due to missing credit report, consecutive bank statement for XXX - December 2017 to January XX, 2018 and income docs.				3/XX/2018		CA	Refinance - Cash-out - Other	Second Home	No	C	C	C	C	07/06/2023						ATR Risk
204856279	XXX	XXX		A	29376898	credit	3	AUS/Guideline Findings: All conditions were not met		Failure due to missing credit report, consecutive bank statement for XXX - December 2017 to January XX, 2018 and income docs.				3/XX/2018		CA	Refinance - Cash-out - Other	Second Home	No	C	C	C	C	07/06/2023						ATR Risk
204856279	XXX	XXX		A	29376899	credit	3	Income Docs Missing:	Borrower: XXX Third Party Verification
Verbal Verification of employment must be dated within 10 business days of the Note date on W-2 employees and within 30 calendar days of the Note date on self employed borrowers. The third party verification for the borrower exceeds the 30 day requirement.
														3/XX/2018		CA	Refinance - Cash-out - Other	Second Home	No	C	C	C	C	07/06/2023						ATR Risk
204856260	XXX	XXX		A	29376916	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 10/XX/2016 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX					12/XX/2016		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: BPO provided. No damage noted. Cleared.
204856260	XXX	XXX		A	29376917	compliance	2	Missing Document: Missing Lender's Initial 1003		Lender to provide signed and dated initial 1003.				12/XX/2016		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM		2023/XX/29: Missing Initial signed/dated 1003. 2023/XX/30: Missing Signed/dated Initial 1003.
204856260	XXX	XXX		A	29376918	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2016)	Evidence of receipt of appraisal at least 3 days prior to closing not provided.				12/XX/2016		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856260	XXX	XXX		A	29376919	compliance	2	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.	Evidence the disclosure was provided to the Borrower within three days of application is missing.		TILA - subject to a 1 year SOL for affirmative claims under TILA		12/XX/2016	12/XX/2017	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856260	XXX	XXX		A	29376920	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Evidence the disclosure was provided to the Borrower within three days of application is missing.		TILA - subject to a 1 year SOL for affirmative claims under TILA		12/XX/2016	12/XX/2017	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM		2023/XX/30: Missing CHARM Booklet provided within 3 days of application.
204856260	XXX	XXX		A	29376921	compliance	2	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018
TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 8,710.32 on Final Closing Disclosure provided on 12/XX/2016 are underdisclosed. (Final/12/XX/2016)
										The calculated amount of estimated property costs over year 1 is $XXX. The amount disclosed on page 4 of the final CD is $XXX.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		12/XX/2016	12/XX/2017	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856183	XXX	XXX		A	29377128	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 04/XX/2018 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.				5/XX/2018		CA	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: BPO provided does not reflect damage.
204856183	XXX	XXX		A	29377129	compliance	2	Missing Document: Missing Lender's Initial 1003						5/XX/2018		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856183	XXX	XXX		A	29377130	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2018)	Borrower(s) not provide a copy of each valuation (3) business days prior to consummation.				5/XX/2018		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856183	XXX	XXX		A	29377131	compliance	2	TRID Interim Closing Disclosure Timing Irregular Transactions Test
TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 05/XX/2018 contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation
										Two separate closing disclosure were issued on 05/XX/2018 and they contain changes and was not received by the borrower at least three (3) business days prior to consummation.		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2018	5/XX/2019	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856183	XXX	XXX		A	29377132	compliance	2	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.	Missing program ARM Disclsoure.		TILA - subject to a 1 year SOL for affirmative claims under TILA		5/XX/2018	5/XX/2019	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856183	XXX	XXX		A	29377133	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Missing Charm Booklet disclsoure.		TILA - subject to a 1 year SOL for affirmative claims under TILA		5/XX/2018	5/XX/2019	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						Non QM
204856183	XXX	XXX		A	29377134	credit	3	Aged document: Asset Account date is more than 90 days prior to Closing.	Financial Institution: XXX // Account Type: Stocks / Account Number: XXX	Statement end date is from 11/XX/2017. Our Note date is 05/XX/2018.				5/XX/2018		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						Non QM
204856304	XXX	XXX		A	29377147	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 04/XX/2014 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX
The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.
														5/XX/2014		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	06/01/2023		Yes			Non QM		2023/XX/01: BPO reflects no damage.
204856304	XXX	XXX		A	29377148	property	3	Appraiser's license or certification was not active at the time of the appraisal.	Valuation Type: Appraisal / Valuation Report Date: 04/XX/2014	Valuation report is 4/XX/2014, appraiser license issue date is 4/XX/2015 which is after the report date and was not active at the time of appraisal.				5/XX/2014		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						Non QM
204856304	XXX	XXX		A	29377149	compliance	2	(Doc Error) GFE Error: Changed Circumstance not provided.	GFE Date: 04/XX/2014 Changed Circumstance not provided for GFE dated 04/XX/2014 from GFE dated 04/XX/2014	Changed circumstance is missing for gfe dated 4/XX/2014.				5/XX/2014		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856304	XXX	XXX		A	29377150	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2014)	Verification of appraisal delivered within three days of closing was not provided to borrower.				5/XX/2014		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856304	XXX	XXX		A	29377151	compliance	2	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	HUD Settlement Booklet is missing.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		5/XX/2014		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856304	XXX	XXX		A	29377152	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	CHARM Booklet Disclosure is missing.		TILA - subject to a 1 year SOL for affirmative claims under TILA		5/XX/2014	5/XX/2015	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856304	XXX	XXX		A	29377153	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Homeownership Counseling disclosure is missing.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		5/XX/2014		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856304	XXX	XXX		A	29377154	compliance	2	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Servicing disclosure is missing.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		5/XX/2014		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856304	XXX	XXX		A	29377155	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.	First change date on note is 6/XX/2024 where as Final Til change date is 07/XX/2021 which does not match.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2014	5/XX/2015	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856304	XXX	XXX		A	29377156	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.	Maximum ever date as per Final Til is 7/XX/2023 which does not match.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2014	5/XX/2015	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856304	XXX	XXX		A	29377157	compliance	2	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.	The ARM Disclosure is not dated. Unable to determine when document was provided to Borrower.		TILA - subject to a 1 year SOL for affirmative claims under TILA		5/XX/2014	5/XX/2015	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856304	XXX	XXX		A	29377158	compliance	2	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.	Initial application is 4/XX/2014, Initial Til is 4/XX/2014 which is not within three business days.		TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2014	5/XX/2015	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856304	XXX	XXX		A	29377159	compliance	2	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely
ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
										Provide evidence of dated disclosure provided to Borrower within three business day of application date.		There is generally no Assignee Liability.		5/XX/2014		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						Non QM
204856339	XXX	XXX		A	29377181	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance Coverage Amount is insufficient.				5/XX/2017		OR	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Risk
204856339	XXX	XXX		A	29377182	credit	2	Hazard Insurance Policy expires within 90 days of the Note Date.	Hazard Insurance Policy Expiration Date 05/XX/2017, Note Date 05/XX/2017	Hazard Insurance Policy expires within 90 days of the Note Date.				5/XX/2017		OR	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
204856339	XXX	XXX		A	29377183	credit	1	REO Documents are missing.	Address: ZZZ, WA Insurance Verification	XXX, WA: Insurance document is missing.				5/XX/2017		OR	Refinance - Rate/Term	Primary	No	A	A	A	A	07/06/2023	07/27/2023		Yes			ATR Risk		2023/XX/27: Hazard insurance verification was provided.
204856339	XXX	XXX		A	29377184	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		5/XX/2017	5/XX/2018	OR	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
204856339	XXX	XXX		A	29377185	compliance	2	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			TILA ROR - 3yrs for rescindable transactions.		5/XX/2017	5/XX/2020	OR	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
204856339	XXX	XXX		A	29377186	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2017)					5/XX/2017		OR	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
204856339	XXX	XXX		A	29377187	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2017)					5/XX/2017		OR	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
204856339	XXX	XXX		A	29377188	compliance	2	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)				5/XX/2017	5/XX/2018	OR	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
204856339	XXX	XXX		A	29377189	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
										Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200)		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2017	5/XX/2018	OR	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
204856339	XXX	XXX		A	29377190	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7520)	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7520)		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2017	5/XX/2018	OR	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
204856339	XXX	XXX		A	29377191	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7561)
										Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7561)		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2017	5/XX/2018	OR	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
204856339	XXX	XXX		A	29377192	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7564)
										Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7564)		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2017	5/XX/2018	OR	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
204856339	XXX	XXX		A	29377193	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7567)
										Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7567)		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2017	5/XX/2018	OR	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
204856339	XXX	XXX		A	29377194	credit	3	The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.		The private mortgage payment history for the borrower is missing from the loan file.				5/XX/2017		OR	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Risk
2023/XX/18: Dispute: Credit report indicates 12 mo. on time payments of XXX #XXX reviewed for 37 mo. as is acceptable in lieu of additional VOM.

2023/XX/25: Disagree; Please clarify the issue. The credit report in file validates the 12mo housing payment history requirement by providing verification of housing/mortgage payment for more than 12 mos (verifies 37 mos). Is there a different issue or a specific reason this does not satisfy requirements?

2023/XX/18: Per lender guides, 306-3.2, Minimum verification requirements for the Borrower's housing payment history includes both current and prior housing payment (mortgage and/or rental) histories for the most recent twelve (12) months (or the length of housing payment history if less than 12 months). Condition remains.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. The Borrower is not a FTHB and does not have a valid verification of mortgage history on the Credit report as only the co-borrower does.  Exception remains.

204856339	XXX	XXX		A	29377195	compliance	2	Fannie Mae 2014 - 3% Points and Fees
Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of 4.98493% is in excess of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $XXX or 1.98493%).
														5/XX/2017		OR	Refinance - Rate/Term	Primary	No	B	B	B	B	07/06/2023						ATR Risk
204856339	XXX	XXX		A	29377196	compliance	3	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The file is missing the VOM for the borrower's private mortgage and the DTI exceeds the maximum allowed, causing the loan to waterfall through the QM Testing.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		5/XX/2017		OR	Refinance - Rate/Term	Primary	No	C	C	B	B	07/06/2023						ATR Risk
2023/XX/18: same as above. Dispute: Credit report indicates 12 mo. on time payments of ABN x4552 reviewed for 37 mo. as is acceptable in lieu of additional VOM.
Dispute: Final DTI per the final 1008 is 42.548% which consists of $XXX PITIA and $XXX all other payments against the calculated income of $XXX/mo.

2023/XX/25: Disagree; Please clarify the issue. The credit report in file validates the 12mo housing payment history requirement by providing verification of housing/mortgage payment for more than 12 mos (verifies 37 mos). Is there a different issue or a specific reason this does not satisfy requirements?

2023/XX/18: Per lender guides, 306-3.2, Minimum verification requirements for the Borrower's housing payment history includes both current and prior housing payment (mortgage and/or rental) histories for the most recent twelve (12) months (or the length of housing payment history if less than 12 months). Condition remains.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. The Borrower is not a FTHB and does not have a valid verification of mortgage history on the Credit report as only the co-borrower does.  Exception remains.

204856339	XXX	XXX		A	29377197	compliance	3	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines
Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 49.92415% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)
										The DTI exceeds the maximum allowed, causing the loan to waterfall through the QM Testing.				5/XX/2017		OR	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Risk
2023/XX/18: Dispute: Final DTI per the final 1008 is 42.548% which consists of $XXX PITIA and $XXX all other payments against the calculated income of $XXX/mo.

2023/XX/25: Unclear how DTI is said to be 49.765% when system calculates qualifying payment payment for interest only loans and final 1003/08 shows final qualifying DTI is 42.548% within max allowed. Please provide clarification.

2023/XX/18: The DTI of 49.765% is due to qualification method on an Interest Only loan. Condition remains.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

204856339	XXX	XXX		A	29377198	credit	3	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 49.92415% exceeds Guideline total debt ratio of 45.00000%.	The DTI ratio exceeds the maximum allowed. The lender did not include the child support payment of the borrower, resulting in a DTI ratio of 49.92%.				5/XX/2017		OR	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Risk
2023/XX/18: same as above. Dispute: Final DTI per the final 1008 is 42.548% which consists of $XXX PITIA and $XXX all other payments against the calculated income of $XXX/mo.

2023/XX/25: Unclear how DTI is said to be 49.765% when system calculates qualifying payment payment for interest only loans and final 1003/08 shows final qualifying DTI is 42.548% within max allowed. Please provide clarification.

2023/XX/18: The DTI of 49.765% is due to qualification method on an Interest Only loan. Condition remains.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

204856339	XXX	XXX		A	29377199	compliance	3	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The file is missing the VOM for the borrower's private mortgage and the DTI exceeds the maximum allowed, causing the loan to waterfall through the QM Testing.				5/XX/2017		OR	Refinance - Rate/Term	Primary	No	C	C	C	C	07/06/2023						ATR Risk
2023/XX/18: Dispute: Credit report indicates 12 mo. on time payments of XXX #XXX reviewed for 37 mo. as is acceptable in lieu of additional VOM.
Dispute: Final DTI per the final 1008 is 42.548% which consists of $XXX PITIA and $XXX all other payments against the calculated income of $XXX/mo.

2023/XX/25: Duplicate and/or waterfall exception

2023/XX/13: Newly uploaded documentation does not address the causes for the exception. Exception remains

2023/XX/01: Trailing docs did not contain any docs to clear this exception.

2023/XX/18: Per lender guides, all mortgages must be verified and the DTI of 49.765% is due to qualification method on an Interest Only loan. Condition remains.

2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. The Borrower is not a FTHB and does not have a valid verification of mortgage history on the Credit report as only the co-borrower does.  Exception remains.

204856262	XXX	XXX		A	29377200	property	3	Appraiser's license or certification was not active at the time of the appraisal.	Valuation Type: Appraisal / Valuation Report Date: 10/XX/2017					11/XX/2017		IL	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Non QM
204856262	XXX	XXX		A	29377201	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					11/XX/2017		IL	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Non QM
204856262	XXX	XXX		A	29377202	compliance	2	TRID Final Closing Disclosure Contact Information - Lender
TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 11/XX/2017 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/11/XX/2017)
										This loan has Broker as the Origination Channel. Lender Contact name and NMLS is not disclosed for Lender.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2017	11/XX/2018	IL	Refinance - Cash-out - Other	Primary	No	B	B	B	B	07/06/2023						Non QM
204856262	XXX	XXX		A	29377205	credit	3	Verification(s) of employment is not within 10 business days of the Note.	Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2008	VVOE for borrower;s income is missing in file.				11/XX/2017		IL	Refinance - Cash-out - Other	Primary	No	C	C	C	C	07/06/2023						Non QM
204856178	XXX	XXX		A	29377228	credit	3	Guideline Issue:Insufficient asset documentation.	Financial Institution: XXX // Account Type: Checking / Account Number: XXX	Lender to prove one additional bank statement for XXX #XXX dated within 90 days of note date.				12/XX/2017		WA	Purchase	Investment	No	C	C	C	C	07/06/2023						N/A
204856172	XXX	XXX		A	29400329	compliance	1	(Missing Doc) Incomplete loan images/file
File is missing the following items for each borrower: Initial application, Loan Estimates, 2016/2017 signed/dated personal (for both borrower's) and business tax returns for XXX, signed/dated year to date P&L, 2016/2017 K1's for both borrowers, Third party verification dated within 21 days of the note date verifying dates of operation, good standing and active at closing, 2 consecutive months for the asset account with XXX account ending #XXX, credit report, Fraud report, 2nd mortgage note. Security instrument for the subject loan.
														3/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	08/23/2023		Yes			ATR Fail	2023/XX/18: Balance sheet through 9/XX/2016 in file under Proft and Loss Statement (page 3 of profit and loss statement titled Balance Sheet).	2023/XX/23: Separate exceptions have been set for specific missing documentation.
204856172	XXX	XXX		A	29400330	credit	1	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 70.40770% exceeds Guideline total debt ratio of 43.00000%.	File is missing the most recent 2 years signed/dated 1040s and business returns/K1's for XXX and all income documentation for the primary borrower.				3/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/27/2023		Yes			ATR Fail
2023/XX/25: Provided final 1003, 1008, income workbook, transcripts (XXX allows to be used in lieu of signed financials), 2 years 1040's, business returns/K1's for XXX, all income docs for primary borrower, LE's, initial & final CD's, occupancy certification signed at closing, verification of subject insurance coverage. Note: XXX/XXX borrowers consent for e-delivery through our borrower portal "Expedite", there is no E-delivery disclosure as it is not required.

2023/XX/15: File contains no income documentation for XXX. The loan application reflects she is an owner of XXX. There are no income documents to support this income.

2023/XX/27: Cleared with income documentation provided to verify the Borrowers Wage income. Exception cleared.

204856172	XXX	XXX		A	29400332	credit	3	Income documentation requirements not met.		File is missing the most recent 2 years signed/dated 1040s and business returns/K1's for XXX and all income documentation for the primary borrower.				3/XX/2019		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						ATR Fail
2023/XX/25: Provided final 1003, 1008, income workbook, transcripts (XXX allows to be used in lieu of signed financials), 2 years 1040's, business returns/K1's for XXX, all income docs for primary borrower, LE's, initial & final CD's, occupancy certification signed at closing, verification of subject insurance coverage. Note: XXX/XXX borrowers consent for e-delivery through our borrower portal "Expedite", there is no E-delivery disclosure as it is not required.

2023/XX/27: Received some of the pending Income documents, the 1084 for the Co-borrower's Income was not provided in the trailing documents as well as the Verification of Employment for the Borrower. Exception remains.

204856172	XXX	XXX		A	29400333	compliance	1	Income Method of Calculation	Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/Partnership)	File is missing the most recent 2 years signed/dated 1040s and business returns/K1's for XXX and all income documentation for the primary borrower.				3/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			ATR Fail
2023/XX/25: Provided final 1003, 1008, income workbook, transcripts (XXX allows to be used in lieu of signed financials), 2 years 1040's, business returns/K1's for XXX, all income docs for primary borrower, LE's, initial & final CD's, occupancy certification signed at closing, verification of subject insurance coverage. Note: XXX/XXX borrowers consent for e-delivery through our borrower portal "Expedite", there is no E-delivery disclosure as it is not required.
																																2023/XX/15: Received required documents. Condition cleared.
204856172	XXX	XXX		A	29400334	compliance	3	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)	File is missing the most recent 2 years signed/dated 1040s and business returns/K1's for XXX and all income documentation for the primary borrower.				3/XX/2019		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						ATR Fail
2023/XX/25: Provided final 1003, 1008, income workbook, transcripts (XXX allows to be used in lieu of signed financials), 2 years 1040's, business returns/K1's for XXX, all income docs for primary borrower, LE's, initial & final CD's, occupancy certification signed at closing, verification of subject insurance coverage. Note: XXX/XXX borrowers consent for e-delivery through our borrower portal "Expedite", there is no E-delivery disclosure as it is not required.

2023/XX/15: File contains no income documentation for XXX. The loan application reflects she is an owner of XXX. There are no income documents to support this income.

2023/XX/27: Received some of the pending Income documents, the 1084 for the Co-borrower's Income was not provided in the trailing documents as well as the Verification of Employment for the Borrower. Exception remains.

204856172	XXX	XXX		A	29400335	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/20/2019)	Evidence of borrowers receipt of the appraisal at least 3 business days prior to closing.				3/XX/2019		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856172	XXX	XXX		A	29400336	compliance	1	ECOA Appraisal Disclosure - ECOA Status	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	Evidence of borrowers receipt of the appraisal at least 3 business days prior to closing.				3/XX/2019	3/XX/2020	CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/27/2023		Yes			ATR Fail		2023/XX/27: SitusAMC received LE.
204856172	XXX	XXX		A	29400337	compliance	2	Missing Initial Loan Application No Fees
No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2019 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
										Application date remains missing				3/XX/2019		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856172	XXX	XXX		A	29400338	compliance	2	NMLS - Missing Evidence of Initial Loan Application Date	Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Application date remains missing
Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $XXX in the case of an individual transaction, or the lesser of $XXX or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $XXX or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Effective 1/10/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.
														3/XX/2019	3/XX/2022	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856172	XXX	XXX		A	29400339	compliance	1	General Ability To Repay Provision Income and Assets - Partnership	Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership)	File is missing the most recent 2 years signed/dated 1040s and business returns/K1's for XXX and all income documentation for the primary borrower.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
														3/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/26/2023		Yes			ATR Fail
2023/XX/25: Provided final 1003, 1008, income workbook, transcripts (XXX allows to be used in lieu of signed financials), 2 years 1040's, business returns/K1's for XXX, all income docs for primary borrower, LE's, initial & final CD's, occupancy certification signed at closing, verification of subject insurance coverage. Note: XXX/XXX borrowers consent for e-delivery through our borrower portal "Expedite", there is no E-delivery disclosure as it is not required.
																																2023/XX/15: Received required documents. Condition cleared.
204856172	XXX	XXX		A	29400340	compliance	3	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	File is missing the most recent 2 years signed/dated 1040s and business returns/K1's for XXX and all income documentation for the primary borrower.				3/XX/2019		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						ATR Fail
2023/XX/25: Provided final 1003, 1008, income workbook, transcripts (XXX allows to be used in lieu of signed financials), 2 years 1040's, business returns/K1's for XXX, all income docs for primary borrower, LE's, initial & final CD's, occupancy certification signed at closing, verification of subject insurance coverage. Note: XXX/XXX borrowers consent for e-delivery through our borrower portal "Expedite", there is no E-delivery disclosure as it is not required.

2023/XX/27: Received some of the pending Income documents, the 1084 for the Co-borrower's Income was not provided in the trailing documents as well as the Verification of Employment for the Borrower. Exception remains.

204856172	XXX	XXX		A	29400341	compliance	1	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines
Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 70.40770% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
										File is missing the most recent 2 years signed/dated 1040s and business returns/K1's for XXX and all income documentation for the primary borrower.				3/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/27/2023		Yes			ATR Fail
2023/XX/25: Provided final 1003, 1008, income workbook, transcripts (XXX allows to be used in lieu of signed financials), 2 years 1040's, business returns/K1's for XXX, all income docs for primary borrower, LE's, initial & final CD's, occupancy certification signed at closing, verification of subject insurance coverage. Note: XXX/XXX borrowers consent for e-delivery through our borrower portal "Expedite", there is no E-delivery disclosure as it is not required.

2023/XX/15: File contains no income documentation for XXX. The loan application reflects she is an owner of XXX. There are no income documents to support this income.

2023/XX/27: Cleared with updated Income documentation as provided in the Trailing documents.

204856172	XXX	XXX		A	29400342	compliance	3	Income/Asset Guideline Deficiency - ATR Impact
Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
										File is missing the most recent 2 years signed/dated 1040s and business returns/K1's for XXX and all income documentation for the primary borrower.				3/XX/2019		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						ATR Fail
2023/XX/25: Provided final 1003, 1008, income workbook, transcripts (XXX allows to be used in lieu of signed financials), 2 years 1040's, business returns/K1's for XXX, all income docs for primary borrower, LE's, initial & final CD's, occupancy certification signed at closing, verification of subject insurance coverage. Note: XXX/XXX borrowers consent for e-delivery through our borrower portal "Expedite", there is no E-delivery disclosure as it is not required.

2023/XX/15: File contains no income documentation for XXX. The loan application reflects she is an owner of XXX. There are no income documents to support this income.

2023/XX/27: Received some of the pending Income documents, the 1084 for the Co-borrower's Income was not provided in the trailing documents as well as the Verification of Employment for the Borrower. Exception remains.

204856172	XXX	XXX		A	29400344	compliance	3	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.	File is missing the most recent 2 years signed/dated 1040s and business returns/K1's for XXX and all income documentation for the primary borrower.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		3/XX/2019		CA	Purchase	Primary	No	C	C	B	B	07/06/2023						ATR Fail
2023/XX/25: Provided final 1003, 1008, income workbook, transcripts (XXX allows to be used in lieu of signed financials), 2 years 1040's, business returns/K1's for XXX, all income docs for primary borrower, LE's, initial & final CD's, occupancy certification signed at closing, verification of subject insurance coverage. Note: XXX/XXX borrowers consent for e-delivery through our borrower portal "Expedite", there is no E-delivery disclosure as it is not required.

2023/XX/15: File contains no income documentation for XXX. The loan application reflects she is an owner of XXX. There are no income documents to support this income.

2023/XX/27: Received some of the pending Income documents, the 1084 for the Co-borrower's Income was not provided in the trailing documents as well as the Verification of Employment for the Borrower. Exception remains.

204856172	XXX	XXX		A	29400345	compliance	1	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	File is missing the most recent 2 years signed/dated 1040s and business returns/K1's for XXX and all income documentation for the primary borrower.
Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.
														3/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/27/2023		Yes			ATR Fail
2023/XX/25: Provided final 1003, 1008, income workbook, transcripts (XXX allows to be used in lieu of signed financials), 2 years 1040's, business returns/K1's for XXX, all income docs for primary borrower, LE's, initial & final CD's, occupancy certification signed at closing, verification of subject insurance coverage. Note: XXX/XXX borrowers consent for e-delivery through our borrower portal "Expedite", there is no E-delivery disclosure as it is not required.

2023/XX/15: File contains no income documentation for XXX. The loan application reflects she is an owner of XXX. There are no income documents to support this income.

2023/XX/27: Cleared with updated Income documentation as provided in the Trailing documents.

204856172	XXX	XXX		A	29400346	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Disclosure is missing		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		3/XX/2019		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856172	XXX	XXX		A	29400347	compliance	1	TRID Closing Disclosure Status Test
TILA-RESPA Integrated Disclosure: Closing Disclosure not provided or Closing Disclosure not provided prior to closing. Any applicable Federal, State or Local compliance testing is unreliable or not performed. Loan is subject to high cost testing.
										File is missing all LE's and initial and final CDs
High Cost or Anti-Predatory Lending Testing impact, therefore no SOL considerations.
For TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
														3/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/27/2023		Yes			ATR Fail
2023/XX/25: Provided final 1003, 1008, income workbook, transcripts (XXX allows to be used in lieu of signed financials), 2 years 1040's, business returns/K1's for XXX, all income docs for primary borrower, LE's, initial & final CD's, occupancy certification signed at closing, verification of subject insurance coverage. Note: XXX/XXX borrowers consent for e-delivery through our borrower portal "Expedite", there is no E-delivery disclosure as it is not required.
																																2023/XX/27: SitusAMC received LEs.
204856172	XXX	XXX		A	29400348	compliance	1	TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File
TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
										File is missing all LE's and initial and final CDs		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2019	3/XX/2020	CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/27/2023		Yes			ATR Fail		2023/XX/27: SitusAMC received LE.
204856172	XXX	XXX		A	29400349	compliance	2	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.	Disclosure is missing		TILA - subject to a 1 year SOL for affirmative claims under TILA		3/XX/2019	3/XX/2020	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856172	XXX	XXX		A	29400350	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Disclosure is missing		TILA - subject to a 1 year SOL for affirmative claims under TILA		3/XX/2019	3/XX/2020	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856172	XXX	XXX		A	29400351	credit	3	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 02/XX/2019 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX					3/XX/2019		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						ATR Fail	2023/XX/25: Disagree; Disaster declaration date is after loan closing; XXX does not require on-going valuation inspections on closed loans.	2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. A Post Disaster inspection verifying no damage was not provided. Exception remains.
204856172	XXX	XXX		A	29400352	compliance	2	Missing Document: Missing Lender's Initial 1003		File is missing the initial signed/dated application to support the lender's application date.				3/XX/2019		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Fail		2023/XX/15: Received signed/dated final 1003. The signed/dated initial application remains missing.
204856172	XXX	XXX		A	29400353	credit	3	Missing Document: Occupancy Certificate not provided		Occupancy certificate is missing.				3/XX/2019		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						ATR Fail
2023/XX/25: Provided final 1003, 1008, income workbook, transcripts (XXX allows to be used in lieu of signed financials), 2 years 1040's, business returns/K1's for XXX, all income docs for primary borrower, LE's, initial & final CD's, occupancy certification signed at closing, verification of subject insurance coverage. Note: XXX/XXX borrowers consent for e-delivery through our borrower portal "Expedite", there is no E-delivery disclosure as it is not required.
																																2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
204856172	XXX	XXX		A	29400354	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Insurance coverage of $XXX is insufficient to cover the mortgage amount of $XXX.				3/XX/2019		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						ATR Fail
2023/XX/25: Provided final 1003, 1008, income workbook, transcripts (XXX allows to be used in lieu of signed financials), 2 years 1040's, business returns/K1's for XXX, all income docs for primary borrower, LE's, initial & final CD's, occupancy certification signed at closing, verification of subject insurance coverage. Note: XXX/XXX borrowers consent for e-delivery through our borrower portal "Expedite", there is no E-delivery disclosure as it is not required.
																																2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
204856172	XXX	XXX		A	29400355	credit	3	Income Docs Missing:
Borrower: XXX, Borrower: XXX 1040 (2016), 1040 (2017), 1065, 4506-C (2016), 4506-C (2017), K-1, K-1 (2017)
1040 (2016), 1040 (2018), 1065 (2016), 1065 (2017), 1084 or income worksheet, 4506-C (2017), 4506-C (2018), K-1 (2016), K-1 (2017)
										File is missing signed/dated most recent 2 years personal and business tax returns (XXX), K1's for both borrowers for most recent 2 years (XXX) and 4506-c's.				3/XX/2019		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						ATR Fail
2023/XX/25: Provided final 1003, 1008, income workbook, transcripts (XXX allows to be used in lieu of signed financials), 2 years 1040's, business returns/K1's for XXX, all income docs for primary borrower, LE's, initial & final CD's, occupancy certification signed at closing, verification of subject insurance coverage. Note: XXX/XXX borrowers consent for e-delivery through our borrower portal "Expedite", there is no E-delivery disclosure as it is not required.

2023/XX/15: File contains no income documentation for XXX. The loan application reflects she is an owner of XXX. There are no income documents to support this income.

2023/XX/27: Received some of the required documents in the trailing documents, still pending the 1084 Income Worksheet for XXX's Income. exception remains.

204856172	XXX	XXX		A	29400356	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					3/XX/2019		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						ATR Fail
2023/XX/25: Provided final 1003, 1008, income workbook, transcripts (XXX allows to be used in lieu of signed financials), 2 years 1040's, business returns/K1's for XXX, all income docs for primary borrower, LE's, initial & final CD's, occupancy certification signed at closing, verification of subject insurance coverage. Note: XXX/XXX borrowers consent for e-delivery through our borrower portal "Expedite", there is no E-delivery disclosure as it is not required.
																																2023/XX/27: Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
204856172	XXX	XXX		A	29400357	compliance	1	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)	File contains no income documentation for XXX. The loan application reflects she is an owner of XXX. There are no income documents to support this income.				3/XX/2019		CA	Purchase	Primary	No	A	A	A	A	07/06/2023	09/27/2023		Yes			ATR Fail
2023/XX/25: XXX receives an annual salary from XXX and her husband XXX owns 75% of XXX.  The application marked XXX as self-employed in quasi error as she is married to owner in a community property state. To support her annual income, provided Income Workbook, XXX's 2 years W2's, verification of her employment at XXX (husband owns business) verified by company website bios. Unable to obtain traditional vvoe due to family member owning business.
																																2023/XX/27: Cleared with updated Income documentation as provided in the Trailing documents.
204856172	XXX	XXX		A	29400358	compliance	2	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/12419949)	Third Party verification of employment was not provided dated with 10 business days of the Note date as required.				3/XX/2019		CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856172	XXX	XXX		A	29400359	compliance	3	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)	Third Party verification of employment was not provided dated with 10 business days of the Note date as required.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
														3/XX/2019		CA	Purchase	Primary	No	C	C	C	C	07/06/2023						ATR Fail
204856172	XXX	XXX		A	29400360	compliance	2	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Application date is 2/XX, and initial LE is dated 2/XX.				3/XX/2019	3/XX/2020	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856172	XXX	XXX		A	29400361	compliance	2	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/02/XX/2019)	Application date is 2/XX, and initial LE is dated 2/XX.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2019	3/XX/2020	CA	Purchase	Primary	No	B	B	B	B	07/06/2023						ATR Fail
204856242	XXX	XXX		B	31455092	credit	1	AUS Findings: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 38.08956% exceeds AUS total debt ratio of 25.00000%.	The DTI submitted through LP is 25%. The DTI reflected on the 1008 is 38.113% which matches the calculated DTI. A final LP submission reflecting the correct DTI is required.				10/XX/2022		TX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	08/26/2024	09/06/2024		Yes			Safe Harbor QM (APOR)		2024/XX/06: Updated LP provided. Exception is clear.
204856242	XXX	XXX		B	31455111	compliance	2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)
ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/XX/2022)
										Copy of appraisal is required to be delivered to borrower within 3 business days prior to closing.		There is generally no Assignee Liability.		10/XX/2022		TX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/26/2024						Safe Harbor QM (APOR)
204856242	XXX	XXX		B	31455114	compliance	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.
The calculated DTI exceeds the AUS maximum allowable.  The DTI submitted through LP is 25%.  The DTI reflected on the 1008 is 38.113% which matches the calculated DTI.  The excessive DTI caused the loan to default test as QM (APOR) risk.
												Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		10/XX/2022		TX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	08/26/2024	09/06/2024		Yes			Safe Harbor QM (APOR)	2024/XX/04: 9/4-Appeal: LPA feedback certificate with correct ratios uploaded. XXX	2024/XX/06: Updated LP provided. Exception is clear.
204856242	XXX	XXX		B	31455115	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	List of Homeownership Counseling Organizations is missing.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		10/XX/2022		TX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/26/2024						Safe Harbor QM (APOR)
204856242	XXX	XXX		B	31455117	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7506)	Appraisal Fee increased from $XXX to $XXX without a valid Changed Circumstance document. No cure provided.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		10/XX/2022	10/XX/2023	TX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/26/2024						Safe Harbor QM (APOR)
204856242	XXX	XXX		B	31459563	compliance	1	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines
General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 38.08956% significantly exceeds the guideline maximum of 28.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
										The DTI submitted through LP is 25%. The DTI reflected on the 1008 is 38.113% which matches the calculated DTI. A final LP submission reflecting the correct DTI is required.				10/XX/2022		TX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	08/26/2024	09/06/2024		Yes			Safe Harbor QM (APOR)	2024/XX/04: 9/4-Appeal: LPA feedback certificate with correct ratios uploaded. XXX	2024/XX/06: Updated LP provided. Exception is clear.
204856242	XXX	XXX		B	31459564	compliance	1	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	The DTI submitted through LP is 25%. The DTI reflected on the 1008 is 38.113% which matches the calculated DTI. A final LP submission reflecting the correct DTI is required.				10/XX/2022		TX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	08/26/2024	09/06/2024		Yes			Safe Harbor QM (APOR)	2024/XX/04: 9/4-Appeal: LPA feedback certificate with correct ratios uploaded. XXX	2024/XX/06: Updated LP provided. Exception is clear.
204856321	XXX	XXX		B	31458996	credit	1	Income Docs Missing:	Borrower: XXX 4506-C (2020), 4506-C (2021)	4506-C (2020), 4506-C (2021) are missing for B2.				10/XX/2022		TX	Purchase	Primary	No	A	A	A	A	08/27/2024	09/04/2024		Yes			Safe Harbor QM (APOR)		2024/XX/04: 4506 provided. Exception is clear.
204856321	XXX	XXX		B	31459024	credit	3	Transaction Error: Total Cash-out on a purchase transaction.	Borrower is receiving total cash-out of $XXX on a purchase transaction.	Borrower is receiving total cash-out of $XXX on a purchase transaction.				10/XX/2022		TX	Purchase	Primary	No	C	C	C	C	08/27/2024						Safe Harbor QM (APOR)
204856321	XXX	XXX		B	31459075	compliance	2	TRID Interim Closing Disclosure Timing Test
TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 10/XX/2022 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
										Closing Disclosure provided on or after 10/XX/2022 contains a change in APR and was not received by borrower at least 3 business days prior to consummation.		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		10/XX/2022	10/XX/2023	TX	Purchase	Primary	No	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856321	XXX	XXX		B	31459076	compliance	2	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/10/XX/2022)	Loan Estimate not delivered or placed in the mail to Borrower within 3 business days of application.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		10/XX/2022	10/XX/2023	TX	Purchase	Primary	No	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856321	XXX	XXX		B	31459250	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	FACTA Disclosure is missing in file.		There is no Assignee Liability.		10/XX/2022		TX	Purchase	Primary	No	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856321	XXX	XXX		B	31459359	compliance	2	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Right to receive a copy of the Appraisal Disclosure is not provided within 3 days of the loan application date.				10/XX/2022	10/XX/2023	TX	Purchase	Primary	No	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856321	XXX	XXX		B	31516481	credit	1	Income documentation requirements not met.		The AUS required a 4506 to be signed by each Borrower no later than the note date. However, the 4506-C for B2 was not signed and dated.				10/XX/2022		TX	Purchase	Primary	No	A	A	A	A	08/27/2024	09/04/2024		Yes			Safe Harbor QM (APOR)		2024/XX/04: 4506 provided. Exception is clear.
204856321	XXX	XXX		B	31516493	compliance	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	An AUS required 4506-C signed and dated by B2 is missing which caused the loan to default test to QM(APOR) risk.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		10/XX/2022		TX	Purchase	Primary	No	A	A	A	A	08/27/2024	09/04/2024		Yes			Safe Harbor QM (APOR)	2024/XX/03: 9/3-Appeal: Please refer to page 1567 Doc, D048. Note date is 10/XX/2022, the co borrower's 4506 C dated 9/XX/22 signed by XXX (XXX).	2024/XX/04: 4506 provided. Exception is clear.
204856321	XXX	XXX		B	31516494	compliance	1	Income/Asset Guideline Deficiency - QM Impact
General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
										The AUS required a 4506 to be signed by each Borrower no later than the note date. However, the 4506-C for B2 was not signed and dated.				10/XX/2022		TX	Purchase	Primary	No	A	A	A	A	08/27/2024	09/04/2024		Yes			Safe Harbor QM (APOR)	2024/XX/03: 9/3-Appeal: Please refer to page 1567 Doc, D048. Note date is 10/XX/2022, the co borrower's 4506 C dated 9/XX/22 signed by XXX (XXX).	2024/XX/04: 4506 provided. Exception is clear.
204856321	XXX	XXX		B	31516534	compliance	1	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	The AUS required a 4506 to be signed by each Borrower no later than the note date. However, the 4506-C for B2 was not signed and dated.				10/XX/2022		TX	Purchase	Primary	No	A	A	A	A	08/27/2024	09/04/2024		Yes			Safe Harbor QM (APOR)	2024/XX/03: 9/3-Appeal: Please refer to page 1567 Doc, D048. Note date is 10/XX/2022, the co borrower's 4506 C dated 9/XX/22 signed by XXX (XXX).	2024/XX/04: 4506 provided. Exception is clear.
204856234	XXX	XXX		B	31466138	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	FACTA Disclosure is missing.		There is no Assignee Liability.		7/XX/2023		NY	Purchase	Primary	No	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856166	XXX	XXX		B	31464974	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance Coverage Amount is insufficient, So please provide HOI Policy OR Replacement Cost Estimator				3/XX/2023		FL	Refinance - Rate/Term	Primary	No	C	C	C	C	08/27/2024						Safe Harbor QM (APOR)
204856166	XXX	XXX		B	31465029	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2023)	Evidence appraisal was provided to borrower is missing.				3/XX/2023		FL	Refinance - Rate/Term	Primary	No	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856166	XXX	XXX		B	31465030	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Creditor did not provide FACTA Credit Score Disclosure.		There is no Assignee Liability.		3/XX/2023		FL	Refinance - Rate/Term	Primary	No	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856166	XXX	XXX		B	31465034	compliance	2	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)
10% tolerance violation due to increase of Recording fees from $XXX to $XXX with no valid COC in file. Cure of $XXX disclosed on the Final Closing Disclosure is insufficient to cover 5 tolerance violations totaling $XXX.
														3/XX/2023	3/XX/2024	FL	Refinance - Rate/Term	Primary	No	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856166	XXX	XXX		B	31465035	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Cure of $XXX disclosed on the Final Closing Disclosure is insufficient to cover 5 tolerance violations totaling $XXX.
												TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2023	3/XX/2024	FL	Refinance - Rate/Term	Primary	No	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856166	XXX	XXX		B	31465036	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7308)
Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Cure of $XXX disclosed on the Final Closing Disclosure is insufficient to cover 5 tolerance violations totaling $XXX.
												TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2023	3/XX/2024	FL	Refinance - Rate/Term	Primary	No	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856166	XXX	XXX		B	31465037	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7520)
Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Cure of $XXX disclosed on the Final Closing Disclosure is insufficient to cover 5 tolerance violations totaling $XXX.
												TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2023	3/XX/2024	FL	Refinance - Rate/Term	Primary	No	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856166	XXX	XXX		B	31465038	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (8304)
Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Cure of $XXX disclosed on the Final Closing Disclosure is insufficient to cover 5 tolerance violations totaling $XXX.
												TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2023	3/XX/2024	FL	Refinance - Rate/Term	Primary	No	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856351	XXX	XXX		B	31467326	compliance	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall due to missing required income documentation.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		5/XX/2023		FL	Refinance - Cash-out - Other	Primary	No	A	A	A	A	08/27/2024	09/10/2024		Yes			Safe Harbor QM (APOR)		2024/XX/10: Exception cleared.
204856351	XXX	XXX		B	31467327	compliance	1	General QM Provision Income and Assets - Partnership	General QM: Unable to verify Partnership income using reasonably reliable third-party records. (XXX/Partnership)
One of the following missing documents is required for this income source: 1) Most recent tax transcripts; 2) Most recent signed, dated 1040s; 3) Audited YTD P&L; 4) Most recent Business tax transcripts; 5) Most recent signed, dated 1065 returns
														5/XX/2023		FL	Refinance - Cash-out - Other	Primary	No	A	A	A	A	08/27/2024	09/10/2024		Yes			Safe Harbor QM (APOR)	2024/XX/06: 09/XX/2024 Appeal. 2022 tax returns were not required per AllRegs 5302.4. Please see attached. If this is insufficient to clear, please specify exactly what documents are missing. XXX	2024/XX/10: Exception cleared.
204856351	XXX	XXX		B	31467328	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7308)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient cure is required.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2023	5/XX/2024	FL	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856302	XXX	XXX		B	31472354	compliance	2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)
ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/04/XX/2023)
										Missing evidence of appraisal receipt.		There is generally no Assignee Liability.		4/XX/2023		TX	Purchase	Primary	No	B	B	B	B	08/26/2024						Safe Harbor QM (APOR)
204856158	XXX	XXX		B	31465637	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			There is no Assignee Liability.		8/XX/2022		OH	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856158	XXX	XXX		B	31465641	compliance	2	Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely)	Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.
The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
														8/XX/2022		OH	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856158	XXX	XXX		B	31465642	compliance	2	Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis)	Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
														8/XX/2022		OH	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856158	XXX	XXX		B	31465643	compliance	2	Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided Timely)	Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure at Closing.	Borrower not provided Right Not To Close Disclosure at Closing.
"The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."
														8/XX/2022		OH	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856158	XXX	XXX		B	31465644	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7506)	0% tolerance was exceeded by $XXX due to increase of appraisal fee. No valid Change of Circumstance provided, nor evidence of cure in file.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2022	8/XX/2023	OH	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856207	XXX	XXX		B	31515358	credit	3	Missing Document: Flood Certificate not provided						12/XX/2021		NJ	Purchase	Primary	Yes	C	C	C	C	08/27/2024						Safe Harbor QM (APOR)
204856207	XXX	XXX		B	31515359	credit	3	Missing Document: Hazard Insurance Policy not provided						12/XX/2021		NJ	Purchase	Primary	Yes	C	C	C	C	08/27/2024						Safe Harbor QM (APOR)
204856207	XXX	XXX		B	31515692	credit	1	Income documentation requirements not met.		The provided VVOE reflects B2 is on leave. Documentation showing the Borrower has returned to work as required by FHLMC is missing and the paystubs are more than 120 days prior to the note date.				12/XX/2021		NJ	Purchase	Primary	Yes	A	A	A	A	08/27/2024	09/11/2024		Yes			Safe Harbor QM (APOR)		2024/XX/11: Exception cleared. Recent paystub and employer letter were provided.
204856207	XXX	XXX		B	31515693	credit	1	The verification of employment is required and was not found in file.	Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2017	Missing VVOE for Co-borrower completed within 10 business days of Note.				12/XX/2021		NJ	Purchase	Primary	Yes	A	A	A	A	08/27/2024	09/05/2024		Yes			Safe Harbor QM (APOR)		2024/XX/05: Exception cleared. VVOE provided.
204856207	XXX	XXX		B	31515694	credit	1	Verification(s) of employment is not within 10 business days of the Note.	Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2017	Missing VVOE for Co-borrower completed within 10 business days of Note.				12/XX/2021		NJ	Purchase	Primary	Yes	A	A	A	A	08/27/2024	09/05/2024		Yes			Safe Harbor QM (APOR)		2024/XX/05: Exception cleared. VVOE provided.
204856207	XXX	XXX		B	31515720	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2021)	Appraisal report dated 12/XX/2022 missing evidence of receipt.				12/XX/2021		NJ	Purchase	Primary	Yes	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856207	XXX	XXX		B	31515721	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			There is no Assignee Liability.		12/XX/2021		NJ	Purchase	Primary	Yes	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856207	XXX	XXX		B	31515723	compliance	1	General QM Provision Income and Assets - Commission	General QM: Unable to verity Commission income due to, missing W-2, Paystub, or WVOE. (XXX XXX/Commission)	Missing paystub dated no later than 30 days prior to initial loan application and W-2 from prior year to support Borrower’s $XXX monthly commission earnings.				12/XX/2021		NJ	Purchase	Primary	Yes	A	A	A	A	08/27/2024	09/05/2024		Yes			Safe Harbor QM (APOR)	2024/XX/03: Appeal: Please see exception ID 31515739. XXX	2024/XX/05: Exception cleared.
204856207	XXX	XXX		B	31515738	compliance	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Income documentation requirements not met.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		12/XX/2021		NJ	Purchase	Primary	Yes	A	A	A	A	08/27/2024	09/11/2024		Yes			Safe Harbor QM (APOR)	2024/XX/03: Appeal: Please see exception ID 31515739. XXX 2024/XX/09: 09/XX/2024 Appeal: Please see additional information added for exception id 31515739. XXX
2024/XX/05: EXCEPTION HISTORY - Exception Detail was updated on 09/XX/2024 PRIOR Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.

2024/XX/05: The provided VVOE reflects B2 is on leave.  Documentation showing the Borrower has returned to work as required by FHLMC is missing and the paystubs are dated more than 120 days prior to the note date.

2024/XX/11: Exception cleared.  Recent paystub and employer letter were provided.

204856207	XXX	XXX		B	31515739	compliance	1	Income/Asset Guideline Deficiency - QM Impact
General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)

Missing paystub dated no later than 30 days prior to initial loan application and W-2 from prior year to support Borrower’s $XXX monthly commission earnings.  Missing VVOE for Co-borrower completed within 10 business days of Note.
														12/XX/2021		NJ	Purchase	Primary	Yes	A	A	A	A	08/27/2024	09/11/2024		Yes			Safe Harbor QM (APOR)
2024/XX/03: Appeal: The borrower’s W2s are located in DOC ID D0269 and D0270. Paystubs dated no later than 30 days prior to the initial application date of 11/XX/2021 have been uploaded for the Borrower, XXX. Please see uploaded VVOE for XXX dated 12/XX/2021. XXX

2024/XX/03: 09/XX/2024 Paystubs

2024/XX/09: 09/XX/2024 Appeal: Please find attached pay stub for the co-borrower which confirms the return to work. Paystubs provided are all within 120 days of the note. XXX

2024/XX/05: The provided VVOE reflects B2 is on leave.  Documentation showing the Borrower has returned to work as required by FHLMC is missing and the paystubs are dated more than 120 days prior to the note date.

2024/XX/11: Exception cleared.  Recent paystub and employer letter were provided.

204856207	XXX	XXX		B	31515903	credit	1	YTD Date is dated more than 90 days before the application date.	Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2017	Co-borrower's YTD paystub is 178 days old on Note date.				12/XX/2021		NJ	Purchase	Primary	Yes	A	A	A	A	08/27/2024	09/11/2024		Yes			Safe Harbor QM (APOR)		2024/XX/11: Exception cleared. Recent paystub was provided.
204856207	XXX	XXX		B	31515910	compliance	2	Missing Document: Missing Lender's Initial 1003		Missing Initial 1003 signed and dated.				12/XX/2021		NJ	Purchase	Primary	Yes	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856207	XXX	XXX		B	31515921	credit	3	Transaction Error: Total Cash-out on a purchase transaction.	Borrower is receiving total cash-out of $XXX on a purchase transaction.	Gift of Equity transaction. No down payment. Borrower is receiving $XXX cash back on a purchase.				12/XX/2021		NJ	Purchase	Primary	Yes	C	C	C	C	08/27/2024						Safe Harbor QM (APOR)
204856207	XXX	XXX		B	31515943	compliance	1	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Income documentation requirements not met.				12/XX/2021		NJ	Purchase	Primary	Yes	A	A	A	A	08/27/2024	09/11/2024		Yes			Safe Harbor QM (APOR)	2024/XX/03: Appeal: Please see exception ID 31515739. XXX 2024/XX/09: 09/XX/2024 Appeal: Please see additional information added for exception id 31515739. XXX
2024/XX/05: The provided VVOE reflects B2 is on leave.  Documentation showing the Borrower has returned to work as required by FHLMC is missing.

2024/XX/11: Exception cleared.  Recent paystub and employer letter were provided.

204856149	XXX	XXX		B	31464340	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing				9/XX/2021		WA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	08/27/2024						Safe Harbor QM (APOR)
204856149	XXX	XXX		B	31464457	compliance	2	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties
TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2021 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final/09/XX/2021)
										Final Closing Disclosure provided on 09/XX/2021 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.
TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability.
Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.
														9/XX/2021	9/XX/2022	WA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856310	XXX	XXX		B	31492213	credit	3	Missing Document: Fraud Report not provided						8/XX/2021		MI	Purchase	Primary	No	C	C	C	C	08/27/2024						Safe Harbor QM (APOR)
204856310	XXX	XXX		B	31492215	credit	1	Income Docs Missing:	Borrower: XXX Account Statements, Award Letter / Continuance Letter	FHLMC requires a copy of most recent bank statement showing receipt of the IRA distribution which is missing.				8/XX/2021		MI	Purchase	Primary	No	A	A	A	A	08/27/2024	09/11/2024		Yes			Safe Harbor QM (APOR)
2024/XX/10: The file contains a confirmation of transfer setup from XXX, confirming the Start Date of the distrubution is 7/XX/21, the transfer is every month on the 30th, that it is recurring, and there is no end date.  FHLMC 5305.2 requires verification of receipt "as applicable".  Due to the late set up on the distribution with first payment about ten days prior to closing and overall very high lending profile of the borrowers with 800+ credit scores, and high assets postion, verification was not applicable.

2024/XX/10: Appeal.  XXX is re-loading the XXX set up letter with "start date 07/XX/2021" and "end date- none" highlighted.  There is no award letter issued for an IRA Distribution and Continuance is based of the account balance divided by the monthly payment.

2024/XX/05: EXCEPTION HISTORY - Exception Explanation was updated on 09/XX/2024 PRIOR Exception Explanation: Award Letter / Continuance Letter

2024/XX/10: File dose not contains a confirmation , Statement of XXX dose not state IRA start date and continuance, Provide Award letter. Exception remains.

2024/XX/11: Income source sufficiently verified. Exception is clear.

204856310	XXX	XXX		B	31516580	compliance	1	Retirement Documentation	Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX IRA Distribution/IRA Distribution)					8/XX/2021		MI	Purchase	Primary	No	A	A	A	A	08/27/2024	09/05/2024		Yes			Safe Harbor QM (APOR)	2024/XX/05: 09/XX/2024 Letter was submitted into trailing docs on 09/XX/2024. XXX	2024/XX/05: Exception cleared.
204856310	XXX	XXX		B	31516581	compliance	1	Self-Employed Tax Return Recency
Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 05/XX/2021. (XXX XXX/Schedule C)
														8/XX/2021		MI	Purchase	Primary	No	A	A	A	A	08/27/2024	09/05/2024		Yes			Safe Harbor QM (APOR)		2024/XX/05: Exception cleared.
204856310	XXX	XXX		B	31516582	compliance	1	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)	Waterfall due to File is missing the Award/ Continuance letter for the Borrowers IRA Distribution income.				8/XX/2021		MI	Purchase	Primary	No	A	A	A	A	08/27/2024	09/05/2024		Yes			Safe Harbor QM (APOR)	2024/XX/05: Appeal. No self employment income was used in qualifying this loan or from B1 XXX. All income is dereived from B2 XXX. XXX	2024/XX/05: Exception cleared.
204856310	XXX	XXX		B	31516583	compliance	1	Income/Asset Guideline Deficiency - ATR Impact
Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
										Waterfall due to File is missing the Award/ Continuance letter for the Borrowers IRA Distribution income.				8/XX/2021		MI	Purchase	Primary	No	A	A	A	A	08/27/2024	09/05/2024		Yes			Safe Harbor QM (APOR)	2024/XX/05: Appeal. Income and retirement issues should be satisfied. XXX	2024/XX/05: Exception cleared.
204856310	XXX	XXX		B	31516585	compliance	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation mismatch due to File is missing the Award/ Continuance letter for the Borrowers IRA Distribution income.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		8/XX/2021		MI	Purchase	Primary	No	A	A	A	A	08/27/2024	09/11/2024		Yes			Safe Harbor QM (APOR)
2024/XX/05: Appeal. Income and asset issues should be satisfied. XXX

2024/XX/10: The file contains a confirmation of transfer setup from XXX, confirming the Start Date of the distrubution is 7/XX/21, the transfer is every month on the 30th, that it is recurring, and there is no end date.  FHLMC 5305.2 requires verification of receipt "as applicable".  Due to the late set up on the distribution with first payment about ten days prior to closing and overall very high lending profile of the borrowers with 800+ credit scores, and high assets postion, verification was not applicable.

2024/XX/05: EXCEPTION HISTORY - Exception Detail was updated on 09/XX/2024 PRIOR Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.

2024/XX/05: The IRA Distribution income for B2 was not verified as required by FHLMC.  Verification of receipt is missing.

2024/XX/11: Income source sufficiently verified. Exception is clear.

204856310	XXX	XXX		B	31516592	credit	1	Income documentation requirements not met.		File is missing the Award/ Continuance letter for the Borrowers IRA Distribution income.				8/XX/2021		MI	Purchase	Primary	No	A	A	A	A	08/27/2024	09/11/2024		Yes			Safe Harbor QM (APOR)
2024/XX/09: Appeal.  AMC is citing 5 EV3 exceptions for the missing receipt of IRA distribution which seems a little excessive.  The continuance of the IRA Distribution is based on the balance of the retirement account which is $XXX / $XXX = 131 monthly payments that exceeds 36 month requirments. Please review all five of the income associated exceptions as there should  only be 3 for missing verification of receipt.

2024/XX/10: The file contains a confirmation of transfer setup from XXX, confirming the Start Date of the distrubution is 7/XX/21, the transfer is every month on the 30th, that it is recurring, and there is no end date.  FHLMC 5305.2 requires verification of receipt "as applicable".  Due to the late set up on the distribution with first payment about ten days prior to closing and overall very high lending profile of the borrowers with 800+ credit scores, and high assets postion, verification was not applicable.

2024/XX/10: File dose not contains a confirmation , Statement of XXX dose not state IRA start date and continuance, Provide Award letter. Exception remains.

2024/XX/11: Income source sufficiently verified. Exception is clear.

204856310	XXX	XXX		B	31516637	compliance	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	File is missing the Award/ Continuance letter for the Borrowers IRA Distribution income.				8/XX/2021		MI	Purchase	Primary	No	A	A	A	A	08/27/2024	09/05/2024		Yes			Safe Harbor QM (APOR)
2024/XX/03: 9/XX/2024 Appeal: Please find attached continuance letter from XXX (IRA account) validating the monthly payment amount of $XXX beginning 07/XX/2021, every month, with No End Date stated. XXX
																																2024/XX/05: Exception cleared.
204856310	XXX	XXX		B	31593560	compliance	1	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	The IRA Distribution income for B2 was not verified as required by FHLMC.				8/XX/2021		MI	Purchase	Primary	No	A	A	A	A	09/05/2024	09/11/2024		Yes			Safe Harbor QM (APOR)
2024/XX/10: The file contains a confirmation of transfer setup from XXX, confirming the Start Date of the distrubution is 7/XX/21, the transfer is every month on the 30th, that it is recurring, and there is no end date.  FHLMC 5305.2 requires verification of receipt "as applicable".  Due to the late set up on the distribution with first payment about ten days prior to closing and overall very high lending profile of the borrowers with 800+ credit scores, and high assets postion, verification was not applicable.
																																2024/XX/11: Income source sufficiently verified. Exception is clear.
204856310	XXX	XXX		B	31593561	compliance	1	Income/Asset Guideline Deficiency - QM Impact
General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
										The IRA Distribution income for B2 was not verified as required by FHLMC.				8/XX/2021		MI	Purchase	Primary	No	A	A	A	A	09/05/2024	09/11/2024		Yes			Safe Harbor QM (APOR)
2024/XX/10: The file contains a confirmation of transfer setup from XXX, confirming the Start Date of the distrubution is 7/XX/21, the transfer is every month on the 30th, that it is recurring, and there is no end date.  FHLMC 5305.2 requires verification of receipt "as applicable".  Due to the late set up on the distribution with first payment about ten days prior to closing and overall very high lending profile of the borrowers with 800+ credit scores, and high assets postion, verification was not applicable.
																																2024/XX/11: Income source sufficiently verified. Exception is clear.
204856359	XXX	XXX		B	31469538	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
										Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2021	8/XX/2022	NJ	Refinance - Rate/Term	Primary	Yes	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856288	XXX	XXX		B	31492458	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Creditor did not provide FACTA Credit Score Disclosure.		There is no Assignee Liability.		9/XX/2021		NJ	Refinance - Rate/Term	Primary	Yes	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856288	XXX	XXX		B	31492460	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	List of Homeownership Counseling Organizations was not provided.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		9/XX/2021		NJ	Refinance - Rate/Term	Primary	Yes	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856288	XXX	XXX		B	31492461	compliance	2	TRID Final Closing Disclosure Amount Financed Test
TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2021 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 09/XX/2021). (Final/09/XX/2021)
										Disclosed Amount Financed $XXX. Calculated Amount Financed $XXX. Variance of $XXX.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2021	9/XX/2022	NJ	Refinance - Rate/Term	Primary	Yes	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856288	XXX	XXX		B	31492462	compliance	2	TRID Final Closing Disclosure Finance Charge
TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 09/XX/2021). (Final/09/XX/2021)
										Disclosed Finance Charge of $XXX. Calculated Finance Charge of $XXX. Variance of -$XXX.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2021	9/XX/2022	NJ	Refinance - Rate/Term	Primary	Yes	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856299	XXX	XXX		B	31496823	credit	3	Missing Document: Hazard Insurance Policy not provided		File is missing Hazard insurance				11/XX/2021		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	08/27/2024						Safe Harbor QM (APOR)
204856299	XXX	XXX		B	31496971	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					11/XX/2021		CA	Refinance - Cash-out - Other	Primary	No	C	C	C	C	08/27/2024						Safe Harbor QM (APOR)
204856299	XXX	XXX		B	31497096	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
										Loan Discount Points Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2021	11/XX/2022	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856299	XXX	XXX		B	31497097	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7506)	Appraisal Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2021	11/XX/2022	CA	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856294	XXX	XXX		B	31469892	compliance	2	TRID Interim Closing Disclosure Timing Test
TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 12/XX/2021 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
												TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		12/XX/2021	12/XX/2022	NY	Refinance - Rate/Term	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856294	XXX	XXX		B	31469893	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
										The Loan discount point was previously disclosed on the loan estimate as $XXX but it increased on the closing disclosure to $XXX with no cure provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		12/XX/2021	12/XX/2022	NY	Refinance - Rate/Term	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856294	XXX	XXX		B	31526360	credit	3	AUS/Guideline Findings: All conditions were not met		The AUS required an interior and exterior appraisal. However, only an exterior appraisal was provided.				12/XX/2021		NY	Refinance - Rate/Term	Primary	No	C	C	C	C	08/28/2024						Safe Harbor QM (APOR)
204856365	XXX	XXX		B	31516227	compliance	2	Missing Document: Missing Lender's Initial 1003		Missing Initial 1003 signed and dated.				10/XX/2021		NY	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856365	XXX	XXX		B	31516303	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Missing List of Homeownership Counseling Organizations disclosure.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		10/XX/2021		NY	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856365	XXX	XXX		B	31516337	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
										Missing List of Homeownership Counseling Organizations disclosure.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		10/XX/2021	10/XX/2022	NY	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856256	XXX	XXX		B	31492253	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Creditor did not provide FACTA Credit Score Disclosure.		There is no Assignee Liability.		11/XX/2021		NJ	Refinance - Cash-out - Other	Primary	Yes	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856256	XXX	XXX		B	31492255	compliance	2	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
										Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2021	11/XX/2022	NJ	Refinance - Cash-out - Other	Primary	Yes	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856256	XXX	XXX		B	31492256	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2021	11/XX/2022	NJ	Refinance - Cash-out - Other	Primary	Yes	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856256	XXX	XXX		B	31492257	compliance	1	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2021, prior to three (3) business days from transaction date of 11/XX/2021 12:00:00 AM.	Subject loan transaction disbursed on 11/XX/2021, prior to three (3) business days from transaction date of 11/XX/2021 12:00:00 AM.		TILA ROR - 3yrs for rescindable transactions.		11/XX/2021	11/XX/2024	NJ	Refinance - Cash-out - Other	Primary	Yes	A	A	A	A	08/28/2024	09/06/2024		Yes			Safe Harbor QM (APOR)
2024/XX/04: 09/XX/2024 Appeal: Please note, the closing date of the subject loan is XXX, November XX 2021. The loan was not disbursed until XXX, November XX 2021.  Validated with DOCs D0135, D0110, and D0565 XXX
																																2024/XX/06: Exception cleared.
204856256	XXX	XXX		B	31492258	compliance	1	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).		TILA ROR - 3yrs for rescindable transactions.		11/XX/2021	11/XX/2024	NJ	Refinance - Cash-out - Other	Primary	Yes	A	A	A	A	08/28/2024	09/06/2024		Yes			Safe Harbor QM (APOR)
2024/XX/04: 09/XX/2024 Appeal: Please note, the closing date of the subject loan is XXX, November XX 2021. The loan was not disbursed until XXX, November XX 2021.  Validated with DOCs D0135, D0110, and D0565 XXX
																																2024/XX/06: Exception cleared.
204856167	XXX	XXX		B	31498580	compliance	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Fails Temporary (GSE) QM Testing.	Loan has failed Temporary SHQM Loan designation testing.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		9/XX/2021		IL	Refinance - Rate/Term	Primary	No	A	A	A	A	08/27/2024	09/09/2024		Yes			Safe Harbor QM (APOR)	2024/XX/05: Appeal: Please check tape data. XXX shows designation as QM Safe Harbor 2024/XX/05: Appeal: Per XXX Transaction Management, please see supplemental QM data file posted to deal room	2024/XX/09: Exception cleared.
204856167	XXX	XXX		B	31498581	compliance	1	Not Eligible to be GSE Temporary QM	Qualified Mortgage: Loan is not eligible for Temp QM status under GSE requirements (application date is on or after 7/1/21 or loan was purchased/securitized after 8/31/21).	Loan is not eligible for Temp QM status under GSE requirements				9/XX/2021		IL	Refinance - Rate/Term	Primary	No	A	A	A	A	08/27/2024	09/09/2024		Yes			Safe Harbor QM (APOR)		2024/XX/09: Exception cleared.
204856259	XXX	XXX		B	31520278	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance Coverage Amount is insufficient. Required replacement cost estimator or Hazard Insurance policy with sufficient replacement cost.				10/XX/2021		NV	Refinance - Rate/Term	Primary	No	C	C	C	C	08/28/2024						Safe Harbor QM (APOR)
204856221	XXX	XXX		B	31465176	credit	1	AUS Findings: Available for Closing discrepancy.	Documented qualifying Assets of is less than AUS Available for Closing of $XXX.	Documented qualifying Assets of is less than AUS Available for Closing of $XXX.				11/XX/2021		NJ	Purchase	Primary	Yes	A	A	A	A	08/28/2024	09/10/2024		Yes			Safe Harbor QM (APOR)		2024/XX/10: Exception cleared. Assets approved through DU.
204856221	XXX	XXX		B	31465177	credit	1	Available for Closing is insufficient to cover Cash From Borrower.		Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX.				11/XX/2021		NJ	Purchase	Primary	Yes	A	A	A	A	08/28/2024	09/10/2024		Yes			Safe Harbor QM (APOR)		2024/XX/10: Exception cleared.
204856221	XXX	XXX		B	31465178	credit	1	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX.	Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX.				11/XX/2021		NJ	Purchase	Primary	Yes	A	A	A	A	08/28/2024	09/10/2024		Yes			Safe Harbor QM (APOR)		2024/XX/10: Exception cleared. Assets approved through DU.
204856221	XXX	XXX		B	31465188	compliance	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan Designation discrepancy due to the missing bank statement required to verify the funds to close.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		11/XX/2021		NJ	Purchase	Primary	Yes	A	A	A	A	08/28/2024	09/10/2024		Yes			Safe Harbor QM (APOR)	2024/XX/06: 9/XX/24-Appeal: See attached current Bank Stmt showing $XXX which is more than enough assets required..eg 2024/XX/06: Bank Stmt	2024/XX/10: Exception cleared.
204856221	XXX	XXX		B	31465189	compliance	1	Income/Asset Guideline Deficiency - QM Impact
General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
										waterfall exceptions firing due to the missing bank statement required to verify the funds to close				11/XX/2021		NJ	Purchase	Primary	Yes	A	A	A	A	08/28/2024	09/10/2024		Yes			Safe Harbor QM (APOR)	2024/XX/06: 9/XX/24-Appeal: See attached current Bank Stmt showing $XXX which is more than enough assets required..eg 2024/XX/06: Bank Stmt	2024/XX/10: Exception cleared. Assets approved through DU.
204856221	XXX	XXX		B	31465190	compliance	1	TRID Final Closing Disclosure Amount Financed Test
TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2021 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 11/XX/2021). (Final/11/XX/2021)

Loan Calculations: Final Closing Disclosure provided on 11/XX/2021 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 11/XX/2021).
												TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2021	11/XX/2022	NJ	Purchase	Primary	Yes	A	A	A	A	08/28/2024	09/10/2024		Yes			Safe Harbor QM (APOR)		2024/XX/10: Exception cleared.
204856221	XXX	XXX		B	31465191	compliance	1	TRID Final Closing Disclosure Finance Charge
TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 11/XX/2021). (Final/11/XX/2021)

Loan Calculations: Final Closing Disclosure provided on 11/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 11/XX/2021).
												TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2021	11/XX/2022	NJ	Purchase	Primary	Yes	A	A	A	A	08/28/2024	09/10/2024		Yes			Safe Harbor QM (APOR)		2024/XX/10: Exception cleared.
204856221	XXX	XXX		B	31465196	credit	1	AUS Findings: Qualifying asset balance discrepancy.	Calculated qualifying asset balance of $XXX is less than AUS qualifying asset balance of $XXX.	Calculated qualifying asset balance of $XXX is less than AUS qualifying asset balance of $XXX.				11/XX/2021		NJ	Purchase	Primary	Yes	A	A	A	A	08/28/2024	09/10/2024		Yes			Safe Harbor QM (APOR)		2024/XX/10: Exception cleared. Assets approved through DU.
204856221	XXX	XXX		B	31465197	credit	1	Asset documentation requirements not met.		Calculated qualifying asset balance of $XXX is less than AUS qualifying asset balance of $XXX.				11/XX/2021		NJ	Purchase	Primary	Yes	A	A	A	A	08/28/2024	09/10/2024		Yes			Safe Harbor QM (APOR)		2024/XX/10: Exception cleared. Assets approved through DU.
204856221	XXX	XXX		B	31465207	compliance	1	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	waterfall exceptions firing due to the missing bank statement required to verify the funds to close				11/XX/2021		NJ	Purchase	Primary	Yes	A	A	A	A	08/28/2024	09/10/2024		Yes			Safe Harbor QM (APOR)	2024/XX/06: 9/XX/24-Appeal: See attached current Bank Stmt showing $XXX which is more than enough assets required..eg 2024/XX/06: Bank Stmt	2024/XX/10: Exception cleared.
204856264	XXX	XXX		B	31454672	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-Sign Consent Agreement is not provided.				11/XX/2021		NY	Refinance - Cash-out - Other	Primary	No	C	C	C	C	08/26/2024						Safe Harbor QM (APOR)
204856264	XXX	XXX		B	31454775	compliance	2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)
ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Client:5057/09/XX/2021)
														11/XX/2021		NY	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/26/2024						Safe Harbor QM (APOR)
204856264	XXX	XXX		B	31454776	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			There is no Assignee Liability.		11/XX/2021		NY	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/26/2024						Safe Harbor QM (APOR)
204856264	XXX	XXX		B	31454782	compliance	1	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2021, prior to three (3) business days from transaction date of 11/XX/2021 12:00:00 AM.	Final CD was not signed by borrowers.		TILA ROR - 3yrs for rescindable transactions.		11/XX/2021	11/XX/2024	NY	Refinance - Cash-out - Other	Primary	No	A	A	A	A	08/26/2024	09/05/2024		Yes			Safe Harbor QM (APOR)	2024/XX/03: Please see D0168.	2024/XX/05: Exception cleared.
204856264	XXX	XXX		B	31454783	compliance	1	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Final CD was not signed by borrowers.		TILA ROR - 3yrs for rescindable transactions.		11/XX/2021	11/XX/2024	NY	Refinance - Cash-out - Other	Primary	No	A	A	A	A	08/26/2024	09/05/2024		Yes			Safe Harbor QM (APOR)	2024/XX/03: Please see D0168.	2024/XX/05: Exception cleared.
204856264	XXX	XXX		B	31454809	compliance	1	TRID Final Closing Disclosure Amount Financed Test
TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2021 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 11/XX/2021). (Final/11/XX/2021)
										Final Closing Disclosure provided on 11/XX/2021 disclosed a finance charge of $XXX. calculated finance charge is $XXX, resulting in a variance of -$XXX.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2021	11/XX/2024	NY	Refinance - Cash-out - Other	Primary	No	A	A	A	A	08/26/2024	09/05/2024		Yes			Safe Harbor QM (APOR)	2024/XX/04: Appeal: See comments and document uploaded on Finance Charges exception	2024/XX/05: Exception cleared.
204856264	XXX	XXX		B	31454810	compliance	1	TRID Final Closing Disclosure Finance Charge
TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 11/XX/2021). (Final/11/XX/2021)
										Final Closing Disclosure provided on 11/XX/2021 disclosed a finance charge of $XXX. calculated finance charge is $XXX, resulting in a variance of -$XXX.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2021	11/XX/2024	NY	Refinance - Cash-out - Other	Primary	No	A	A	A	A	08/26/2024	09/05/2024		Yes			Safe Harbor QM (APOR)
2024/XX/04: Appeal: After review of the LAS, Situs AMC is including the lender paid Attorney Fee, the Bankruptcy Search Fee, the Waiver of Arbitration Fee and the Sales Tax  in the prepaid finance charges.  Please see attached screen shot showing 925.00 lender cure applied in total to the Attorney Fee.  Also, the BK Search is a required search performed in conjunction with perfecting title.  The Waiver of Arbitration fee is an endorsement fee and the Sales tax is a required tax on the components of the title search (non-prepaids) and therefore not a prepaid finance charge.
																																2024/XX/05: Exception cleared.
204856143	XXX	XXX		B	31492379	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Facta disclosure is missing in loan file		There is no Assignee Liability.		10/XX/2021		OH	Purchase	Primary	No	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856143	XXX	XXX		B	31492384	compliance	2	Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender)	Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.	Ohio Consumer Sales Practices Act disclosure is missing in loan file
The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.
														10/XX/2021		OH	Purchase	Primary	No	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856143	XXX	XXX		B	31492386	compliance	2	Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided)	Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure.	hio Consumer Sales Practices Act disclosure is missing in loan file
"The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."
														10/XX/2021		OH	Purchase	Primary	No	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856188	XXX	XXX		B	31469161	compliance	2	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Application date is 12/XX/2021 and earliest disclosure in file is 1/XX/2021.				4/XX/2022	4/XX/2023	NY	Purchase	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856188	XXX	XXX		B	31469164	compliance	2	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/01/XX/2022)	Application date is 12/XX/2021 and earliest disclosure in file is 1/XX/2021.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2022	4/XX/2023	NY	Purchase	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856188	XXX	XXX		B	31506751	credit	3	Missing Document: Mortgage Insurance Certificate (MIC) not provided		Missing MI Certificate with 25% coverage as required by LP.				4/XX/2022		NY	Purchase	Primary	No	C	C	C	C	08/28/2024						Safe Harbor QM (APOR)
204856188	XXX	XXX		B	31506941	credit	1	AUS Findings: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 46.82039% exceeds AUS total debt ratio of 46.00000%.
Lender included only $XXX in the two combined student loans and payment coupons / statement in file reflect a combined monthly payment of $XXX.  Using the correct amount the DTI exceeds the maximum allowed per LP.
														4/XX/2022		NY	Purchase	Primary	No	A	A	A	A	08/28/2024	09/10/2024		Yes			Safe Harbor QM (APOR)		2024/XX/10: Exception cleared.
204856188	XXX	XXX		B	31506959	compliance	1	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines
General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 46.82039% moderately exceeds the guideline maximum of 46.00%. (DTI Exception is eligible to be regraded with compensating factors.)

Lender included only $XXX in the two combined student loans and payment coupons / statement in file reflect a combined monthly payment of $XXX.  Using the correct amount the DTI exceeds the maximum allowed per LP.
														4/XX/2022		NY	Purchase	Primary	No	A	A	A	A	08/28/2024	09/10/2024		Yes			Safe Harbor QM (APOR)
2024/XX/06: 9/XX/24 - Appeal: The impact to the DTI is less than 1%.  AUS approved with 46% DTI.  Resubmission to AUS is not required because the DTI was already approved over 45% and the impact to DTI is less than 3%.
																																2024/XX/10: Exception cleared.
204856188	XXX	XXX		B	31506960	compliance	1	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall due to missing LP being accept / ineligible and non agency saleable.				4/XX/2022		NY	Purchase	Primary	No	A	A	A	A	08/28/2024	09/10/2024		Yes			Safe Harbor QM (APOR)
2024/XX/06: 9/XX/24 - Appeal: The impact to the DTI is less than 1%.  AUS approved with 46% DTI.  Resubmission to AUS is not required because the DTI was already approved over 45% and the impact to DTI is less than 3%.
																																2024/XX/10: The DTI is within tolerance, but AUS required MI certificate is missing. 2024/XX/10: Exception cleared.
204856188	XXX	XXX		B	31507033	credit	3	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX.
Asset account #XXX has a large deposit of $XXX which is the source of the earnest money funds.  The file only contains a letter from the borrower for source/seasoning, further documentation to verify was not located.  Excluding this deposit/earnest money deposit the Borrower is short funds to close.
														4/XX/2022		NY	Purchase	Primary	No	C	C	C	C	08/28/2024						Safe Harbor QM (APOR)
204856188	XXX	XXX		B	31507098	credit	3	AUS/Guideline Findings: All conditions were not met		Missing LP required MI Certificate and Housing Counseling Certificate.				4/XX/2022		NY	Purchase	Primary	No	C	C	C	C	08/28/2024						Safe Harbor QM (APOR)
204856188	XXX	XXX		B	31507133	compliance	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall due LP being Accept / Ineligible and non saleable to agency.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		4/XX/2022		NY	Purchase	Primary	No	A	A	A	A	08/28/2024	09/10/2024		Yes			Safe Harbor QM (APOR)
2024/XX/06: 9/XX/24 - Appeal: The impact to the DTI is less than 1%.  AUS approved with 46% DTI.  Resubmission to AUS is not required because the DTI was already approved over 45% and the impact to DTI is less than 3%.
																																2024/XX/10: The DTI is within tolerance, but AUS required MI certificate is missing. 2024/XX/10: Exception cleared.
204856203	XXX	XXX		B	31492269	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Missing FACTA disclosure.		There is no Assignee Liability.		9/XX/2021		IL	Purchase	Primary	No	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856214	XXX	XXX		B	31491966	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Creditor did not provide FACTA Credit Score Disclosure.		There is no Assignee Liability.		3/XX/2022		PA	Refinance - Rate/Term	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856205	XXX	XXX		B	31470057	compliance	1	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2021, prior to three (3) business days from transaction date of 9/XX/2021 12:00:00 AM.			TILA ROR - 3yrs for rescindable transactions.		9/XX/2021	9/XX/2024	WI	Refinance - Cash-out - Other	Primary	No	A	A	A	A	08/28/2024	09/11/2024		Yes			Safe Harbor QM (APOR)
2024/XX/03: Please detail what document is causing AMC to consider the transaction date as 9/XX/21 vs 9/XX/21.

2024/XX/06: Appeal: V4 (D0008) and V5 (D0151) CD's are exactly the same except for the issue date.  The right to rescission starts at the latest of: (1) all material disclosures received; (2) two accurate notice of the right to rescind received; and (3) consummation (i.e. signing of the note).  All three happened on 9/XX/21.  The existence of the other unsigned CD does not negate that fact. There is nothing to suggest that a later CD would cause earlier accurate CD's to suddenly become not timely received.

2024/XX/06: There was a CD that was issued on 9/XX/21 which is considered the Final CD because it was issued the same date as the Note date. The CD was not executed by the borrower so the assumed receipt date is 9/XX/21.

2024/XX/11: Exception cleared.

204856205	XXX	XXX		B	31470058	compliance	1	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			TILA ROR - 3yrs for rescindable transactions.		9/XX/2021	9/XX/2024	WI	Refinance - Cash-out - Other	Primary	No	A	A	A	A	08/28/2024	09/11/2024		Yes			Safe Harbor QM (APOR)	2024/XX/06: Please see response on 31470057	2024/XX/11: Exception cleared.
204856205	XXX	XXX		B	31470072	compliance	2	TRID Final Closing Disclosure Amount Financed Test
TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2021 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 09/XX/2021). (Final/09/XX/2021)
										Finance Charge disclosed is $XXX. Calculated finance charge is $XXX. Variance of 183.66.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2021	9/XX/2024	WI	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024				Yes		Safe Harbor QM (APOR)
2024/XX/03: See Lender Credit Itemization attached. $XXX of the $XXX Subordination fee was paid by the lender.

2024/XX/05: Please see response on finance charge exception

2024/XX/09: Accuracy threshold for finance charge is $XXX (for refi) as noted in the exception detail. $XXX variance cited is under the $XXX threshold. No cure is required.

2024/XX/11: LAS is still showing a $XXX variance for the Amount Financed. Please re-run the LAS excluding the $XXX as it was paid by the lender. Only $XXX of the Title - Subordination fee should be included in your amount financed and finance charge calculations.

2024/XX/12: Provided screenshot of how we allocated our lender credit has always been acceptable. Please escalate.

2024/XX/05: SitusAMC received a screenshot of Lender credit tolerance cure of $XXX.  However, the Finance Charge underdisclosure totaled $XXX.  It appears this cure was related to the subordination fee, however, that 0% tolerance violation was only $XXX.  The other violation is related to 10% tolerance which included recording fee increase along with Title-Subordination fee. Both the Title - Subordination fee of $XXX and the Subordination fee of $XXX were included in the finance charge calculation.  As the recording fee portion of the 10% tolerance violation is not a finance charge, we are unable to determine what fees were included in the $XXX cure refund at closing and since it exceeds the 0% amount.  SitusAMC would require a breakdown of the cure refund to which fee(s) to detrermine which finance charge portions were cured on the cure refund at closing and if determined the refund did include all refund to the finance charge portions, would also require proof of additional cure for the total shortage of $XXX (finance chg shortage), proof of mailing, Corrected CD & LOE to borrower and as this is a Material Disclosure violation on a rescindable transaction, proof of reopening of rescission to all consumers.  Unable to determine at this time the total shortage amount of the cure refund, until documenting the cure at closing fees related to.

2024/XX/09: SitusAMC received breakdown of $XXX cure refund and allotted to the Title-Subordination fee ($XXX) for cure on the 10% tolerance violation. Total underdisclosure was $XXX, which requires additional cure for the total shortage of $XXX (finance chg shortage), proof of mailing, Corrected CD & LOE to borrower and as this is a Material Disclosure violation on a rescindable transaction, proof of reopening of rescission to all consumers.

2024/XX/11: SitusAMC received rebuttal that accuracy threshold is $XXX.  As noted, this is a threshold for determining tolerance but is not calculated into the total amount that was underdisclosed. The self-corrective cure provisions specifically requires the lender assure the consumer does not pay an amount that exceeds the charge actually disclosed. To accomplish this, a refund of the amount that was underdisclosed is required. Note: The correction does not reference bringing the amount that the loan was underdisclosed to an amount within the permissible tolerance to be considered accurate. If the lender only refunds the delta between the under-disclosure and the permissible tolerance, it would not be deemed to be a remediation in accordance with 130(b) and therefore by not refunding the entire amount the exception will remain as an EV3-C.    Total underdisclosure was $XXX, which requires additional cure for the total shortage of $XXX (finance chg shortage) and cure refund was only $XXX, proof of mailing, Corrected CD & LOE to borrower and as this is a Material Disclosure violation on a rescindable transaction, proof of reopening of rescission to all consumers.

2024/XX/11: Please provide copy of final Certified ALTA closing statement for review.

2024/XX/12: Statute of limitations expires 9/XX/2024.

204856205	XXX	XXX		B	31470073	compliance	2	TRID Final Closing Disclosure Finance Charge
TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 09/XX/2021). (Final/09/XX/2021)
										Finance Charge disclosed is $XXX. Calculated finance charge is $XXX. Variance of 183.66.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2021	9/XX/2024	WI	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024				Yes		Safe Harbor QM (APOR)
2024/XX/03: $XXX of the $XXX Subordination fee was paid by the lender. See Lender Credit Itemization uploaded under exception ID 31470072.

2024/XX/05: Appeal:  Please see additional detail for the allocation of the $XXX cure provided.  The full amount of the cure was allocated to the $XXX Title Subordination Fee leaving 17.55 paid by the borrower and included in the finance charges.  Once applied correctly the finance charges will be in tolerance.

2024/XX/09: Accuracy threshold for finance charge is $XXX (for refi) as noted in the exception detail. $XXX variance cited is under the $XXX threshold. No cure is required.

2024/XX/11: LAS is still showing a $XXX variance for the Amount Financed. Please re-run the LAS excluding the $XXX as it was paid by the lender. Only $XXX of the Title - Subordination fee should be included in your amount financed and finance charge calculations.

2024/XX/12: Provided screenshot of how we allocated our lender credit has always been acceptable. Please escalate.

2024/XX/05: SitusAMC received a screenshot of Lender credit tolerance cure of $XXX.  However, the Finance Charge underdisclosure totaled $XXX.  It appears this cure was related to the subordination fee, however, that 0% tolerance violation was only $XXX.  The other violation is related to 10% tolerance which included recording fee increase along with Title-Subordination fee. Both the Title - Subordination fee of $XXX and the Subordination fee of $XXX were included in the finance charge calculation.  As the recording fee portion of the 10% tolerance violation is not a finance charge, we are unable to determine what fees were included in the $XXX cure refund at closing and since it exceeds the 0% amount.  SitusAMC would require a breakdown of the cure refund to which fee(s) to detrermine which finance charge portions were cured on the cure refund at closing and if determined the refund did include all refund to the finance charge portions, would also require proof of additional cure for the total shortage of $XXX (finance chg shortage), proof of mailing, Corrected CD & LOE to borrower and as this is a Material Disclosure violation on a rescindable transaction, proof of reopening of rescission to all consumers.  Unable to determine at this time the total shortage amount of the cure refund, until documenting the cure at closing fees related to.

2024/XX/09: SitusAMC received breakdown of $XXX cure refund and allotted to the Title-Subordination fee ($XXX) for cure on the 10% tolerance violation. Total underdisclosure was $XXX, which requires additional cure for the total shortage of $XXX (finance chg shortage), proof of mailing, Corrected CD & LOE to borrower and as this is a Material Disclosure violation on a rescindable transaction, proof of reopening of rescission to all consumers.

2024/XX/11: SitusAMC received rebuttal that accuracy threshold is $XXX.  As noted, this is a threshold for determining tolerance but is not calculated into the total amount that was underdisclosed. The self-corrective cure provisions specifically requires the lender assure the consumer does not pay an amount that exceeds the charge actually disclosed. To accomplish this, a refund of the amount that was underdisclosed is required. Note: The correction does not reference bringing the amount that the loan was underdisclosed to an amount within the permissible tolerance to be considered accurate. If the lender only refunds the delta between the under-disclosure and the permissible tolerance, it would not be deemed to be a remediation in accordance with 130(b) and therefore by not refunding the entire amount the exception will remain as an EV3-C.    Total underdisclosure was $XXX, which requires additional cure for the total shortage of $XXX (finance chg shortage) and cure refund was only $XXX, proof of mailing, Corrected CD & LOE to borrower and as this is a Material Disclosure violation on a rescindable transaction, proof of reopening of rescission to all consumers.

2024/XX/11: Please provide copy of final Certified ALTA closing statement for review.

2024/XX/12: Statute of limitations expires 9/XX/2024.

204856205	XXX	XXX		B	31470074	compliance	2	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower				9/XX/2021	9/XX/2022	WI	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856205	XXX	XXX		B	31470075	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7559)	Zero Percent Fee Tolerance exceeded for Subordination Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2021	9/XX/2022	WI	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856205	XXX	XXX		B	31471370	compliance	1	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/09/XX/2021)	Initial closing disclosure is missing. Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2021	9/XX/2022	WI	Refinance - Cash-out - Other	Primary	No	A	A	A	A	08/28/2024	09/10/2024		Yes			Safe Harbor QM (APOR)		2024/XX/10: Exception cleared.
204856358	XXX	XXX		B	31492480	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Missing Facta Disclosure.		There is no Assignee Liability.		10/XX/2021		AZ	Refinance - Rate/Term	Primary	No	B	B	B	B	08/27/2024						Safe Harbor QM (APOR)
204856338	XXX	XXX		B	31463462	credit	3	REO Documents are missing.	Address: XXX, TX, Address: XXX, CO Insurance Verification, Tax Verification Insurance Verification					12/XX/2021		KY	Purchase	Investment	Yes	C	C	C	C	08/27/2024						N/A
204856338	XXX	XXX		B	31463605	credit	3
1003/Declarations:  D. 1. Have you or will you be applying for a mortgage loan on another property (not the property securing this loan) on or before closing this transaction that is not disclosed on this loan application? was entered Yes.  Unable to determine qualification without this information.
									Borrower: XXX	No Documentation provided for Undisclosed mortgage transaction that was applied before closing of the loan.				12/XX/2021		KY	Purchase	Investment	Yes	C	C	C	C	08/27/2024						N/A
204856338	XXX	XXX		B	31463637	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			There is no Assignee Liability.		12/XX/2021		KY	Purchase	Investment	Yes	B	B	B	B	08/27/2024						N/A
204856364	XXX	XXX		B	31501867	credit	3	REO Documents are missing.	Address: ZZZ, NC HOA Verification	Missing verification of HOA payment for property located at XXX, NC.				5/XX/2019		NY	Refinance - Cash-out - Other	Primary	No	C	C	C	C	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856364	XXX	XXX		B	31502153	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Missing FACTA disclosure.		There is no Assignee Liability.		5/XX/2019		NY	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856364	XXX	XXX		B	31502159	compliance	2	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	The CD 5/XX/2019 is not complete with estimated escrows.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		5/XX/2019		NY	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856364	XXX	XXX		B	31502160	compliance	2	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2019 did not disclose the Amount Financed. (Final/XX/20/2019)	Final Closing Disclosure provided on 05/XX/2019 did not disclose the Amount Financed.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2019	5/XX/2022	NY	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856364	XXX	XXX		B	31502161	compliance	2	TRID Final Closing Disclosure APR	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2019 did not disclose the APR. (Final/XX/20/2019)	Final Closing Disclosure provided on 05/XX/2019 did not disclose the APR.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2019	5/XX/2022	NY	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856364	XXX	XXX		B	31502162	compliance	2	TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on 05/XX/2019 are underdisclosed. (Final/XX/20/2019)	Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on 05/XX/2019 are underdisclosed.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2019	5/XX/2020	NY	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856364	XXX	XXX		B	31502163	compliance	2	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test
TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2019 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2550875)
										Final Closing Disclosure provided on 05/XX/2019 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2019	5/XX/2020	NY	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856364	XXX	XXX		B	31502164	compliance	2	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2019 did not disclose the Finance Charge. (Final/XX/20/2019)	Final Closing Disclosure provided on 05/XX/2019 did not disclose the Finance Charge.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2019	5/XX/2022	NY	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856364	XXX	XXX		B	31502165	compliance	2	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2019 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/XX/20/2019)	Final Closing Disclosure provided on 05/XX/2019 incorrectly disclosed whether Homeowners Insurance is included in escrow.		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2019	5/XX/2020	NY	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856364	XXX	XXX		B	31502166	compliance	2	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 05/XX/2019 incorrectly disclosed whether the loan allows for Partial Payments. (Final/XX/20/2019)	Final Closing Disclosure provided on 05/XX/2019 incorrectly disclosed whether the loan allows for Partial Payments.		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2019	5/XX/2020	NY	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856364	XXX	XXX		B	31502167	compliance	2	TRID Final Closing Disclosure Property Taxes Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2019 incorrectly disclosed whether property taxes are included in escrow. (Final/XX/20/2019)	Final Closing Disclosure provided on 05/XX/2019 incorrectly disclosed whether property taxes are included in escrow.		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2019	5/XX/2020	NY	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856364	XXX	XXX		B	31502168	compliance	2	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2019 did not disclose the Total of Payments. (Final/XX/20/2019)	Final Closing Disclosure provided on 05/XX/2019 did not disclose the Total of Payments.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2019	5/XX/2022	NY	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856364	XXX	XXX		B	31502170	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2019)	Initial Closing Disclosure issued 05/XX/2019 missing evidence of receipt.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2019	5/XX/2020	NY	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856364	XXX	XXX		B	31502171	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
										Valid cure document or Change of circumstance not provided.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2019	5/XX/2020	NY	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856364	XXX	XXX		B	31502176	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Initial Fee).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77100)
										Valid cure document or Change of circumstance not provided.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2019	5/XX/2020	NY	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856364	XXX	XXX		B	31502177	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77101)
										Valid cure document or Change of circumstance not provided.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2019	5/XX/2020	NY	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856364	XXX	XXX		B	31502178	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7762)	Valid cure document or Change of circumstance not provided.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2019	5/XX/2020	NY	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856364	XXX	XXX		B	31522991	compliance	2	TRID Final Closing Disclosure Incomplete
TILA-RESPA Integrated Disclosure: Incomplete Closing Disclosure was not signed by borrower and can be excluded from testing if it was never provided to the borrower. In order to exclude Incomplete Closing Disclosure from testing, please provide attestation from lender referencing the specific Closing Disclosure that was not provided to the borrower. (Final/XX/20/2019)
										Final Closing Disclosure dated 05/XX/2019 was not signed and dated by the borrower.		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2019	5/XX/2020	NY	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856231	XXX	XXX		B	31469776	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Using the coverage listed on the insurance binder, the coverage shortage is $XXX				4/XX/2021		VA	Purchase	Primary	No	C	C	C	C	08/26/2024						Temporary SHQM (GSE/Agency Eligible)
204856231	XXX	XXX		B	31470610	compliance	2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)
ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/04/XX/2021)
										Evidence of appraisal receipt not provided.		There is generally no Assignee Liability.		4/XX/2021		VA	Purchase	Primary	No	B	B	B	B	08/26/2024						Temporary SHQM (GSE/Agency Eligible)
204856300	XXX	XXX		B	31492148	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Creditor did not provide FACTA Credit Score Disclosure.		There is no Assignee Liability.		2/XX/2021		CA	Refinance - Rate/Term	Primary	No	B	B	B	B	08/27/2024						Temporary SHQM (GSE/Agency Eligible)
204856300	XXX	XXX		B	31492150	compliance	2	TRID Final Closing Disclosure Amount Financed Test
TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2021 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 02/XX/2021). (Final/02/XX/2021)
										The disclosed Finance Charge in the amount on the final Closing Disclosure of $XXX is under disclosed by -$XXX compared to the calculated Finance Charge of $XXX		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		2/XX/2021	2/XX/2024	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	08/27/2024						Temporary SHQM (GSE/Agency Eligible)
204856300	XXX	XXX		B	31492151	compliance	2	TRID Final Closing Disclosure Finance Charge
TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 02/XX/2021). (Final/02/XX/2021)
										The disclosed Finance Charge in the amount on the final Closing Disclosure of $XXX is under disclosed by -$XXX compared to the calculated Finance Charge of $XXX		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		2/XX/2021	2/XX/2024	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	08/27/2024						Temporary SHQM (GSE/Agency Eligible)
204856233	XXX	XXX		B	31471409	credit	3	REO Documents are missing.	Address: ZZZ, PA Insurance Verification, Tax Verification	Insurance Verification, Tax Verification are missing for REO property XXX, PA				2/XX/2020		NY	Refinance - Rate/Term	Primary	No	C	C	C	C	08/27/2024						Temporary SHQM (GSE/Agency Eligible)
204856233	XXX	XXX		B	31471529	compliance	2	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)
10% tolerance was exceeded by 780 due to increase of recording fee. $XXX No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXX a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
														2/XX/2020	2/XX/2021	NY	Refinance - Rate/Term	Primary	No	B	B	B	B	08/27/2024						Temporary SHQM (GSE/Agency Eligible)
204856211	XXX	XXX		B	31520322	compliance	2	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Rate Lock is missing in file.				4/XX/2021		NY	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856211	XXX	XXX		B	31520367	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77101)
										Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $XXX exceeds tolerance of $XXX.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2021	4/XX/2022	NY	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856211	XXX	XXX		B	31520372	compliance	2	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance
Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.

Right to Cancel was issued on incorrect form.  TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form. H-8 Form must be used as lender is not the same as originating lender.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
														4/XX/2021	4/XX/2024	NY	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856312	XXX	XXX		B	31492468	credit	3	Missing Document: Fraud Report not provided						3/XX/2020		NY	Refinance - Cash-out - Other	Primary	No	C	C	C	C	08/27/2024						Temporary SHQM (GSE/Agency Eligible)
204856312	XXX	XXX		B	31492522	credit	1	The verification of employment is not within 10 business days of the Note.	Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2004					3/XX/2020		NY	Refinance - Cash-out - Other	Primary	No	A	A	A	A	08/27/2024	09/09/2024		Yes			Temporary SHQM (GSE/Agency Eligible)		2024/XX/09: Exception has been cleared. VVOE dated within 10 business days prior to closing was located.
204856312	XXX	XXX		B	31507940	compliance	1	Overtime Bonus 2Yr Calc	Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX XXX/Overtime)					3/XX/2020		NY	Refinance - Cash-out - Other	Primary	No	A	A	A	A	08/27/2024	09/09/2024		Yes			Temporary SHQM (GSE/Agency Eligible)
2024/XX/05: Appeal:  The borrower is a union member as a XXX since 2004.  Union employees will often have multiple W-2's and paystubs, but they are under the overall employment of the union.  The lender is using base pay and overtime only and not any commission/bonus.  The borrower's income calculation meets the guidelines for union workers.
																																2024/XX/09: Exception has been cleared. VVOE dated within 10 business days prior to closing was located.
204856312	XXX	XXX		B	31507941	compliance	1	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX. Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)					3/XX/2020		NY	Refinance - Cash-out - Other	Primary	No	A	A	A	A	08/27/2024	09/09/2024		Yes			Temporary SHQM (GSE/Agency Eligible)
2024/XX/05: The rental income is supported with 2 years tax returns and the appraisal with Small Residential Income details, which is acceptable in lieu of a lease.  Based on two years returns and appraisal the subject rental is considered to be fully documented.

2024/XX/05: Appraisal rental info
																																2024/XX/09: Exception has been cleared. VVOE dated within 10 business days prior to closing was located.
204856312	XXX	XXX		B	31507942	compliance	1	Income/Asset Guideline Deficiency - ATR Impact
Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
														3/XX/2020		NY	Refinance - Cash-out - Other	Primary	No	A	A	A	A	08/27/2024	09/09/2024		Yes			Temporary SHQM (GSE/Agency Eligible)	2024/XX/06: Please see responses regarding rental and overtime income above under exception ID's 31507940 & 31507941 above.	2024/XX/09: Exception has been cleared. VVOE dated within 10 business days prior to closing was located.
204856312	XXX	XXX		B	31507949	compliance	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Based on the loan failing one or more guideline components, the loan is at ATR risk.				3/XX/2020		NY	Refinance - Cash-out - Other	Primary	No	A	A	A	A	08/27/2024	09/09/2024		Yes			Temporary SHQM (GSE/Agency Eligible)	2024/XX/06: Please see responses regarding rental and overtime income above under exception ID's 31507940 & 31507941 above.	2024/XX/09: Exception has been cleared. VVOE dated within 10 business days prior to closing was located.
204856312	XXX	XXX		B	31507950	compliance	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.	Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		3/XX/2020		NY	Refinance - Cash-out - Other	Primary	No	A	A	A	A	08/27/2024	09/09/2024		Yes			Temporary SHQM (GSE/Agency Eligible)	2024/XX/06: Please see responses regarding rental and overtime income above under exception ID's 31507940 & 31507941 above.	2024/XX/09: Exception has been cleared. VVOE dated within 10 business days prior to closing was located.
204856312	XXX	XXX		B	31508194	credit	1	Income documentation requirements not met.		10 day VVOE not provided				3/XX/2020		NY	Refinance - Cash-out - Other	Primary	No	A	A	A	A	08/27/2024	09/09/2024		Yes			Temporary SHQM (GSE/Agency Eligible)		2024/XX/09: Exception has been cleared. VVOE dated within 10 business days prior to closing was located.
204856357	XXX	XXX		B	31498860	credit	3	Missing Document: Fraud Report not provided						10/XX/2020		NY	Refinance - Rate/Term	Primary	No	C	C	C	C	08/26/2024						Temporary SHQM (GSE/Agency Eligible)
204856357	XXX	XXX		B	31499185	compliance	2	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower.				10/XX/2020	10/XX/2021	NY	Refinance - Rate/Term	Primary	No	B	B	B	B	08/26/2024						Temporary SHQM (GSE/Agency Eligible)
204856202	XXX	XXX		B	31492993	compliance	2	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance of $XXX exceeds tolerance of $XXX plus 10%. No valid change of circumstance nor cure was provided to the borrower.				2/XX/2020	2/XX/2021	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856202	XXX	XXX		B	31492994	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
										Loan Discount Points Fee of $XXX exceeds tolerance of $XXX. No valid change of circumstance nor cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		2/XX/2020	2/XX/2021	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856147	XXX	XXX		B	31492812	credit	3	Missing Document: Fraud Report not provided		The Fraud Report is missing from the loan file.				4/XX/2021		NY	Refinance - Cash-out - Other	Primary	No	C	C	C	C	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856147	XXX	XXX		B	31492815	compliance	2	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower.				4/XX/2021	4/XX/2022	NY	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856239	XXX	XXX		B	31502732	compliance	2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)
ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/05/XX/2021)
										Appraisal report dated 5/XX/2021 missing evidence of receipt.		There is generally no Assignee Liability.		5/XX/2021		TX	Purchase	Primary	No	B	B	B	B	08/27/2024						Temporary SHQM (GSE/Agency Eligible)
204856239	XXX	XXX		B	31502740	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided
TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103)
										Fee added in Revised LE issued 5/XX/2021 with no valid Change of Circumstance evident.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2021	5/XX/2022	TX	Purchase	Primary	No	B	B	B	B	08/27/2024						Temporary SHQM (GSE/Agency Eligible)
204856239	XXX	XXX		B	31502763	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2021)	Initial Closing Disclosure issued 5/XX/2021 missing evidence of receipt. Presumed 5/XX/2021 delivery date would not have been at least 3 business days prior to consummation on 5/XX/2021.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2021	5/XX/2022	TX	Purchase	Primary	No	B	B	B	B	08/27/2024						Temporary SHQM (GSE/Agency Eligible)
204856239	XXX	XXX		B	31502791	credit	3	Missing Document: Fraud Report not provided						5/XX/2021		TX	Purchase	Primary	No	C	C	C	C	08/27/2024						Temporary SHQM (GSE/Agency Eligible)
204856295	XXX	XXX		B	31492132	compliance	1	Income Method of Calculation	Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/Schedule C)	Missing CPA letter.				1/XX/2019		NY	Refinance - Cash-out - Other	Primary	No	A	A	A	A	08/28/2024	09/13/2024		Yes			Temporary SHQM (GSE/Agency Eligible)
2024/XX/05: 9.5.24 Appeal.  Please see attached the Tax Preparer Letter from XXX for the subject loan. XXX

2024/XX/11: Appeal, the Ineligible/Accept LP is related to the property being a co-op, which XXX has a variance for with FHLMC.  XXX

2024/XX/09: The LP result is ineligible, the DTI exceeds the QM maximum of 43%, and only 1 year tax returns were used to qualify.  This exception populated because the loan does not meet Temp SHQM or Safe Harbor QM requirements.

2024/XX/13: Exception cleared.  Loan is  eligible for sale under seller negotiated terms of business.

204856295	XXX	XXX		B	31492133	compliance	1	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)	Missing verification of self employment dated within 120 days of closing.				1/XX/2019		NY	Refinance - Cash-out - Other	Primary	No	A	A	A	A	08/28/2024	09/13/2024		Yes			Temporary SHQM (GSE/Agency Eligible)
2024/XX/05: 9.5.24 Appeal.  Please see attached the executed Verbal Verification of Employment completed within 120 days of closing as requested.  XXX

2024/XX/11: Appeal, the Ineligible/Accept LP is related to the property being a co-op, which XXX has a variance for with FHLMC.  XXX

2024/XX/09: The LP result is ineligible, the DTI exceeds the QM maximum of 43%, and only 1 year tax returns were used to qualify.  This exception populated because the loan does not meet Temp SHQM or Safe Harbor QM requirements.

2024/XX/13: Exception cleared.  Loan is  eligible for sale under seller negotiated terms of business.

204856295	XXX	XXX		B	31492134	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2018)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				1/XX/2019		NY	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856295	XXX	XXX		B	31492135	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:5263/11/XX/2018)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				1/XX/2019		NY	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856295	XXX	XXX		B	31492136	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:5262/12/XX/2018)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				1/XX/2019		NY	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856295	XXX	XXX		B	31492138	compliance	2	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 01/XX/2019 incorrectly disclosed whether the loan will have an escrow account. (Final/01/XX/2019)	Neither of the escrow waiver reason checkboxes are marked on the consumer’s final Closing Disclosure.		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		1/XX/2019	1/XX/2020	NY	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856295	XXX	XXX		B	31492139	compliance	2	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower.				1/XX/2019	1/XX/2020	NY	Refinance - Cash-out - Other	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856295	XXX	XXX		B	31492140	compliance	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Loan designation failure due to missing verification of self employment dated within 120 days of closing.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		1/XX/2019		NY	Refinance - Cash-out - Other	Primary	No	A	A	A	A	08/28/2024	09/13/2024		Yes			Temporary SHQM (GSE/Agency Eligible)
2024/XX/05: 9.5.24 Appeal.  Please see attached the executed Verbal Verification of Employment completed within 120 days of closing as requested.  XXX

2024/XX/11: Appeal, the Ineligible/Accept LP is related to the property being a co-op, which XXX has a variance for with FHLMC.  XXX

2024/XX/09: EXCEPTION HISTORY - Exception Detail was updated on 09/XX/2024 PRIOR Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.

2024/XX/09: The LP result is ineligible, the DTI exceeds the QM maximum of 43%, and only 1 year tax returns were used to qualify.  This exception populated because the loan does not meet Temp SHQM or Safe Harbor QM requirements.

2024/XX/13: Exception cleared.  Loan is  eligible for sale under seller negotiated terms of business.

204856295	XXX	XXX		B	31492141	compliance	1	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	Missing verification of self employment dated within 120 days of closing.
Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.
														1/XX/2019		NY	Refinance - Cash-out - Other	Primary	No	A	A	A	A	08/28/2024	09/13/2024		Yes			Temporary SHQM (GSE/Agency Eligible)
2024/XX/05: 9.5.24 Appeal.  Please see attached the executed Verbal Verification of Employment completed within 120 days of closing as requested.  XXX

2024/XX/11: Appeal, the Ineligible/Accept LP is related to the property being a co-op, which XXX has a variance for with FHLMC.  XXX

2024/XX/09: The LP result is ineligible, the DTI exceeds the QM maximum of 43%, and only 1 year tax returns were used to qualify.  This exception populated because the loan does not meet Temp SHQM or Safe Harbor QM requirements.

2024/XX/13: Exception cleared.  Loan is  eligible for sale under seller negotiated terms of business.

204856226	XXX	XXX		B	31495045	credit	3	REO Documents are missing.	Address: ZZZ, NY Tax Verification	Missing tax verification for XXX.				12/XX/2020		DC	Purchase	Primary	No	C	C	C	C	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856226	XXX	XXX		B	31495213	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2020)	Appraisal report dated 12/XX/2020 is missing evidence of receipt.				12/XX/2020		DC	Purchase	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856305	XXX	XXX		B	31492919	credit	3	Missing Document: Fraud Report not provided		Fraud Report is missing in file.				2/XX/2020		TX	Purchase	Primary	No	C	C	C	C	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856212	XXX	XXX		B	31498657	credit	3	Missing Document: Fraud Report not provided		Fraud Report is missing.				1/XX/2020		CA	Refinance - Rate/Term	Primary	No	C	C	C	C	08/26/2024						Temporary SHQM (GSE/Agency Eligible)
204856212	XXX	XXX		B	31498758	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/12/XX/2019)	Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		1/XX/2020	1/XX/2021	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	08/26/2024						Temporary SHQM (GSE/Agency Eligible)
204856212	XXX	XXX		B	31498759	compliance	2	TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File
TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
										Loan Estimate is missing.		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		1/XX/2020	1/XX/2021	CA	Refinance - Rate/Term	Primary	No	B	B	B	B	08/26/2024						Temporary SHQM (GSE/Agency Eligible)
204856229	XXX	XXX		B	31493670	credit	3	REO Documents are missing.	Address: XXX, NY Insurance Verification, Statement, Tax Verification	Missing Insurance Verification, Statement, Tax Verification				2/XX/2019		NY	Refinance - Rate/Term	Primary	No	C	C	C	C	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856229	XXX	XXX		B	31493784	compliance	1	Social Security Documentation	Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. (XXX retired/Social Security)	Missing Award Letter.				2/XX/2019		NY	Refinance - Rate/Term	Primary	No	A	A	A	A	08/28/2024	09/10/2024		Yes			Temporary SHQM (GSE/Agency Eligible)
2024/XX/06: 9/6-Appeal: Please refer to page 7 of the guidelines attached which confirm SS income can be verified with this program by award letter OR bank statement.  Bank statements in file confirm Social security deposit with DOC ID D0237. XXX
																																2024/XX/10: Exception cleared.
204856229	XXX	XXX		B	31493795	compliance	2	TRID Final Closing Disclosure Finance Charge
TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 02/XX/2019). (Final/02/XX/2019)

Finance charge disclosed on Final Closing Disclosure as $XXX Calculated Finance Charge is $XXX for an over disclosed amount of $XXX Reason for Finance Charge over disclosure is unknown as the Compliance Findings are missing.
												TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		2/XX/2019	2/XX/2020	NY	Refinance - Rate/Term	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856229	XXX	XXX		B	31493796	compliance	2	TRID Final Closing Disclosure Amount Financed Test
TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2019 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 02/XX/2019). (Final/02/XX/2019)

Final Closing Disclosure provided on 02/XX/2019 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate
												TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		2/XX/2019	2/XX/2020	NY	Refinance - Rate/Term	Primary	No	B	B	B	B	08/28/2024						Temporary SHQM (GSE/Agency Eligible)
204856229	XXX	XXX		B	31493799	compliance	1	General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio	Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.	This exception will be cleared once all ATR specific exceptions have been cured/cleared.				2/XX/2019		NY	Refinance - Rate/Term	Primary	No	A	A	A	A	08/28/2024	09/10/2024		Yes			Temporary SHQM (GSE/Agency Eligible)	2024/XX/06: 9/6-Please refer to exception ID 31493784. XXX	2024/XX/10: Exception cleared.
204856229	XXX	XXX		B	31493800	compliance	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		2/XX/2019		NY	Refinance - Rate/Term	Primary	No	A	A	A	A	08/28/2024	09/10/2024		Yes			Temporary SHQM (GSE/Agency Eligible)	2024/XX/06: 9/6-Please refer to exception ID 31493784. XXX	2024/XX/10: Exception cleared.
204856229	XXX	XXX		B	31493801	compliance	1	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	Total Debt to Income Ratio exceeds 43%
Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.
														2/XX/2019		NY	Refinance - Rate/Term	Primary	No	A	A	A	A	08/28/2024	09/10/2024		Yes			Temporary SHQM (GSE/Agency Eligible)	2024/XX/06: 9/6-Please refer to exception ID 31493784. XXX	2024/XX/10: Exception cleared.
204856271	XXX	XXX		B	31472742	credit	3	REO Documents are missing.	Address: XXX, PA Insurance Verification, Tax Verification	Insurance Verification, Tax Verification are missing for primary property.				9/XX/2023		MO	Purchase	Primary	No	C	C	C	C	08/28/2024						Safe Harbor QM (APOR)
204856271	XXX	XXX		B	31472819	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	The file was missing a copy of the FACTA Credit Score Disclosure for all borrowers provided within a reasonably practicable time after using credit score.		There is no Assignee Liability.		9/XX/2023		MO	Purchase	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856350	XXX	XXX		B	31473114	compliance	1	Missing Document: Missing Lender's Initial 1003		Initial 1003 is not signed.				8/XX/2023		NC	Purchase	Primary	No	A	A	A	A	08/28/2024	09/09/2024		Yes			Safe Harbor QM (APOR)		2024/XX/09: Exception cleared.
204856350	XXX	XXX		B	31473210	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			There is no Assignee Liability.		8/XX/2023		NC	Purchase	Primary	No	B	B	B	B	08/28/2024						Safe Harbor QM (APOR)
204856350	XXX	XXX		B	31473211	compliance	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	XXX Employment Start Date is 08/XX/2023 which is 2 days prior to Note Date.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		8/XX/2023		NC	Purchase	Primary	No	A	A	A	A	08/28/2024	09/11/2024		Yes			Safe Harbor QM (APOR)	2024/XX/06: Please see XXX appeal and documentation under exception ID 31473212 below.	2024/XX/09: The employment contract verifying the projected income for B1 was not located. 2024/XX/11: Contract provided. Exception is clear.
204856350	XXX	XXX		B	31473212	compliance	1	General QM Provision Income and Assets - Wages	General QM: Unable to verity income due to, missing W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)	XXX Employment Start Date is 08/XX/2023 which is 2 days prior to Note Date.				8/XX/2023		NC	Purchase	Primary	No	A	A	A	A	08/28/2024	09/11/2024		Yes			Safe Harbor QM (APOR)
2024/XX/05: Appeal:  The subject loan was approved with previous employment W2 and paystub along with the contract detailing the borrower income.  Freddie Mac allows for borrowers that are about to start their job after close when documented with a contract and prior income is documented to be consistent.  Attached please find XXX write up regarding the employment/income to clear the exception or decrease the exception level from '3' to a '2'.

2024/XX/05: Employment approval

2024/XX/10: Apologies, attached please find the signed employment contract/offer letter for borrower.

2024/XX/10: contract
																																2024/XX/09: The employment contract verifying the projected income was not located. 2024/XX/11: Contract provided. Exception is clear.
204856350	XXX	XXX		B	31473223	compliance	1	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Initial 1003 is not signed so not considered for creditor application date.				8/XX/2023	8/XX/2024	NC	Purchase	Primary	No	A	A	A	A	08/28/2024	09/09/2024		Yes			Safe Harbor QM (APOR)		2024/XX/09: Exception cleared.
204856350	XXX	XXX		B	31473224	compliance	1	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Initial 1003 is not signed so not considered for creditor application date.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		8/XX/2023		NC	Purchase	Primary	No	A	A	A	A	08/28/2024	09/09/2024		Yes			Safe Harbor QM (APOR)		2024/XX/09: Exception cleared.
204856350	XXX	XXX		B	31473225	compliance	1	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/08/XX/2023)	Initial 1003 is not signed so not considered for creditor application date.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2023	8/XX/2024	NC	Purchase	Primary	No	A	A	A	A	08/28/2024	09/09/2024		Yes			Safe Harbor QM (APOR)
2024/XX/03: Appeal - Please see attached system screen shots provide verification of electronic delivery / receipt 8/XX/23 within three (3) business days of application. (Initial 08/XX/2023). – SO

2024/XX/05: Appeal - Property address, section 4 not available on the 7/XX/23 application see document print date 7/XX/23. See the 7/XX/23 application with actual issue / print date of 8/XX/23 application with property address, 6th piece of information. The print date specified can be located on the lower portion of the page in the middle. - SO

2024/XX/05: Provided applications, dated 7/XX/2023 per LO signature, contain all 6 pieces of application data that require the issuance of an LE. TRID Grid 4.0, Additional Considerations, Row 36: All references to the "Application" or Application Date" in this document pertains to an application as defined under 1026.2(a)(3):(3) (i) Application means the submission of a consumer's financial information for the purposes of obtaining an extension of credit.(ii) For transactions subject to § 1026.19(e), (f), or (g) of this part, an application consists of the submission of the consumer's name, the consumer's income, the consumer's social security number to obtain a credit report, the property address, an estimate of the value of the property, and the mortgage loan amount sought.1. In general. An application means the submission of a consumer's financial information for purposes of obtaining an extension of credit. For transactions subject to § 1026.19(e), (f), or (g) of this part, the term consists of the consumer's name, the consumer's income, the consumer's social security number to obtain a credit report, the property address, an estimate of the value of the property, and the mortgage loan amount sought. This definition does not prevent a creditor from collecting whatever additional information it deems necessary in connection with the request for the extension of credit. However, once a creditor has received these six pieces of information, it has an application for purposes of the requirements of Regulation Z. A submission may be in written or electronic format and includes a written record of an oral application.

2024/XX/09: Exception cleared.